As filed with the Securities and Exchange Commission on April 27, 2009

1933 Act Registration No. 33-3677

1940 Act Registration No. 811-4603

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 41	☒
(Check appropriate box or boxes)

THRIVENT SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Address of Principal Executive Offices)

(612) 844-5704

(Registrant’s Telephone Number, including Area Code)

JOHN L. SULLIVAN

THRIVENT SERIES FUND, INC.

625 FOURTH AVENUE SOUTH

MINNEAPOLIS, MINNESOTA 55415

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thrivent Series Fund, Inc.

Prospectus

April 30, 2009

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Healthcare Portfolio

Thrivent Partner Natural Resources Portfolio

Thrivent Partner Emerging Markets Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

Thrivent Partner International Stock Portfolio

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Thrivent Partner All Cap Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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Thrivent Aggressive Allocation Portfolio

Investment Objective

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described below). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds,” meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	75-100%
Debt Securities	0-25%
Cash and Other Short-Term Instruments	0-5%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”), the Portfolio’s investment adviser, may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Technology Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Defining

Terms

Maturity—A bond fund has no real maturity, but it does have a dollar weighted average effective maturity which represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Duration—A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

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Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the Investment Company Act of 1940 (the “1940 Act”). That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Portfolio and may hold more than 10% of the shares of any single Underlying Portfolio. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Portfolio) will significantly affect the Portfolio’s performance. However, each of the Underlying Portfolios in which the Portfolio may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk, credit, interest rate and high yield risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios’ and, thus, the Portfolio’s investments, may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Portfolio. Some factors affecting the performance of the company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time, equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

5

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Credit, Interest Rate and High Yield Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in debt securities, it is subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on April 29, 2005.

Best Quarter:	Q1 ‘06	+6.98%
Worst Quarter:	Q4 ‘08	-21.69%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	Since Inception (4/29/05)
Thrivent Aggressive Allocation Portfolio	–37.23%	–3.02%
S&P 500 Index[1]	–36.99%	–4.60%
Barclays Capital Aggregate Bond Index[2]	5.24%	4.91%

[1]	The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.
[2]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

6

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.15%
Other Expenses	0.05%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.69%
Total Annual Portfolio Operating Expenses	0.89%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Aggressive Allocation Portfolio	$91	$284	$493	$1,096

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Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described on page 4). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds,” meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Equity Securities	55-90%
Debt Securities	10-40%
Cash and Other Short-Term Instruments	0-10%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio

Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Technology Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Portfolio and may hold more than 10% of the shares of any single Underlying Portfolio. A non-diversified Portfolio is generally more susceptible than a diversified Portfolio to the risk that events or developments affecting a particular issuer (such as an Underlying Portfolio) will

8

significantly affect the Portfolio’s performance. However, each of the Underlying Portfolios in which the Portfolio may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, equity investment and issuer risk, volatility risk, credit, interest rate and high yield risk, foreign securities risk, real estate industry risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios’ and, thus, the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders and general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk which is the possibility that factors specific to a company will affect the market price of its securities and the value of the Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. Some of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative affect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of

9

properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the Adviser’s or subadviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on April 29, 2005.

Best Quarter:	Q4 ‘06	+5.92%
Worst Quarter:	Q4 ‘08	-19.32%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDED DECEMBER 31, 2008)
	1 Year	Since Inception (04/29/05)
Thrivent Moderately Aggressive Allocation Portfolio	–33.40%	–2.52%
S&P 500 Index[1]	–36.99%	–4.60%
Barclays Capital Aggregate Bond Index[2]	5.24%	4.91%

[1]	The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.
[2]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio is a “fund of funds” there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.13%
Other Expenses	0.04%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.66%
Total Annual Portfolio Operating Expenses	0.83%

10

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderately Aggressive Allocation Portfolio	$85	$265	$460	$1,025

11

Thrivent Moderate Allocation Portfolio

Investment Objective

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. (Maturity and duration are described on page 4). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds,” meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following allocations among the broad asset categories listed below. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

Broad Asset Category	Allocation Range
Equity Securities	35-75%
Debt Securities	25-55%
Cash and Other Short-Term Instruments	0-15%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio

Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Technology Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Portfolio and may hold more than 10% of the shares of any single Underlying Portfolio. A non-diversified Portfolio is generally more susceptible than a diversified Portfolio to the risk that events or developments affecting a particular issuer (such as an Underlying Portfolio) will significantly affect the Portfolio’s

12

performance. However, each of the Underlying Portfolios in which the Portfolio may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, equity investment and issuer risk, volatility risk, credit, interest rate and high yield risk, foreign securities risk, real estate industry risk, and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios’ and thus, the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. A significant portion of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, thus, the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders and general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market price of its securities and the value of the Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. A significant portion of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes

13

in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and (thus), the Portfolio, depends significantly on the Adviser’s or subadviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on April 29, 2005.

Best Quarter:	Q4 ‘06	+4.80%
Worst Quarter:	Q4 ‘08	-15.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	Since Inception (4/29/05)
Thrivent Moderate Allocation Portfolio	–27.74%	–1.49%
S&P 500 Index[1]	–36.99%	–4.60%
Barclays Capital Aggregate Bond Index[2]	5.24%	4.91%

[1]	The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.
[2]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Moderate Allocation Portfolio. Because the Portfolio is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.13%
Other Expenses	0.04%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.60%
Total Annual Portfolio Operating Expenses	0.77%

14

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderate Allocation Portfolio	$79	$246	$428	$954

15

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities, equity securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. (Maturity and duration are described on page 4). The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds,” meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following allocations among the broad asset categories listed below.

Broad Asset Category	Allocation Range
Debt Securities	35-75%
Equity Securities	25-65%
Cash and Other Short-Term Instruments	0-20%

The Portfolio actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.

The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the list below. The list is provided for information purposes only. The Adviser may change the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Debt Securities
High Yield Bonds
Thrivent High Yield Portfolio
Intermediate/Long-Term Bonds
Thrivent Income Portfolio
Short-Term/Intermediate Bonds
Thrivent Limited Maturity Bond Portfolio

Equity Securities
Small Cap
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Mid Cap
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Large Cap
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
International
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Other
Thrivent Technology Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Equity Income Plus Portfolio

Cash
Money Market Portfolios
Thrivent Money Market Portfolio

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

16

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Portfolio and may hold more than 10% of the shares of any single Underlying Portfolio. A non-diversified Portfolio is generally more susceptible than a diversified Portfolio to the risk that events or developments affecting a particular issuer (such as an Underlying Portfolio) will significantly affect the Portfolio’s performance. However, each of the Underlying Portfolios in which the Portfolio may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, credit, interest rate and high yield risk, equity investment and issuer risk, volatility risk, foreign securities risk, real estate industry risk and investment adviser risk.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are generally higher than a fund not operating as a “fund of funds” because of the duplicate level of fees paid by a shareholder As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios’ and, thus, the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Credit, Interest Rate and High Yield Risk. A significant portion of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Equity Investment and Issuer Risk. A significant portion of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

17

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the Adviser’s or subadviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to broad-based securities market indices.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on April 29, 2005.

Best Quarter:	Q4 ‘06	+3.80%
Worst Quarter:	Q4 ‘08	-11.52%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	Since Inception (4/29/05)
Thrivent Moderately Conservative Allocation Portfolio	–20.61%	–0.38%
S&P 500 Index[1]	–36.99%	–4.60%
Barclays Capital Aggregate Bond Index[2]	5.24%	4.91%

[1]	The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.
[2]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Moderately Conservative Allocation Portfolio. Because the Portfolio is a “fund of funds,” there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

18

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.14%
Other Expenses	0.04%
Acquired Portfolio (Underlying Portfolio) Fees and Expenses	0.55%
Total Annual Portfolio Operating Expenses	0.73%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Moderately Conservative Allocation Portfolio	$75	$233	$406	$906

19

Thrivent Technology Portfolio

Investment Objective

The Thrivent Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services, electrical components and equipment, human resources and employment services, casinos and gaming, agricultural products, health care supplies and technology, pharmaceuticals, life science tools and services, and media. The Adviser focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change. While securities may be purchased without regard to market capitalization, the Adviser focuses on large and medium-sized companies.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Defining

Terms

Fundamental investment research techniques generally involve assessing a company’s or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Quantitative investment research techniques generally focus on a company’s financial statements and assess a company’s or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical investment research techniques generally involve studying trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

20

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Technology Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Technology Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘02	+21.50%
Worst Quarter[1]:	Q2 ‘02	-27.88%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Technology Portfolio	–48.32%	–8.41%	–9.74%
S&P North American Technology Sector Index[1]	–43.33%	–5.38%	–6.81%

[1]	In the third quarter 2001, when the Portfolio had not been in operation for a full calendar year, the Portfolio’s return was –38.84%.
[2]

The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology stocks. The S&P North American Technology Sector Index is the new name for the index formerly known as the CBOE GSTI Composite Index. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.92%

21

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Technology Portfolio	$94	$293	$509	$1,131

22

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23

Thrivent Partner Healthcare Portfolio

Investment Objective

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts) and, as a non-diversified fund under the 1940 Act, focuses its investments in the securities of a relatively few number of issuers. In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Sectoral Asset Management, Inc. (“Sectoral”)

Sectoral, the Portfolio’s subadviser, employs fundamental security analysis to individual companies that have been identified through a “bottom-up” approach. (Fundamental investment research techniques are described on page 20). In selecting stocks for the Portfolio, the subadviser engages in primary research and focuses on the company’s type of business, the company’s pipeline of products and services in development, the financial strength of the company, the company’s commitment to research and development, the validity and marketability of the company’s products and services, and the company’s valuations in the marketplace.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company’s earnings or revenues fall short of expectations its stock price may fall dramatically.

Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory charges, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

24

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and subadviser in assessing the potential of the securities in which the Portfolio invests. The Adviser and subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Other Expenses	1.17%
Total Annual Portfolio Operating Expenses	2.12%
Less Expense Reimbursement[1]	0.73%
Net Annual Portfolio Operating Expenses	1.39%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Healthcare Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 1.39% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Healthcare Portfolio	$142	$594	$1,072	$2,394

25

Thrivent Partner Natural Resources Portfolio

Investment Objective

Thrivent Partner Natural Resources Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in the securities of companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset. Natural resource assets are securities of issuers whose economic value is derived from natural sources, either directly or indirectly, such as metals, fuels, timber, underdeveloped land and agricultural products.

The Portfolio invests primarily in equity securities of companies in a variety of natural resource related sectors, including energy, chemicals, oil, gas, paper, mining, steel or agriculture. The Portfolio focuses its investments on companies that provide exposure to commodities where existing, and projected, capacity is forecasted to approach levels that represent full utilization of that capacity based upon supply and demand forecasts for the commodity. Under certain circumstances, however, the Portfolio may concentrate its investments in one or more of these sectors or in one or more issuers in the natural resources related industries.

The Portfolio typically invests in both U.S. and non-U.S. companies, including companies located in emerging markets, and in securities denominated in both U.S. dollars and foreign currencies. The Portfolio may invest in securities of issuers with any market capitalization. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of companies with substantial natural resource assets from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock, the Portfolio’s subadviser, selects securities of companies that it believes are undervalued, using a combination of top-down and bottom-up investment analyses. As part of its top-down approach, BlackRock seeks to allocate its investments to natural resource-related economic sectors that it believes have more favorable pricing power than other natural resource related sectors. BlackRock, as part of its bottom-up approach, compares the financial resources, management quality and overall business prospects of a particular company against its peers.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when securities prices rise and periods when securities prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Securities markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Portfolio follows an investing style that favors value investments. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Natural Resources Industry Risk. As a sector fund that invests primarily in the natural resource sector, the Portfolio is subject to the risks associated with natural resource investments in addition to the general risk of the stock market. The Portfolio therefore is more vulnerable to price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors than a more broadly diversified fund. Because the Portfolio invests primarily in companies with natural resource assets, there is the risk that the Portfolio will perform poorly during a downturn in natural resource prices.

Precious Metal Related Securities Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation, and changes in industrial and commercial demand for precious metals.

26

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio’s performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and events in any one country could adversely affect the Portfolio’s performance.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and subadviser in assessing the potential of the securities in which the Portfolio invests. The Adviser and subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses	1.12%
Total Annual Portfolio Operating Expenses	1.87%
Less Expense Reimbursement[1]	0.68%
Net Annual Portfolio Operating Expenses	1.19%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Natural Resources Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 1.19% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Natural Resources Portfolio	$121	$522	$948	$2,135

27

Thrivent Partner Emerging Markets Portfolio

Investment Objective

Thrivent Partner Emerging Markets Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in emerging market common stocks but may also invest in other types of equity securities, including preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks. Emerging market equities are securities of issuers that have their principal securities trading markets in an emerging market country; alone or on a consolidated basis derive 50% or more of annual revenue or assets from goods produced, sales made or service performed in emerging market countries; or are organized under the laws of, and have a principal office in, an emerging market country. An “emerging market” country is any country determined by the adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. These emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe. The Portfolio’s investments are ordinarily diversified among regions, countries and currencies.

Aberdeen Asset Management Investment Services Limited (“Aberdeen”)

Aberdeen, the Portfolio’s subadviser, uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of foreign markets, and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,

28

how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and subadviser in assessing the potential of the securities in which the Portfolio invests. The Adviser and subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	1.20%
Other Expenses	1.48%
Total Annual Portfolio Operating Expenses	2.68%
Less Expense Reimbursement[1]	1.18%
Net Annual Portfolio Operating Expenses	1.50%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Emerging Markets Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 1.50% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Emerging Markets Portfolio	$153	$720	$1,315	$2,925

29

Thrivent Real Estate Securities Portfolio

Investment Objective

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Principal Strategies

In seeking to achieve its investment objective, the Portfolio focuses on income-producing common stocks and other equity securities (which may include convertible securities) of U.S. real estate companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are primarily engaged in the real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

This Portfolio may invest up to 20% of its assets in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Real Estate Industry Risk. Real estate industry risk is the risk that declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Portfolio invests primarily in the real estate industry, the Portfolio’s performance will be closely tied to the performance of the real estate markets.

Real Estate Investment Trust (REIT) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks

30

that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Real Estate Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Real Estate Securities Portfolio, which commenced operations on April 30, 2003.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘04	+16.57%
Worst Quarter:	Q4 ‘08	-37.82%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Real Estate Securities Portfolio	–37.24%	1.41%	6.04%
FTSE NAREIT Equity REIT Index[1]	–37.73%	0.91%	5.64%

[1]	The FTSE NAREIT Equity REIT Index is a capitalization-weighted index of all equity real estate investment trusts. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses	0.06%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.03%
Total Annual Portfolio Operating Expenses	0.89%

[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Real Estate Securities Portfolio	$91	$284	$493	$1,096

31

Thrivent Partner Utilities Portfolio

Investment Objective

Thrivent Partner Utilities Portfolio seeks capital appreciation and current income.

Principal Strategies

Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity and debt securities issued by domestic and foreign utilities companies. Utilities companies are those that are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Portfolio concentrates its investments in the securities of companies in the utilities industry.

The Portfolio intends to invest primarily in equity securities, but it may change its allocation among equity and debt investments as it deems appropriate to achieve its objective. The debt securities in which the Portfolio invests generally are limited to those rated investment grade. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s adviser. The foreign securities in which the Portfolio invests may be issued by companies located in both developed and emerging markets. There are no limits on the geographic allocation of the Portfolio investments. The adviser anticipates, however, that the Portfolio’s investments will focus primarily on securities issued by utilities companies in the U.S. and that the investments in securities issued by foreign companies will focus on companies in Canada and Western Europe and other developed markets. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of utilities companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

BlackRock Investment Management, LLC (“BlackRock”)

BlackRock, the Portfolio’s subadviser, selects securities of utilities companies by using a combination approach of top-down, bottom-up and quantitative investment analyses. As part of its top-down approach, BlackRock considers geographic factors such as regional economic strength, political and economic stability, and currency valuation of the jurisdiction in which the utility company does business. BlackRock, as part of its bottom-up approach, compares the financial resources, management quality and overall business prospects of a utility company against its peers. BlackRock’s quantitative analysis focuses on relative cash flows and price-to-earnings and price-to-cash flow ratios.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when securities prices rise and periods when securities prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Utility Industry Risk. As a sector fund that invests primarily in utilities companies, the Portfolio is subject to the risks associated with this sector. The Portfolio therefore is more vulnerable to price changes of utilities companies securities and factors that affect the utilities industry than a more broadly diversified fund. The prices of securities issued by utilities companies historically have changed more in response to interest rate movements than other stocks. Generally, when interest rates go up, the value of securities issued by utilities companies goes down. Conversely, when interest rates go down, the value of certain securities issued by utilities companies may go up. There is no guarantee that this relationship will continue in the future.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the

32

security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio’s performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries, and events in any one country could adversely affect the Portfolio’s performance.

Sovereign Debt Risk. The Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Credit Risk. Credit risk is the risk that an issuer of a debt security held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the debt security may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that debt security prices decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations and maturities tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and subadviser in assessing the potential of the securities in which the Portfolio invests. The Adviser and subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility and Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses	1.56%
Total Annual Portfolio Operating Expenses	2.31%
Less Expense Reimbursement[1]	1.41%
Net Annual Portfolio Operating Expenses	0.90%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Utilities Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 0.90% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Utilities Portfolio	$92	$586	$1,107	$2,537

33

Thrivent Partner Small Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Portfolio, although the Adviser may manage, using quantitative investment research techniques, a portion of the Portfolio. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser’s determination, have above-average prospects for growth.

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. (“Turner”), the subadviser to the Portfolio, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security. (Fundamental, quantitative and technical investment research techniques are defined on page 20).

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser and Adviser in assessing the potential of the securities in which the Portfolio invests. The subadviser and Adviser’s assessment of companies

34

held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

Best Quarter:	Q2 ‘03	+20.72%
Worst Quarter:	Q4 ‘08	-27.38%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Partner Small Cap Growth Portfolio	–43.23%	–4.30%	–1.65%
Russell 2000® Growth Index[1]	–38.54%	–2.35%	–0.33%

[1]

The Russell 2000® Growth Index is an index comprised of small capitalization companies with a greater than average growth orientation. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses[1]	1.09%

[1]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Portfolio equal in the aggregate to 0.10% of the average daily net assets of the Portfolio. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Growth Portfolio	$111	$347	$601	$1,329

35

Thrivent Partner Small Cap Value Portfolio

Investment Objective

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. T. Rowe Price Associates, Inc., the Portfolio’s subadviser, focuses mainly on securities of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000® Index. The Portfolio will not sell a security just because the company has grown to a market capitalization above the range. The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company securities from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objective, the Portfolio’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Portfolio’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including bonds, foreign stocks (up to 20% of total assets), futures and options, in keeping with the Portfolio’s objective.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The subadviser uses fundamental investment research techniques to determine what securities to buy and sell. (Fundamental investment research techniques are described on page 20).

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of

36

undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Value Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Value Portfolio, which commenced operations on April 30, 2003.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘04	+11.69%
Worst Quarter:	Q4 ‘08	-24.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Partner Small Cap Value Portfolio	–27.05%	2.38%	8.54%
Russell 2000® Value Index[1]	–28.92%	0.27%	6.42%

[1]	The Russell 2000® Value Index measures the performance of small cap value stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

37

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses	0.07%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.17%
Total Annual Portfolio Operating Expenses	1.04%

[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Value Portfolio	$106	$331	$574	$1,271

38

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39

Thrivent Small Cap Stock Portfolio

Investment Objective

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. The Adviser focuses mainly in the securities of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000® Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of small companies from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical investment research techniques are described on page 20). The Adviser looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how

40

the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+19.59%
Worst Quarter:	Q4 ‘08	-24.43%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Small Cap Stock Portfolio	–37.52%	–0.31%	2.57%
Russell 2000® Index[1]	–33.79%	–0.93%	2.00%

[1]	The Russell 2000® Index is an index comprised of the 2,000 smaller companies in the Russell 3000 Index. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.68%
Other Expenses	0.07%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	0.76%

[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 years

Thrivent Small Cap Stock Portfolio	$78	$243	$422	$942

41

Thrivent Small Cap Index Portfolio

Investment Objective

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted Index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Index Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

42

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘01	+20.48%
Worst Quarter:	Q4 ‘08	-25.15%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Small Cap Index Portfolio	–31.07%	0.61%	4.88%
S&P SmallCap 600 Index[1]	–31.08%	0.88%	5.18%

[1]	The S&P SmallCap 600 Index is an index that represents the average performance of a group of 600 small capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.34%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.42%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Small Cap Index Portfolio	$43	$135	$235	$530

43

Thrivent Mid Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical investment research techniques are described on page 20). The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

44

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

Best Quarter:	Q2 ‘03	+18.17%
Worst Quarter:	Q2 ‘02	-31.76%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Mid Cap Growth Portfolio II	–42.71%	–0.71%	–3.24%
Russell Midcap® Growth Index[1]	–44.32%	–2.33%	–0.64%

[1]	The Russell Midcap® Growth Index measures the performance of mid cap growth stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.90%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses[1]	1.07%

[1]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Portfolio equal in the aggregate to 0.30% of the average daily net assets of the Portfolio. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio II	$109	$340	$590	$1,306

45

Thrivent Mid Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of mid-size companies. The Adviser focuses mainly on securities of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap® Growth Index or the S&P MidCap 400/Citigroup Growth Index at the time of the Portfolio’s investment. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in securities of mid-sized companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20). The Adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.

46

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 30, 1998.

Best Quarter:	Q4 ‘99	+34.13%
Worst Quarter:	Q4 ‘08	-25.10%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Mid Cap Growth Portfolio	–41.13%	–1.01%	2.66%
Russell Midcap® Growth Index[1]	–44.32%	–2.33%	–0.19%

[1]	The Russell Midcap® Growth Index measures the performance of mid cap growth stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio	$46	$144	$252	$567

47

Thrivent Partner Mid Cap Value Portfolio

Investment Objective

Thrivent Partner Mid Cap Value Portfolio seeks to achieve long-term capital appreciation.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of midcap issuers. The Adviser focuses mainly on the securities of midcap issuers which have market capitalizations similar to companies constituting the Russell Midcap® Value Index at the time of investment. Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, we will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid cap value style. The Portfolio ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental investment research techniques described on page 20).

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio’s performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and events in any one country could adversely affect the Portfolio’s performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include value and growth investing. To the extent that a fund uses a value style, the risk is that the market will not recognize a

48

security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. To the extent that a fund uses a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

IPO Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund. As the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on April 29, 2005.

Best Quarter:	Q4 ‘06	+8.34%
Worst Quarter:	Q4 ‘08	-22.68%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	Since Inception (4/29/05)
Thrivent Partner Mid Cap Value Portfolio	–35.05%	–2.97%
Russell Midcap® Value Index[1]	–38.44%	–4.71%

[1]

The Russell Midcap® Value Index is an index comprised of mid-cap companies with lower than average price-to-book ratios and lower forecasted growth values. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.85%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Mid Cap Value Portfolio	$87	$271	$471	$1,049

49

Thrivent Mid Cap Stock Portfolio

Investment Objective

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks, and securities convertible into common stocks, of mid-sized companies.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets (plus the amount of any borrowing for investment purposes) in securities of mid-sized companies. The Adviser focuses mainly on the securities of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the Russell Midcap® Index or the S&P MidCap 400 Index. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap securities from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20).

The Adviser looks for mid-sized companies that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors or, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Stock Portfolio, which commenced operations on March 1, 2001.

50

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+15.05%
Worst Quarter:	Q4 ‘08	-22.50%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Mid Cap Stock Portfolio	–40.75%	–0.63%	–0.26%
Russell Midcap® Index[1]	–41.46%	–0.71%	1.34%

[1]

The Russell Midcap® Index is an index that measures the performance of the smallest 800 securities in the Russell® 1000 Index, as ranked by total market capitalization. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.67%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.73%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Stock Portfolio	$75	$233	$406	$906

51

Thrivent Mid Cap Index Portfolio

Investment Objective

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index by investing primarily in common stocks comprising the Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one and five-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Index Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

52

Best Quarter:	Q2 ‘03	+17.39%
Worst Quarter:	Q4 ‘08	-25.57%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Mid Cap Index Portfolio	–36.29%	–0.42%	1.93%
S&P MidCap 400 Index[1]	–36.24%	–0.09%	2.29%

[1]	The S&P MidCap 400 Index is an index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.35%
Other Expenses	0.11%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	0.47%

[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Index Portfolio	$48	$151	$263	$591

53

Thrivent Partner Worldwide Allocation Portfolio

Investment Objective

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio seeks to achieve its objective by investing primarily in equity and debt securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries (possibly including the U.S.) and among multiple asset classes. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The debt securities in which the Portfolio invests may be of any maturity or credit quality and may include high-yield, high-risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield, high-risk debt securities are rated within or below the “BB” major rating category by Standard & Poor’s or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality.

The Adviser will make asset allocation decisions among the various asset classes and has selected multiple subadvisers to manage each such asset class, although the Adviser will directly manage the Portfolio’s assets that are allocated to U.S. securities. The subadvisers invest independently of one another and use their own methodologies, as described below, for selecting assets.

The Portfolio will generally make the following allocations among the broad asset classes listed below:

International large-cap growth	15-45%
International large-cap value	15-45%
Emerging markets equity	0-30%
Emerging markets debt	0-30%
International small- and mid-cap equities	0-30%
U.S. securities	0-20%

The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.

Principal Global Investors, LLC (“Principal”)

Principal’s investment focus for the Portfolio is international large-cap growth equities. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent out performance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses or reposition assets into more promising opportunities.

Mercator Asset Management LP (“Mercator”)

Mercator’s investment focus for the Portfolio is international large-cap value equities. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities that are inexpensive relative to their respective historical prices, industries and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry and macro factors. Mercator will consider selling a security when fundamental investment research techniques indicate that the security is less attractive than alternative investments.

Aberdeen Asset Management Investment Services Limited (“Aberdeen”)

Aberdeen’s investment focus for the Portfolio is emerging markets equity. Aberdeen uses a disciplined investment process based on its proprietary research to determine security selection. Aberdeen seeks to identify “quality” companies, based on factors such as strength of management and business, that trade at reasonable valuations, based on factors such as earnings growth and other key financial measurements. Aberdeen makes investments for the long-term, although it may sell a security when it perceives a company’s business direction or growth prospects to have changed or the company’s valuations are no longer attractive.

Victory Capital Management Inc. (“Victory”)

Victory’s investment focus for the Portfolio is international small- and mid-cap equities. Victory aims to produce a portfolio of high quality and exceptionally dynamic companies, with a focus on those operating in industries offering attractive investment opportunities as a result of long-term changes. Victory seeks to find companies with the highest probability of achieving success through industry-leading proprietary products and services, sustainable margins and strong balance sheets.

54

Goldman Sachs Asset Management, L.P. (“GSAM”)

GSAM’s investment focus for the Portfolio is emerging markets debt securities. GSAM uses an even balance of fundamental, quantitative and technical considerations within its investment discipline. GSAM’s country selection decisions rely primarily on fundamental analysis, which provides for a comprehensive understanding of the finances, political events and macroeconomic conditions of a country. GSAM’s security selection process considers a balance of quantitative, technical and fundamental factors, employing proprietary models to form a strategic view for emerging market debt securities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of foreign markets, and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. In addition, the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling, for economic reasons or otherwise, to repay the principal or interest when due. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

55

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Multi-Manager Risk. The investment styles employed by the subadvisers may not be complementary. The interplay of the various strategies employed by the subadvisers may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains. It is also possible that one subadviser could be selling a particular security or security from a certain country while another subadviser could be purchasing the same security or a security from that same country.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and subadvisers in assessing the potential of the securities in which the Portfolio’s invests. The Adviser and subadvisers’ assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.90%
Other Expenses	0.35%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	1.26%
Less Expense Reimbursement[2]	0.26%
Net Annual Portfolio Operating Expenses	1.00%

[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

[2]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with shares of the Thrivent Partner Worldwide Allocation Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 1.00% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Worldwide Allocation Portfolio	$102	$374	$667	$1,500

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57

Thrivent Partner International Stock Portfolio

Investment Objective

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Principal Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies. The Portfolio may also purchase fixed-income securities and derivatives, including futures and options, in keeping with the Portfolio’s objective.

The Adviser has selected two subadvisers with differing management styles to subadvise the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Portfolio’s assets are allocated generally on an equal basis between the two investment subadvisers described below.

Principal Global Investors, LLC (“Principal”)

Principal’s investment focus for the Portfolio is international large-cap growth equities. Principal’s stock selection reflects a growth style and is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. Principal focuses on companies with improving and sustainable business fundamentals, rising investor expectations and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, Principal leverages technology in its research-driven approach and seeks to neutralize unintended portfolio risks. Principal may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP (“Mercator”)

Mercator’s investment focus for the Portfolio is international large-cap equities. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives. Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental investment research techniques, which seek to validate projected financial data and consider company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Foreign Securities Risk. Stocks of non-U.S. companies in which the Portfolio invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia,

58

Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio’s performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and events in any one country could adversely affect the Portfolio’s performance.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadvisers in assessing the potential of the securities in which the Portfolio invests. The subadvisers’ assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘99	+24.47%
Worst Quarter:	Q3 ‘02	-21.52%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Partner International Stock Portfolio	–41.10%	0.80%	0.02%
MSCI EAFE Index[1]	–43.06%	2.10%	1.18%

[1]

The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) measures the performance of stocks in developed countries outside of North America. The performance of the Index does not reflect deductions for fees, expenses or taxes.

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Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.81%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses[1]	0.89%

[1]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Portfolio equal in the aggregate to 0.07% of the average daily net assets of the Portfolio. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner International Stock Portfolio	$91	$284	$493	$1,096

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Thrivent Partner Socially Responsible Stock Portfolio

Investment Objective

Thrivent Partner Socially Responsible Stock Portfolio seeks long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in common stock. The Portfolio invests primarily in the common stocks of U.S. large-cap companies that have market capitalizations similar to those in the S&P 500 Index. The Portfolio may, however, have other investments, including foreign stocks and stocks of mid-sized companies. Under normal circumstances, the Portfolio seeks to have a weighted average market capitalization of at least $20 billion. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stock from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Calvert Asset Management Company, Inc. (“Calvert”) and Atlanta Capital Management Company, LLC (“Atlanta Capital”)

The Portfolio employs a two-part process for evaluating prospective investments. Once identified as an attractive investment for the Portfolio by Atlanta Capital based on financial criteria, a critical second evaluation of the company’s performance on an array of social issues is performed by Calvert.

Atlanta Capital seeks established companies with a history of steady earnings growth. It selects companies that it believes have the ability to sustain growth through high profitability and the securities of which are favorably priced with respect to those growth expectations. Atlanta Capital may sell a security when deteriorating business or financial prospects, excessive valuation or other factors, which conflict with the original rationale for investing in the company, make the investment less attractive.

Socially Responsible Investment Criteria

The Portfolio has developed social investment criteria, which represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert.

The Portfolio seeks to invest in companies that:

•	Demonstrate good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

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•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

Investment decisions on whether a company meets the Portfolio’s social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and debt securities.

Although the Portfolio’s social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers that satisfy the Portfolio’s investment and social objectives.

The Portfolio may invest in Exchange-Traded Funds (“ETFs”) for the limited purpose of hedging the Portfolio’s cash position back to the Portfolio’s applicable benchmark. The ETFs in which the Portfolio invests will not be screened and will not be required to meet any of the social investment criteria otherwise applicable to investments made by the Portfolio. In addition, the ETFs in which the Portfolio invests may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s social investment criteria. The principal purpose of investing in ETFs is not to achieve a social objective by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to the applicable benchmark while enabling the Portfolio to manage its need for periodic liquidity.

The selection of an investment by the Portfolio does not constitute endorsement or validation by that Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s social criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser and subadviser in assessing the potential of the securities in which the Portfolio invests. The Adviser and subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

63

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses	1.39%
Total Annual Portfolio Operating Expenses	2.19%
Less Expense Reimbursement[1]	1.21%
Net Annual Portfolio Operating Expenses	0.98%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Socially Responsible Stock Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 0.98% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Socially Responsible Stock Portfolio	$100	$568	$1,064	$2,429

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65

Thrivent Partner All Cap Growth Portfolio

Investment Objective

Thrivent Partner All Cap Growth Portfolio seeks long-term capital growth.

Principal Strategies

In pursuing its investment objective, the Portfolio seeks out securities that, in the opinion of the Portfolio’s subadviser, Calamos Advisors LLC, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the subadviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, the subadviser screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The subadviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

The Portfolio anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Portfolio’s subadviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Portfolio invests primarily in equity securities issued by U.S. companies.

When buying and selling securities, the Portfolio focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Portfolio seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes. The Portfolio’s subadviser performs its own fundamental investment research techniques, in addition to relying upon outside sources. (Quantitative and fundamental investment research techniques are described on page 20).

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty.

Equity Risk. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value. In addition, common stock of a company is subordinate to other securities issued by the company. If a company were to become insolvent, the interests of investors owning common stock would be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Mid-Sized Company Risk. The stocks of mid-sized companies often have greater price volatility, lower trading volumes and less liquidity than the stocks of larger, more established companies. Mid-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk

66

charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Other Expenses	1.69%
Total Annual Portfolio Operating Expenses	2.64%
Less Expense Reimbursement[1]	1.64%
Net Annual Portfolio Operating Expenses	1.00%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner All Cap Growth Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 1.00% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Growth Portfolio	$102	$664	$1,253	$2,852

67

Thrivent Partner All Cap Value Portfolio

Investment Objective

Thrivent Partner All Cap Value Portfolio seeks long-term capital growth.

Principal Strategies

The Portfolio invests primarily in the equity securities of small, medium and large capitalization U.S. companies that are believed to be undervalued, although it may also invest up to 35% of its total assets in foreign equity securities (including emerging markets). The equity securities in which the Fund invests may include common stock, preferred stock and securities convertible into common stock. The Portfolio’s emphasis on the capitalization ranges noted above may change periodically. At times, the Portfolio may not hold any stocks within one or more of these capitalization ranges.

OppenheimerFunds, Inc. (“OFI”)

OFI, the Portfolio’s subadviser, selects securities for purchase and sale by the Portfolio one at a time (a “bottom-up approach”). OFI employs fundamental analysis to select securities that it believes are not fully recognized by, or are temporarily out of favor with, the market. OFI considers the following factors, which are subject to change and are not necessarily relevant in each instance, in assessing a company’s prospects: Favorable supply/demand conditions for key products; development of new products or businesses; quality of management; competitive position in the marketplace; and allocation of capital. In addition, OFI monitors individual companies for changes in a company’s prospects, and these changes may trigger a decision to sell the security. OFI may consider selling a security for one or more of the following reasons, which are subject to change: The security price approaches its target price; the company’s fundamentals appear to be deteriorating; or more appealing investment opportunities arise.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market does not recognize their intrinsic value or if value stocks are out of favor.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small-cap companies seldom pay significant dividends that could cushion returns in a falling market.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio’s performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and events in any one country could adversely affect the Portfolio’s performance.

68

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses	2.05%
Total Annual Portfolio Operating Expenses	2.80%
Less Expense Reimbursement[1]	1.82%
Net Annual Portfolio Operating Expenses	0.98%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner All Cap Value Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 0.98% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Value Portfolio	$100	$695	$1,317	$2,996

69

Thrivent Partner All Cap Portfolio

Investment Objective

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

Principal Strategies

The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.

Pyramis Global Advisors, LLC (“Pyramis”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, Pyramis may tend to buy “growth” stocks or “value” stocks, or a combination of both types.

In buying and selling securities for the Portfolio, Pyramis uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. Pyramis’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Small and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks and foreign securities often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus

70

for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

Best Quarter:	Q2 ‘03	+11.22%
Worst Quarter:	Q3 ‘02	-22.71%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Partner All Cap Portfolio	–42.91%	1.31%	–2.46%
Russell 3000® Index[1]	–37.31%	–1.95%	–0.80%

[1]

The Russell 3000® Index is an index comprised of the 3,000 largest U.S. companies based on market capitalization. The Russell 3000® Index is designed to represent the performance of about 98% of the U.S. equity market. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A

ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses[1]	1.07%

[1]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Portfolio equal in the aggregate to 0.20% of the average daily net assets of the Portfolio. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Portfolio	$109	$340	$590	$1,306

71

Thrivent Large Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical investment research techniques are described on page 20). The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts,

72

you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

Best Quarter:	Q2 ‘03	+14.52%
Worst Quarter:	Q4 ‘08	-23.62%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Large Cap Growth Portfolio II	–41.92%	–3.61%	–3.85%
Russell 1000® Growth Index[1]	–38.44%	–3.42%	–3.36%

[1]	The Russell 1000® Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses[1]	1.03%

[1]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Portfolio equal in the aggregate to 0.25% of the average daily net assets of the Portfolio. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio II	$105	$328	$569	$1,259

73

Thrivent Large Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Principal Strategy

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Growth Index, S&P 500/Citigroup Growth Index, or large company market capitalization classifications published by Lipper, Inc. Should The Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical investment research techniques are described on page 20). The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the

74

charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘99	+25.53%
Worst Quarter:	Q4 ‘08	-23.49%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Portfolio	–42.00%	–3.59%	–1.73%
Russell 1000® Growth Index[1]	–38.44%	–3.42%	–4.27%

[1]	The Russell 1000® Growth Index measures the performance of large cap growth stocks. The performance of the Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio	$46	$144	$252	$567

75

Thrivent Partner Growth Stock Portfolio

Investment Objectives

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Principal Strategies

The Portfolio’s principal strategy for achieving its investment objectives under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in common stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio concentrates its investments in growth companies. The Portfolio’s subadviser, T. Rowe Price, seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The subadviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objectives, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures and options, in keeping with the Portfolio’s objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how

76

the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

Best Quarter:	Q2 ‘03	+16.20%
Worst Quarter:	Q4 ‘08	-23.96%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Partner Growth Stock Portfolio	–42.13%	–3.50%	–2.17%
S&P 500/Citigroup Growth Index[1]	–35.08%	–2.76%	–2.50%

[1]

The S&P 500/Citigroup Growth Index is a capitalization-weighted index comprised of the highest price-to-book ratio securities in the S&P 500 Index. The S&P 500/Citigroup Growth Index is designed so that approximately one-half of the S&P 500 Index market capitalization is characterized as “value” and the other half as “growth.” The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses[1]	0.92%

[1]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Portfolio equal in the aggregate to 0.10% of the average daily net assets of the Portfolio. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Growth Stock Portfolio	$94	$293	$509	$1,131

77

Thrivent Large Cap Value Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the Russell 1000® Value Index, the S&P 500/Citigroup Value Index, or the large company market capitalization classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical investment research techniques are described on page 20). The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

78

Best Quarter:	Q2 ‘03	+15.35%
Worst Quarter:	Q4 ‘08	-20.34%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Large Cap Value Portfolio	–34.33%	–0.06%	–0.12%
Russell 1000® Value Index[1]	–36.85%	–0.79%	1.10%

[1]	The Russell 1000® Value Index measures the performance of large cap value stocks. The performance of the Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.60%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.65%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Value Portfolio	$66	$208	$362	$810

79

Thrivent Large Cap Stock Portfolio

Investment Objective

Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large U.S. companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20).

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Capital Growth Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Capital Growth Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

80

Best Quarter:	Q2 ‘03	+11.87%
Worst Quarter:	Q4 ‘08	-22.18%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (3/1/01)
Thrivent Large Cap Stock Portfolio	–37.68%	–3.03%	–3.70%
S&P 500 Index[1]	–36.99%	–2.19%	–2.21%

[1]	The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.62%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.67%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Stock Portfolio	$68	$214	$373	$835

81

Thrivent Large Cap Index Portfolio

Investment Objective

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index by investing primarily in common stocks comprising the Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The S&P Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Large Company Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Large Company Index Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+15.34%
Worst Quarter:	Q4 ‘08	-21.97%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Large Cap Index Portfolio	–37.12%	–2.45%	–1.64%
S&P 500 Index[1]	–36.99%	–2.19%	–1.38%

[1]

The S&P 500 Index is an index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The performance of the Index does not reflect deductions for fees, expenses or taxes.

82

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Mangement Fees	0.32%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.39%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Index Portfolio	$40	$125	$219	$493

83

Thrivent Equity Income Plus Portfolio

Investment Objective

Thrivent Equity Income Plus Portfolio seeks income plus long-term capital growth.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in income-producing equity securities. The Adviser expects to achieve long-term capital growth by purchasing income-producing equity securities that appreciate in value. The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in domestic and foreign real estate investment trusts (REITs), American Depositary Receipts (ADRs) and emerging market equities. The Portfolio may also write (sell) covered call or put options against a portion of the Portfolio’s assets. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in income-producing equity securities from 80% to a lesser amount, it would notify you at least 60 days prior to this change.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20). The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a “top-down” approach that focuses on broad economic trends and a “bottom-up” approach that focuses on company fundamentals, including dividend-payment history, payout ratios and expected growth.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries, and events in any one country could cause the Portfolio’s share price to decline.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to

84

corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making shareholder distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. By investing in REITs indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

Option Writing Risk. The Portfolio may write (sell) covered call and put options on any securities in which the Portfolio may invest or on any securities index consisting of securities in which it may invest. The writer of a call option has the obligation to sell the underlying instrument during the option period, and the writer of a put option has the obligation to buy the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the securities or indices on which options are written and the securities in a Portfolio’s investment portfolio, the Portfolio may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s transaction costs. Options written by the Portfolio may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.65%
Other Expenses	0.19%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	0.85%

[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

85

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Equity Income Plus Portfolio	$87	$271	$471	$1,049

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87

Thrivent Balanced Portfolio

Investment Objective

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Principal Strategies

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the Thrivent Bond Index Portfolio. However, some debt securities may not be the same. The Adviser will select them in accordance with Thrivent Bond Index Portfolio’s strategy.

The Adviser establishes the Portfolio’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and may be subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the Adviser may increase the Portfolio’s weighting in one or both of the other asset classes. Despite the Adviser’s attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

Broad Asset Category	Allocation Range
	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

Principal Risks

The Portfolio is subject to the following primary investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle also may occur with bond prices. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio’s shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market indices. On April 30, 2004, the Portfolio became the successor

88

by merger to the Balanced Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Balanced Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+9.62%
Worst Quarter:	Q4 ‘08	-14.19%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Balanced Portfolio	–26.06%	–0.49%	1.00%
S&P 500 Index[1]	–36.99%	–2.19%	–1.38%
Barclays Capital Aggregate Bond Index[2]	5.24%	4.65%	5.63%

[1]	The S&P 500 Index is an index that represents the average performance of a group of 500 widely held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.
[2]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.33%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.42%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Balanced Portfolio	$43	$135	$235	$530

89

Thrivent High Yield Portfolio

Investment Objectives

Thrivent High Yield Portfolio seeks to achieve a higher level of income through investment in a diversified portfolio of high yield securities (“junk bonds”), which involve greater risks than higher quality investments. The Portfolio will also consider growth of capital as a secondary objective.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase, these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Adviser. The Portfolio invests in securities regardless of the securities’ maturity average. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Adviser uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20). The Adviser focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

High-Yield Risk. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

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Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+8.96%
Worst Quarter:	Q4 ‘00	-15.06%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent High Yield Portfolio	–21.19%	0.46%	0.12%
Barclays Capital U.S. Corporate High Yield Bond Index[1]	–26.16%	–0.80%	2.17%

[1]

The Barclays Capital U.S. Corporate High Yield Bond Index is an index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital U.S. Corporate High Yield Bond Index is the new name for the index formerly known as the Lehman U.S. Corporate High Yield Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent High Yield Portfolio	$46	$144	$252	$567

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Thrivent Diversified Income Plus Portfolio

Investment Objective

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation by investing primarily in a diversified portfolio of income-producing securities.

Principal Strategies

Under normal circumstances, the Portfolio invests in a diversified portfolio of income-producing debt and equity securities. Debt securities will include high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Portfolio’s Adviser.

The Portfolio may invest in debt securities of any maturity and credit quality. Such debt securities may include investment-grade corporate bonds and government bonds.

As an additional principal strategy, the Portfolio may invest in equity securities in the real estate industry, including Real Estate Investment Trusts (“REITs”).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20).

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when securities prices rise and periods when securities prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

High-Yield Risk. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Real Estate Industry Risk. Real estate industry risk is the risk that declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on issuers in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.

Real Estate Investment Trust (REIT) Risk. REITS generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the

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characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices. On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the High Yield Bond Portfolio, which commenced operations on March 2, 1998.

Effective June 30, 2006, based on approval of the Portfolio’s Board of Directors and Portfolio shareholders, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in high-yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Portfolio’s name changed from Thrivent High Yield Portfolio II to Thrivent Diversified Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Portfolio.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q4 ‘02	+9.19%
Worst Quarter:	Q4 ‘08	-16.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Diversified Income Plus Portfolio	–23.30%	–0.60%	1.55%
S&P 500 Dividend Aristocrats Index[1]	–21.88%	1.45%	3.44%
Barclays Capital Aggregate Bond Index[2]	5.24%	4.65%	5.63%

[1]

The S&P 500 Dividend Aristocrats Index is an index which measures the performance of large capitalization companies within the S&P 500 that have followed a managed dividends policy of consistently increasing dividends every year for at least 25 years. The Index portfolio has both capital growth and dividend income characteristics, is equal-weighted and is broadly diversified across sectors. The Index does not reflect deductions for fees, expenses or taxes.

[2]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

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Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses	0.12%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses	0.57%
[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Diversified Income Plus Portfolio	$58	$183	$318	$714

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Thrivent Partner Socially Responsible Bond Portfolio

Investment Objective

Thrivent Partner Socially Responsible Bond Portfolio seeks to maximize income.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio invests primarily in investment-grade corporate bonds and government bonds. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s Investor Service, “BBB” by Standard & Poor’s or, if unrated, considered to be of comparable credit quality by the Portfolio’s subadviser. The Portfolio may also invest in taxable municipal bonds, below investment-grade debt securities (commonly known as “junk bonds”), foreign bonds (including American Depositary Receipts (ADRs)), asset-backed securities, mortgage-backed securities and repurchase agreements. Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other credit providers. All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in fixed-income securities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Calvert Asset Management Company, Inc. (“Calvert”)

Calvert, the Portfolio’s subadviser, selects investments that are financially sound and that satisfy social criteria, as described below. Potential investments for the Portfolio are first selected for financial soundness and then evaluated according to the Portfolio’s social criteria.

Investments in fixed-income securities for the Portfolio may be made prior to the application of social analysis, due to the nature of the fixed-income market, where unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform social analysis prior to purchase. However, following purchase, the fixed-income security is immediately evaluated according to the Portfolio’s social criteria, and if it is not found to meet the standards for the Fund’s social criteria, the security must be sold as soon as is possible, but at a time that is in the best interests of the shareholders.

Socially Responsible Investment Criteria

The Portfolio has developed social investment criteria, which represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert.

The Portfolio seeks to invest in companies that:

•	Demonstrate good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Uphold corporate responsibility abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect the rights of indigenous peoples and their territories, cultures, environment, and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Exhibit sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Portfolio seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

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•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Are significantly involved in the manufacture of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

Investment decisions on whether a company meets the Portfolio’s social criteria apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and debt securities.

Although the Portfolio’s social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers that satisfy the Portfolio’s investment and social objectives.

With respect to U.S. government securities, the Portfolio invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Fund’s social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

The selection of an investment by the Portfolio does not constitute endorsement or validation by that Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s social criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High-Yield Risk. High-yield debt securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the subadviser in assessing the

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potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

No performance information for the Portfolio is provided because it did not commence operations until April 30, 2008.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Other Expenses	0.96%
Total Annual Portfolio Operating Expenses	1.66%
Less Expense Reimbursement[1]	0.98%
Net Annual Portfolio Operating Expenses	0.68%

[1]

The Adviser has contractually agreed, through at least April 30, 2010, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Socially Responsible Bond Portfolio in order to limit the Net Annual Portfolio Operating Expenses to an annual rate of 0.68% of the average daily net assets of the shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Socially Responsible Bond Portfolio	$69	$427	$810	$1,883

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Thrivent Income Portfolio

Investment Objective

Thrivent Income Portfolio seeks to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term, fixed-income securities.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.

The Adviser uses fundamental, quantitative, and technical research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of any maturity and focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. (Fundamental, quantitative, and technical investment research techniques are described on page 20. Maturity is defined on page 4).

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

High Yield Risk. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end

100

of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q2 ‘03	+4.13%
Worst Quarter:	Q3 ‘08	-6.01%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Income Portfolio	–10.85%	0.89%	3.36%
Barclays Capital Aggregate Bond Index[1]	5.24%	4.65%	5.63%

[1]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Income Portfolio	$46	$144	$252	$567

101

Thrivent Bond Index Portfolio

Investment Objective

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays Capital Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Barclays Capital Aggregate Bond Index. The Portfolio does not invest in all of the issues that make up the Index but selects from issuers within the Index. Therefore, the Adviser expects the investment performance of the Portfolio to approximate the performance of the Index over time.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Bond Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Bond Index Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

102

Best Quarter:	Q3 ‘01	+4.89%
Worst Quarter:	Q2 ‘04	-2.59%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Bond Index Portfolio	–0.82%	2.97%	4.60%
Barclays Capital Aggregate Bond Index[1]	5.24%	4.65%	5.63%

[1]

The Barclays Capital Aggregate Bond Index is an index that measures the performance of U.S. investment grade bonds. The Barclays Capital Aggregate Bond Index is the new name for the index formerly known as the Lehman Brothers Aggregate Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.35%
Other Expenses	0.08%
Acquired Fund (Underlying Portfolio) Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	0.44%

[1]

Underlying Portfolio investments may include investments of temporary cash into an affiliated money market portfolio and/or investments in unaffiliated exchange-traded funds or other unaffiliated investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Bond Index Portfolio	$45	$141	$246	$555

103

Thrivent Limited Maturity Bond Portfolio

Investment Objective

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The dollar-weighted average effective portfolio maturity for the Portfolio is expected to be less than three years. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by the Adviser. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Adviser uses fundamental, quantitative, and technical investment analysis techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20). The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how

Defining

Terms

The dollar-weighted average effective portfolio maturity of the Portfolio is determined by calculating the average maturity of each debt security owned by the Portfolio, weighting each security according to the amount that it represents in the Portfolio. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

104

the Portfolio’s average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

Best Quarter:	Q2 ‘03	+2.47%
Worst Quarter:	Q3 ‘08	-3.16%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (11/30/01)
Thrivent Limited Maturity Bond Portfolio	–6.46%	1.11%	2.12%
Barclays Capital Government/Credit 1-3 Year Bond Index[1]	4.97%	3.81%	3.93%

[1]

The Barclays Capital Government/Credit 1-3 Year Bond Index is an index which measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years. The Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Government/Credit 1-3 Year Bond Index is the new name for the index formerly known as the Lehman Brothers Government/Credit 1-3 Year Bond Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Limited Maturity Bond Portfolio	$46	$144	$252	$567

105

Thrivent Mortgage Securities Portfolio

Investment Objective

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. These securities include mortgage-backed securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs) interest only bonds (IOs) and principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in mortgage-related securities from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio’s assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the securities in which the Portfolio invests. The Adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mortgage Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mortgage Securities Portfolio, which commenced operations on April 30, 2003.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through

106

variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Best Quarter:	Q3 ‘06	+3.41%
Worst Quarter:	Q4 ‘08	-3.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	Since Inception (4/30/03)
Thrivent Mortgage Securities Portfolio	–4.96%	2.10%	2.18%
Barclays Capital Mortgage-Backed Securities Index[1]	8.34%	5.54%	5.17%

[1]

The Barclays Capital Mortgage-Backed Securities (MBS) Index is formed by grouping the universe of over 600,000 individual fixed rate U.S. government agency MBS pools into approximately 3,500 generic types of securities. The Index does not reflect deductions for fees, expenses or taxes. The Barclays Capital Mortgage-Backed Securities Index is the new name for the index formerly known as the Lehman Brothers Mortgage-Backed Securities Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.50%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.67%

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mortgage Securities Portfolio	$68	$214	$373	$835

107

Thrivent Money Market Portfolio

Investment Objective

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

Principal Strategies

The Portfolio tries to produce current income while maintaining liquidity by investing in high-quality, short-term money market instruments, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical investment research techniques are described on page 20).

The Adviser manages the Portfolio subject to strict rules established by the Securities and Exchange Commission that are designed so that the Portfolio may maintain a stable $1.00 share price. Those guidelines generally require the Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the Portfolio’s total assets must be invested in “first tier” securities. First-tier securities generally must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the Adviser to be of comparable quality). First-tier securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Portfolio’s assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the Adviser to be of comparable quality), or kept in cash.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a security held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the security may decline in price thereby affecting the value of the Portfolio. Because the Portfolio emphasizes high-quality, short-term money market securities, credit risk is expected to be low for the Portfolio.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.

Loss of Principal. The success of the Portfolio’s investment strategy depends significantly on the Adviser’s skill in assessing the potential of the securities in which the Portfolio invests. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual returns for one-, five- and ten-year periods.

The bar chart and table include the effects of Portfolio expenses and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

108

Best Quarter:	Q4 ‘00	+1.57%
Worst Quarter:	Q1 ‘04	+0.16%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2008)
	1 Year	5 Years	10 Years
Thrivent Money Market Portfolio	2.95%	3.35%	3.41%

The seven-day yield for the period ended December 31, 2008 was 1.67%. You may call 1-800-847-4836 to obtain the Portfolio’s current seven-day yield.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses[1]	0.46%

[1]

The Adviser has voluntarily agreed to temporarily reimburse certain expenses associated with the Portfolio equal in the aggregate to 0.10% of the average daily net assets of the Portfolio. This voluntary reimbursement may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Money Market Portfolio	$47	$148	$258	$579

109

Management

Investment Adviser

Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of Thrivent Series Fund, Inc. (the “Fund”). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $62 billion in assets as of December 31, 2008, including approximately $20 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for the following Portfolios:

Thrivent Aggressive Allocation Portfolio	Thrivent Large Cap Growth Portfolio
Thrivent Moderately Aggressive Allocation Portfolio	Thrivent Large Cap Value Portfolio
Thrivent Moderate Allocation Portfolio	Thrivent Large Cap Stock Portfolio
Thrivent Moderately Conservative Allocation Portfolio	Thrivent Large Cap Index Portfolio
Thrivent Technology Portfolio	Thrivent Equity Income Plus Portfolio
Thrivent Real Estate Securities Portfolio	Thrivent Balanced Portfolio
Thrivent Small Cap Stock Portfolio	Thrivent High Yield Portfolio
Thrivent Small Cap Index Portfolio	Thrivent Diversified Income Plus Portfolio
Thrivent Mid Cap Growth Portfolio II	Thrivent Income Portfolio
Thrivent Mid Cap Growth Portfolio	Thrivent Bond Index Portfolio
Thrivent Mid Cap Stock Portfolio	Thrivent Limited Maturity Bond Portfolio
Thrivent Mid Cap Index Portfolio	Thrivent Mortgage Securities Portfolio
Thrivent Large Cap Growth Portfolio II	Thrivent Money Market Portfolio

In addition, Thrivent Financial may also provide investment research and supervision of the assets of the Thrivent Partner Worldwide Allocation Portfolio, to the extent that this Portfolio invests in U.S. securities, and of a portion of the Thrivent Partner Small Cap Growth Portfolio.

For each of the other Portfolios listed below (the “Subadvised Portfolios”), Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Portfolio, one or more subadvisers to manage the investments of the Subadvised Portfolios. It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. The Subadvised Portfolios include the following:

Thrivent Partner Healthcare Portfolio	Thrivent Partner International Stock Portfolio
Thrivent Partner Natural Resources Portfolio	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner Emerging Markets Portfolio	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner Utilities Portfolio	Thrivent Partner All Cap Value Portfolio
Thrivent Partner Small Cap Growth Portfolio	Thrivent Partner All Cap Portfolio
Thrivent Partner Small Cap Value Portfolio	Thrivent Partner Growth Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Partner Worldwide Allocation Portfolio

Thrivent Financial and the Fund have received an exemptive order from the SEC that permits Thrivent Financial and the Portfolios, with the approval of the Fund’s Board of Directors, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolio. Thrivent Financial will notify variable contract owners in the event of any change in the identity of the subadviser of a Portfolio.

Advisory Fees

Each Portfolio pays an annual investment advisory fee to the investment adviser. During the year ended December 31, 2008, Thrivent Financial received the following advisory fees, expressed as a percentage of the Portfolio’s average daily net assets:*

PORTFOLIO	ADVISORY FEE
Thrivent Aggressive Allocation Portfolio	0.15%
Thrivent Moderately Aggressive Allocation Portfolio	0.13%
Thrivent Moderate Allocation Portfolio	0.13%
Thrivent Moderately Conservative Allocation Portfolio	0.14%
Thrivent Technology Portfolio	0.75%
Thrivent Partner Healthcare Portfolio	0.95%
Thrivent Partner Natural Resources Portfolio	0.75%
Thrivent Partner Emerging Markets Portfolio	1.20%
Thrivent Real Estate Securities Portfolio	0.80%
Thrivent Partner Utilities Portfolio	0.75%
Thrivent Partner Small Cap Growth Portfolio	1.00%
Thrivent Partner Small Cap Value Portfolio	0.80%
Thrivent Small Cap Stock Portfolio	0.68%
Thrivent Small Cap Index Portfolio	0.34%
Thrivent Mid Cap Growth Portfolio II	0.90%
Thrivent Mid Cap Growth Portfolio	0.40%
Thrivent Partner Mid Cap Value Portfolio	0.75%

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PORTFOLIO	ADVISORY FEE
Thrivent Mid Cap Stock Portfolio	0.67%
Thrivent Mid Cap Index Portfolio	0.35%
Thrivent Partner Worldwide Allocation Portfolio	0.90%
Thrivent Partner International Stock Portfolio	0.81%
Thrivent Partner Socially Responsible Stock Portfolio	0.80%
Thrivent Partner All Cap Growth Portfolio	0.95%
Thrivent Partner All Cap Value Portfolio	0.75%
Thrivent Partner All Cap Portfolio	0.95%
Thrivent Large Cap Growth Portfolio II	0.80%
Thrivent Large Cap Growth Portfolio	0.40%
Thrivent Partner Growth Stock Portfolio	0.80%
Thrivent Large Cap Value Portfolio	0.60%
Thrivent Large Cap Stock Portfolio	0.62%
Thrivent Large Cap Index Portfolio	0.32%
Thrivent Equity Income Plus Portfolio	0.65%
Thrivent Balanced Portfolio	0.33%
Thrivent High Yield Portfolio	0.40%
Thrivent Diversified Income Plus Portfolio	0.40%
Thrivent Partner Socially Responsible Bond Portfolio	0.70%
Thrivent Income Portfolio	0.40%
Thrivent Bond Index Portfolio	0.35%
Thrivent Limited Maturity Bond Portfolio	0.40%
Thrivent Mortgage Securities Portfolio	0.50%
Thrivent Money Market Portfolio	0.40%

* Thrivent Financial reimbursed certain expenses of some of the Portfolios. This table does not reflect the effects of any reimbursements. In addition, with respect to the Subadvised Portfolios, Thrivent Financial pays the applicable subadviser(s) a subadvisory fee from the advisory fee it receives from the Subadvised Portfolio. These subadvisory fees do not constitute an additional fee to you, the investor. To learn more about these subadvisory fees, please consult the Statement of Additional Information.

Certain of the other Portfolios also have breakpoints, which you can learn more about by consulting the Statement of Additional Information. In addition, the Fund’s semiannual report discusses the basis for the Board of Directors’ approval of the investment adviser agreement between the Fund and Thrivent Financial.

Portfolio Management

This section provides information about the portfolio management for each of the Portfolios. The Statement of Additional Information for the Fund provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA have served as portfolio co-managers of Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio since their inception in 2005. Mr. Swansen is the Chief Investment Officer of Thrivent Financial and serves as the team leader. Prior to joining Thrivent Financial in 2004, he was a managing director of Colonnade Advisors, LLC from 2001 to 2003, and the President and Chief Investment Officer of PPM American from 1999 to 2000. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Technology Portfolio

Darren M. Bagwell, CFA is the portfolio manager for the Thrivent Technology Portfolio. Mr. Bagwell has been with Thrivent since 2002 and serves as Director of Research. Prior to joining Thrivent, he worked as an investment analyst at Robert W. Baird.

Thrivent Partner Healthcare Portfolio

Thrivent Financial has engaged Sectoral Asset Management Inc. (“Sectoral”), 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec H3A 3G4, Canada, as investment subadviser for Thrivent Partner Healthcare Portfolio. Sectoral is a member of State Street Global Alliance, LLC, a jointly owned subsidiary of State Street Global Advisors, the investment management arm of State Street Corporation, and the Dutch pension fund Stichting Pensioenfonds ABP (ABP), one of the world’s largest pension funds. Sectoral specializes in managing global healthcare portfolios and has been practicing this specialty since 2000. As of December 31, 2008, Sectoral managed approximately $2.9 billion in assets.

Stephan Patten, CFA of Sectoral serves as portfolio manager of the Portfolio. He joined Sectoral in 2001 as an Assistant Portfolio Manager and became a Portfolio Manager in 2004. In 1996, Mr. Patten completed a B.Sc. in biochemistry at McGill University and, in 2001, received his Masters of Business Administration from the same university.

Michael Sjöström, CFA of Sectoral serves as back-up portfolio manager of the Portfolio. Mr. Sjöström is the co-founder and Chief Investment Officer of Sectoral. Prior to establishing Sectoral, he was a portfolio manager with Pictet & Cie. in Geneva, Switzerland.

Thrivent Partner Natural Resources Portfolio and Thrivent Partner Utilities Portfolio

Thrivent Financial has engaged BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NJ 08536, as investment subadviser for Thrivent Partner Natural Resources Portfolio and Thrivent Partner Utilities Portfolio. BlackRock is a registered investment adviser and a commodity pool operator organized in 1999 and, together with its affiliates, managed approximately

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$1.307 trillion in investment company and other portfolio assets as of December 31, 2008.

Robert Shearer is the portfolio manager of the Thrivent Partner Natural Resources Portfolio. He has been a Managing Director of BlackRock, Inc. since 2006; a Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2000 to 2006; and First Vice President of MLIM from 1998 to 2000.

Kathleen Anderson is the portfolio manager of the Thrivent Partner Utilities Portfolio. She has been a Managing Director of BlackRock, Inc. since 2007; a Director of BlackRock, Inc. from 2006 to 2007; and a Director of MLIM from 2000 to 2006.

Thrivent Partner Emerging Markets Portfolio

Thrivent Financial has engaged Aberdeen Asset Management Investment Services Limited (“Aberdeen”), One Bow Churchyard, London, England EC4M9HH, as subadviser for Thrivent Partner Emerging Markets Portfolio.

Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $158.42 billion in assets as of December 31, 2008, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Devan Kaloo, Head of Emerging Markets at Aberdeen, is the lead portfolio manager for the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA has served as portfolio manager of the Thrivent Real Estate Securities Portfolio since its inception in 2003. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as a portfolio manager since 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003.

Thrivent Partner Small Cap Growth Portfolio

Thrivent Financial has engaged Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, to serve as investment subadviser for Thrivent Partner Small Cap Growth Portfolio. Thrivent Financial may also manage a portion of the Portfolio.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2008, managed approximately $15.4 billion in assets. Turner uses an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. William C. McVail, CFA serves as lead manager and has been with Turner since 1998. Jason D. Schrotberger, CFA serves as co-manager and has been with Turner since 2001. Rick Wetmore also serves as co-manager and has been with Turner since 2002.

Kevin R. Brimmer, FSA is the portfolio manager for the portion of the Portfolio that may be managed by Thrivent Financial. He has served as a portfolio manager to other Thrivent mutual funds since 2002. Previously, Mr. Brimmer managed Thrivent Financial’s asset liability management department. He has been with Thrivent Financial since 1985.

Thrivent Partner Small Cap Value Portfolio

Thrivent Financial has engaged T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Portfolio. T. Rowe Price had approximately $276.3 billion under management as of December 31, 2008.

Preston Athey, CFA, CIC serves as portfolio manager of the Thrivent Partner Small Cap Value Portfolio. Mr. Athey is a Vice President and a small company equity portfolio manager with T. Rowe Price Group, Inc. and T. Rowe Price. Mr. Athey has been managing investments with T. Rowe Price since 1978.

Thrivent Small Cap Stock Portfolio

David A. Maule, CFA serves as portfolio manager of Thrivent Small Cap Stock Portfolio. He has been with Thrivent Financial since 1998 and, since 2004, served as associate portfolio manager of the Portfolio. Prior to serving as associate portfolio manager, Mr. Maule served as a senior equity research analyst for Thrivent Financial since 2002.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager of Thrivent Small Cap Index Portfolio since 2002. Previously, he managed Thrivent Financial’s asset liability management department. Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Mid Cap Growth Portfolio II

Andrea J. Thomas, CFA serves as portfolio manager of Thrivent Mid Cap Growth Portfolio II. Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio II since 2004, and she served as an associate portfolio manager of the portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Mid Cap Growth Portfolio

Andrea J. Thomas, CFA serves as portfolio manager of Thrivent Mid Cap Growth Portfolio. Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio since November 2003, and she served as an associate portfolio manager of the portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Partner Mid Cap Value Portfolio

Thrivent Financial has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005, as investment subadviser for Thrivent Partner Mid

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Cap Value Portfolio. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2008, GSAM, including its investment advisory affiliates, had assets under management of approximately $739.4 billion. GSAM uses its U.S. Value Team to manage the day-to-day responsibilities of the Portfolio. Dolores Bamford, CFA is a co-manager and has been with GSAM since 2002. David Berdon is a co-manager and joined the Value Team in 2001. Andrew Braun is a co-chief investment officer of the Value Team and has been with the Team since 1997. Scott Carroll, CFA is a co-manager and has been with GSAM since 2002. Sean A. Butkus, CFA is a co-manager and has been with the Value Team since 2004. Prior to joining this Team, he worked on the Business Planning team of GSAM’s Investment Management Division. Mr. Butkus has been with GSAM since 1998. J. Kelly Flynn is a co-manager and has been with GSAM since 2002. Sean Gallagher is a co-chief investment officer of the Value Team and has been with the Team since 2000.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA has been a portfolio manager of Thrivent Mid Cap Stock Portfolio since 2004. He has been with Thrivent Financial since 1996 and a portfolio manager since 2000.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager of Thrivent Mid Cap Index Portfolio since 2002. Previously, he managed Thrivent Financial’s asset liability management department. Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Partner Worldwide Allocation Portfolio

Thrivent Financial has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486; Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Iowa 50392; Aberdeen Asset Management Investment Services Limited (“Aberdeen”), One Bow Churchyard, London, England EC4M9HH; Victory Capital Management Inc. (“Victory”), 127 Public Square, Cleveland, Ohio 44114; and Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, New York 10005, as investment subadvisers for Thrivent Partner Worldwide Allocation Portfolio.

Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2008, Mercator managed approximately $6.6 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. James E. Chaney and Peter F. Spano serve as portfolio co-managers for the portion of the Portfolio’s assets that are managed by Mercator. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator.

Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $198.3 billion in assets under management as of December 31, 2008. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. Steven Larson, CFA and John Pihlblad, CFA have day-to-day responsibility for managing that portion of the Portfolio and developing and executing the Portfolio’s investment program for the Principal-managed portion. Mr. Larson is a portfolio manager and has been with the Principal since 2001. Mr. Pihlblad is a portfolio manager and has been with Principal since 2000.

Aberdeen is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $158.42 billion in assets as of December 31, 2008, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Devan Kaloo, Head of Emerging Markets at Aberdeen, is the lead portfolio manager for Aberdeen’s portion of the Portfolio. Prior to his current position, he was, beginning in 2000, a senior investment manager on Aberdeen’s Asian Equity team.

Victory, through predecessor firms, was organized in 1894 and began managing tax-exempt assets in 1912. As of December 31, 2008, Victory managed approximately $49.094 billion in assets. Margaret Lindsay, Chief Investment Officer of International Equity Strategies at Victory, is the lead portfolio manager for Victory’s portion of the Portfolio. Prior to joining Victory in 2006, she was Director of Global Small Cap Equity and head of the non-U.S. small/mid-cap team at Fiduciary Trust International, a subsidiary of Franklin Templeton Investments, for 15 years.

GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2008, GSAM, including its investment advisory affiliates, had assets under management of approximately $739.4 billion. GSAM uses its Emerging Market Debt and Fundamental Currency team to manage its portion of the Portfolio. Samuel Finkelstein, Managing Director, is the head of GSAM’s Emerging Market Debt and Fundamental Currency team and is the lead manager of GSAM’s portion of the Portfolio. He joined GSAM in 1997 and the Emerging Market Debt and Fundamental Currency team in 2000 as a portfolio manager. Ricardo Penfold, Vice President, joined GSAM in 2000 and will also serve as a portfolio manager of GSAM’s portion of the Portfolio. Prior to that he was Head of Research and Economics in Venezuela for Santander Investments and Banco Santander Central Hispano for four years. Owi Ruivivar, Ph.D, Vice President Portfolio Manager, joined GSAM in 2002 and will also

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serve as a portfolio manager of GSAM’s portion of the Portfolio. Prior to joining GSAM, she worked for five years at BNP Paribas where for her last two years there she headed global emerging market debt strategy. Before joining the finance industry in 1997, she worked in economics research at the International Monetary Fund and at various other international development institutions.

David C. Francis, CFA, Vice President of Investment Equities of Thrivent Financial, serves as lead portfolio manager for the portion of the Portfolio’s assets allocated to U.S. securities. Mr. Francis has been with the Adviser since 2001.

Thrivent Partner International Stock Portfolio

Thrivent Financial has engaged Mercator Asset Management, LP (“Mercator”), 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Principal Global Investors, LLC (“Principal”), 801 Grand Avenue, Des Moines, Jowa, 50392, as investment subadvisers for Thrivent Partner International Stock Portfolio.

Mercator has served as a subadviser for the Portfolio since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2008, Mercator managed approximately $6.6 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. James E. Chaney and Peter F. Spano serve as portfolio co-managers for the portion of the Portfolio’s assets that are managed by Mercator. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator.

Principal has served as the subadviser for the Portfolio since February of 2007. Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $198.3 billion in assets under management as of December 31, 2008. Principal has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. Steve Larson, CFA and John Pihlblad, CFA have day-to-day responsibility for managing that portion of the Portfolio and developing and executing the Portfolio’s investment program for the Principal-managed portion. Mr. Larson is a portfolio manager and has been with the Principal since 2001. Mr. Pihlblad is a portfolio manager and has been with Principal since 2000.

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Financial has engaged Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as investment subadviser for Thrivent Partner Socially Responsible Stock Portfolio. Calvert has been managing mutual funds since 1967 and, as of December 31, 2008, managed $12.998 billion in assets. Calvert has engaged Atlanta Capital Management Company, LLC (“Atlanta Capital”), Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309, to assist in providing investment advice to the Portfolio. Atlanta Capital has been managing assets since 1969 and provides investment advisory services to a broad range of institutional and individual clients. As of December 31, 2008, Atlanta Capital managed $6.2 billion in assets.

Richard England, CFA, Managing Director of Equities and Principal at Atlanta Capital, is the Portfolio’s lead manager. Prior to joining Atlanta Capital in 2004, he was, since 2001, a Senior Portfolio Manager at Putnam Investments. William R. Hackney III, CFA, Managing Partner at Atlanta Capital, and Paul Marshall, CFA, Vice President at Atlanta Capital, are also portfolio managers for the Portfolio. They have both been with Atlanta Capital for over five years.

Thrivent Partner All Cap Growth Portfolio

Thrivent Financial has engaged Calamos Advisors LLC (“Calamos”), 2020 Calamos Court, Naperville, IL 60563, as investment subadviser for Thrivent Partner All Cap Growth Portfolio. Calamos and its predecessors have been providing asset management services since 1977 and, as of December 31, 2008, managed approximately $24.0 billion in assets.

Calamos employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by the Portfolio’s investment objective and strategy.

John P. Calamos, Sr., Co-CIO of Calamos, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos, also focuses on the top-down approach of diversification by industry sector and macro-level investment themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been President and Trustee of Calamos Investment Trust and chairman, CEO and Co-CIO of Calamos and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of Calamos Investment Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos, joined the firm in 1985 and has held

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various senior investment positions since that time. John Hillenbrand joined Calamos in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos in 1994 and has been a senior strategy analyst since July 2002. Jeff Scudieri joined Calamos in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos in 2000 and has been a senior strategy analyst since July 2002.

Thrivent Partner All Cap Value Portfolio

Thrivent Financial has engaged OppenheimerFunds, Inc. (“OFI”), Two World Financial Center, New York, NY 10281, as investment subadviser for Thrivent Partner All Cap Value Portfolio. OFI has been an investment adviser since 1960 and, together with its affiliates, managed approximately $145.0 billion in assets, including other mutual funds, as of December 31, 2008.

John Damian and Mitch Williams, CFA serve as portfolio co-managers of the Portfolio. Mr. Damian has been a Senior Vice President of OFI since 2004 and was previously a Vice President of OFI since 2001. Mr. Williams has been a Vice President of OFI since 2006 and was previously a Senior Research Analyst of OFI since 2002.

Thrivent Partner All Cap Portfolio

Thrivent Financial has engaged Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, as investment subadviser for the Thrivent Partner All Cap Portfolio. Pyramis, a wholly-owned subsidiary of Fidelity Management and Research Corp. (“FMR”), who served as the subadviser for the Thrivent Partner All Cap Portfolio since its inception November 30, 2001 until November 12, 2006. Pyramis will be primarily responsible for choosing investments for the Portfolio. FMR was founded in 1946 and has since grown into one of the world’s largest money managers and financial service providers. As of December 31, 2008, FMR and its affiliates had approximately $1,225.3 billion in mutual fund assets under management.

John Power is the Lead Portfolio Manager of this team-managed fund. He generally oversees the Portfolio’s day-to-day investment activities. Robert Bao, Andrew Burzumato, Thorsten Becker, Owen Hughes, Jody Simes, Micheal Elvin, Arun Daniel and Chandler Willett are each Sector Portfolio Managers responsible for stock selection for certain sector(s) within the Portfolio. The Lead Portfolio Manager works closely with the Sector Portfolio Managers to monitor portfolio characteristics and risk and to maintain the sector weighting boundaries of the Portfolio’s investment strategy, but has no authority to override the stock selection decisions of the Sector Portfolio Managers. The Portfolio thus benefits from a truly team-managed investment strategy.

Mr. Power has been associated with Pyramis since 2005, and has over 25 years in the financial services industry. Prior to joining Pyramis, Mr. Powers served for five years as a principal and member of the Investment Strategy Committee at Oechsle International Advisors.

Mr. Bao is a Sector Portfolio Manager covering the Energy and Industrials sectors, a position he has held since March 2002. Since joining FMR in 1997, he has worked as a research analyst and portfolio manager.

Mr. Burzumato is a Sector Portfolio Manager covering the Consumer Staples and Utilities sectors, a position he has held since October 2003. He joined FMR in 2001 in August 2002 as a research analyst.

Mr. Becker is a Sector Portfolio Manager covering the Financial Services and Telecommunications sectors, a position he has held since January 2004. He joined FMR in 1996 as a research analyst.

Ms. Simes is a Sector Portfolio Manager covering the Materials sector, a position he has held since August 2003. Mr. Simes first joined FMR in 1993 and, since 1998, has worked as a research analyst and, since 2003, as a portfolio manager.

Mr. Elvin is a Sector Portfolio Manager covering the Technology sector, a position he has held since March 2005. He first joined Pyramis in 2005 and has worked as a research associate, following the Technology and Consumer Discretionary sectors. Previously, he was an equity analyst for Kaintuck Capital, a long-short hedge fund, where he covered the video game, specialty retail, graphics, health care and toy sectors. From February to August 2003, Mr. Elvin was a financial analyst for Ascoa, a Norwell, Massachusetts firm that finances the construction and management of surgical centers.

Mr. Daniel is a sector portfolio manager covering the consumer discretionary sector, a position he has held since 2007. Prior to joining Pyramis, he was vice president and sector head for the consumer sector at ING Investment Management, North America. He has more than 18 years of investment and consumer industry experience.

Mr. Willett is a sector portfolio manager covering the healthcare sector, a position he has held since 2006. Prior to joining Pyramis, he served as a senior analyst at Highline Capital Management, where he analyzed securities in all sectors of healthcare in both U.S. and international markets including pharmaceuticals, medical devices, life sciences and healthcare services. He has more than nine years of investment industry experience.

Thrivent Large Cap Growth Portfolio II

Scott A. Vergin, CFA has been the portfolio manager of the Thrivent Large Cap Growth Portfolio II since 2004. Mr. Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Growth Portfolio

Scott A. Vergin, CFA has been the portfolio manager of Thrivent Large Cap Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Partner Growth Stock Portfolio

Thrivent Financial has engaged T. Rowe Price Associates Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore,

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Maryland 21202, as investment subadviser for the Thrivent Partner Growth Stock Portfolio. T. Rowe Price had approximately $276.3 billion total assets under management as of December 31, 2008.

P. Robert Bartolo, CPA, CFA, Vice President of T. Rowe Price, serves as portfolio manager of the Thrivent Partner Growth Stock Portfolio and also serves as Chairman of the Portfolio’s Investment Advisory Committee. Prior to being Chairman, he was a member of this Committee. Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since 1998.

Thrivent Large Cap Value Portfolio

Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Portfolio since 2004. He was previously managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and Chief Investment Officer of the Growth and Income Group for Evergreen Investment Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Portfolio

Matthew D. Finn, CFA and Scott A. Vergin, CFA serve as portfolio co-managers of Thrivent Large Cap Stock Portfolio.

Mr. Finn has been with Thrivent, and has been a portfolio manager at Thrivent, since 2004. He has been the portfolio manager of Thrivent Large Cap Stock Portfolio since 2007. Mr. Finn was previously managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management from 2001 to 2003, and Chief Investment Officer of the Growth and Income Group for Evergreen Investment Management Co. from 1999 to 2001.

Mr. Vergin has been with Thrivent since 1984 and has been a portfolio manager since 1994. Mr. Vergin has been the portfolio manager of Thrivent Large Cap Stock Portfolio since 2007.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager of Thrivent Large Cap Index Portfolio since 2002. Previously, he managed Thrivent Financial’s asset liability management department. Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Equity Income Plus Portfolio

David R. Spangler, CFA and Kevin R. Brimmer, FSA serve as portfolio managers of Thrivent Equity Income Plus Portfolio.

Mr. Spangler has been with Thrivent since 2002 and has been a portfolio manager of other Thrivent mutual funds since 2007. He was director of Investment Product Management of Thrivent Financial from 2002 to 2006. In addition, Mr. Spangler was previously Vice President of Mutual Funds Product Development at Wells Fargo Funds Management, LLC from 2000 to 2002.

Mr. Brimmer has been a portfolio manager of other Thrivent mutual funds since 2002. He has been with Thrivent Financial since 1985 and previously managed its asset liability management department.

Thrivent Balanced Portfolio

Kevin R. Brimmer, FSA, and Michael G. Landreville, CFA serve as portfolio co-managers of Thrivent Balanced Portfolio.

Mr. Brimmer has served as portfolio manager of the Thrivent Balanced Portfolio since 2002. Previously, he managed Thrivent Financial’s asset liability management department. Mr. Brimmer has been with Thrivent Financial since 1985.

Mr. Landreville has served as portfolio manager of Thrivent Balanced Portfolio since 2005 and has been with Thrivent Financial since 1983.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA has served as portfolio manager of Thrivent High Yield Portfolio since 1997. Mr. Ocenasek has been with Thrivent Financial since 1987 and has been a portfolio manager since 1997.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, David R. Spangler, CFA, Kevin R. Brimmer, FSA and Paul J. Ocenasek, CFA serve as portfolio co-managers of the Thrivent Diversified Income Plus Portfolio.

Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1997.

Mr. Spangler has been a portfolio manager since 2007 and was previously the Director of Investment Product Management of Thrivent Financial from 2002 to 2006. In addition, Mr. Spangler was Vice President of Mutual Funds Product Development at Wells Fargo Funds Management, LLC from 2000 to 2002.

Mr. Brimmer has been a portfolio manager since 2002 and previously managed Thrivent Financial’s asset liability management department. He has been with Thrivent Financial since 1985.

Mr. Ocenasek has been with Thrivent Financial since 1987 and has been a portfolio manager since 1997 of other Thrivent mutual funds, including the High Yield Portfolio and the Income Portfolio.

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Financial has engaged Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, as investment subadviser for Thrivent Partner Socially Responsible Bond Portfolio. Calvert has been managing mutual funds since 1976, and, as of December 31, 2008, managed $12.998 billion in assets.

Gregory Habeeb, Senior Vice President with Calvert, serves as the Portfolio’s lead manager. He has been the Lead Portfolio

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Manager of Calvert’s taxable fixed-income funds since 1997. Mr. Habeeb has over twenty years of experience as an analyst, trader and portfolio manager.

Thrivent Income Portfolio

Stephen D. Lowe, CFA has served as the portfolio manager of Thrivent Income Portfolio since 2009. He has also been a senior portfolio manager of the high yield portion of Thrivent Financial’s general account since 2005. Prior to this position, he was, since 2004, a high yield research manager and, since 2002, an associate portfolio manager of the high yield portion of the general account. He has been with Thrivent Financial since 1997.

Thrivent Bond Index Portfolio

Michael G. Landreville, CFA has served as portfolio manager of Thrivent Bond Index Portfolio since 2005 and has been with Thrivent Financial since 1983.

Thrivent Limited Maturity Bond Portfolio

Gregory R. Anderson, CFA and Michael G. Landreville, CFA serve as portfolio co-managers of Thrivent Limited Maturity Bond Portfolio.

Mr. Anderson has been a portfolio manager of the Portfolio since 2005. He has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has served as portfolio manager of Thrivent Limited Maturity Bond Portfolio since its inception in 2001 and has been with Thrivent Financial since 1983.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson, CFA and Scott A. Lalim serve as portfolio co-managers of Thrivent Mortgage Securities Portfolio.

Mr. Anderson has served as portfolio manager of Thrivent Mortgage Securities Portfolio since it commenced operations on April 30, 2003. He also manages the mortgage-backed securities portfolio of Thrivent Financial’s general account. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000.

Mr. Lalim has served as portfolio manager of Thrivent Mortgage Securities Portfolio since it commenced operation on April 30, 2003. He also manages the commercial mortgage- backed securities portfolio of Thrivent Financial’s general account. Mr. Lalim has been with Thrivent Financial since 1976.

Thrivent Money Market Portfolio

William D. Stouten has served as portfolio manager of Thrivent Money Market Portfolio since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent from 2001 to 2003. Prior to joining Thrivent, Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Financial and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

Trademarks

“S&P 500® Index,” “S&P MidCap 400 Index,” “S&P 500 Dividend Aristocrats Index,” “S&P SmallCap 600 Index” and “S&P North American Technology Sector Index” are trademarks of The McGraw-Hill Companies, Inc. The Portfolios contained in this prospectus are not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in these Portfolios.

“Russell 1000® Growth Index,” “Russell 1000 Value Index,” “Russell 2000 Growth Index,” “Russell 2000 Value Index,” “Russell 2000 Index,” “Russell 3000 Index,” “Russell Midcap Index,” “Russell Midcap Growth Index” and “Russell Midcap Value Index” are trademarks/service marks of the Frank Russell Company and have been licensed for use by Thrivent. Russell® is a trademark of the Frank Russell Company.

The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

•

Separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life;

•	Other Portfolios of the Fund; and
•	Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial. It is possible that in the future, it may not

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be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time. Although neither Thrivent Financial nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The Portfolios determine their NAV once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Thrivent Money Market Portfolio seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Fund’s Board of Directors, which utilizes the amortized cost method. Valuing securities held by Thrivent Money Market Portfolio on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the other Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.

Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Fund, under the supervision of the Board of Directors, evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Policy Regarding Frequent Purchases and Redemptions

The Board of Directors of the Fund has adopted the following policy with respect to frequent purchases and redemptions of shares of the Portfolios. The separate accounts and retirement plans that invest in the Portfolio may make purchases and redemptions in the Portfolios daily. The Portfolio does not restrict this activity. Thrivent Financial and Thrivent Life employ certain monitoring controls which seek to identify and deter market timing and excessive short-term trading with the separate accounts, but the Portfolio cannot provide assurance that this monitoring will be effective. In addition, the terms of the variable contracts may limit the ability of Thrivent Financial and Thrivent Life to deter frequent trading. As a result, the Portfolio can give no assurance that market timing and excessive short-term trading will not occur. Frequent purchases and redemptions of shares of the Portfolios can disrupt portfolio management and increase expenses of the Portfolios, thereby negatively impacting their performance.

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Disclosure of Portfolio Holdings

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the statement of additional information for the Portfolios and at thrivent.com.

Standing Allocation Order

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio (the “Thrivent Asset Allocation Portfolios”) purchase and redeem shares of the other Portfolios (the “Underlying Portfolios”) each business day pursuant to a standing allocation order (the ”Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Asset Allocation Portfolio should be allocated among the Underlying Portfolios. Each day, pursuant to the Allocation Order, a Thrivent Asset Allocation Portfolio will purchase or redeem shares of the relevant Underlying Portfolios at the NAV for the Underlying Portfolio calculated that day. Any modification to the daily instruction provided by the Allocation Order must be made before the close of trading on the NYSE.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59 ½. For more information regarding the Fund’s general policies on distributions, please consult the Statement of Additional Information.

Other Securities and Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 4. This section provides additional information about some of the securities and other practices in which certain Portfolios engage, along with their associated risks. The additional strategies in this section are non-principal strategies except as otherwise noted. The Thrivent Asset Allocation Portfolios may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase Agreements. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Real Estate Investment Trusts (REITs): Each of the Portfolios except the Thrivent Money Market Portfolio may invest in REITs. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.

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Zero Coupons. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Foreign Securities. Each of the Portfolios may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios except Thrivent Money Market Portfolio may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. Each of the Portfolios may have some international exposure (including emerging markets) in their investments. Many U.S. companies in which the Portfolios may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the performance of a Portfolio.

Foreign Currency Transactions. Thrivent Partner International Stock Portfolio may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Portfolio will generally not enter into a forward contract with a term greater than one year.

Under unusual circumstances, the Portfolio may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. Although forward contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Portfolio total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

Restricted and Illiquid Securities. Each of the Portfolios may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. Each of the Portfolios except Thrivent Money Market Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. Each of the Portfolios except Thrivent Money Market Portfolio may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Mortgage-Backed and Asset-Backed Securities. Each of the Portfolios may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are

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backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

High-Yield Bonds. Each of the Portfolios except Thrivent Money Market Portfolio may invest in high-yield bonds, including defaulted high-yield securities. High yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Portfolio invests in high yield bonds, it takes on the following risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds and Municipal Bonds. Each of the Portfolios may invest in government bonds and municipal bonds. As a result, a Portfolio’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Portfolio’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Thrivent Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Short-Term Trading. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio’s transaction costs.

Initial Public Offerings. Each Portfolio may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio’s size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio’s reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Defensive Investing. In response to market, economic, political, or other conditions, each Portfolio (other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt instruments for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.

Unusual Opportunities. Each of the Portfolios may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Portfolio could lose money from such an investment.

Fund-of-Funds Risk. The Thrivent Asset Allocation Portfolios allocate their assets among certain of the other Portfolios (“Underlying Portfolios”). From time to time, one or more of the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors. These transactions may affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Asset Allocation Portfolios owns a substantial portion of any Underlying Portfolio. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Portfolio may be adversely affected if the Underlying Portfolio is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Portfolios may own substantial portions of some Underlying Portfolios, a redemption or reallocation by a Thrivent Asset Allocation Portfolio away from an Underlying Portfolio could cause the Underlying Portfolio’s expenses to increase. As an investor in an Underlying Portfolio, a Thrivent Asset Allocation Portfolio will bear its ratable share of the Underlying Portfolio’s expenses, in addition to the expenses of the Thrivent Asset Allocation Portfolio with respect to the assets so invested.

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Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios’ financial performance for the past five years or, if shorter, the period of the Portfolios’ operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the Annual Report of the Fund for the fiscal year ended December 31, 2008, which is available upon request.

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Thrivent Series Fund, Inc.

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2008	$14.09	$0.25	$(5.34)	$(5.09)	$(0.18)	$(0.31)	$(0.49)
Year Ended 12/31/2007	13.01	0.13	1.09	1.22	(0.08)	(0.06)	(0.14)
Year Ended 12/31/2006	11.44	0.07	1.50	1.57	—	—	—
Year Ended 12/31/2005(c)	10.00	—	1.44	1.44	—	—	—

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2008	13.48	0.33	(4.71)	(4.38)	(0.23)	(0.23)	(0.46)
Year Ended 12/31/2007	12.66	0.18	0.80	0.98	(0.11)	(0.05)	(0.16)
Year Ended 12/31/2006	11.19	0.12	1.35	1.47	—	—	—
Year Ended 12/31/2005(c)	10.00	0.02	1.19	1.21	(0.02)	—	(0.02)

MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2008	12.82	0.37	(3.83)	(3.46)	(0.27)	(0.17)	(0.44)
Year Ended 12/31/2007	12.22	0.24	0.58	0.82	(0.15)	(0.07)	(0.22)
Year Ended 12/31/2006	10.96	0.18	1.08	1.26	—	—	—
Year Ended 12/31/2005(c)	10.00	0.04	0.96	1.00	(0.04)	—	(0.04)

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2008	12.08	0.37	(2.80)	(2.43)	(0.29)	(0.09)	(0.38)
Year Ended 12/31/2007	11.69	0.27	0.39	0.66	(0.20)	(0.07)	(0.27)
Year Ended 12/31/2006	10.68	0.23	0.78	1.01	—	—	—
Year Ended 12/31/2005(c)	10.00	0.06	0.68	0.74	(0.06)	—	(0.06)

TECHNOLOGY PORTFOLIO
Year Ended 12/31/2008	8.24	—	(3.59)	(3.59)	—	(1.02)	(1.02)
Year Ended 12/31/2007	7.67	(0.01)	0.85	0.84	—	(0.27)	(0.27)
Year Ended 12/31/2006	7.53	(0.02)	0.26	0.24	—	(0.10)	(0.10)
Year Ended 12/31/2005	7.28	(0.02)	0.29	0.27	(0.02)	—	(0.02)
Year Ended 12/31/2004	6.94	0.02	0.32	0.34	—	—	—

PARTNER HEALTHCARE PORTFOLIO
Year Ended 12/31/2008(d)	10.00	—	(1.05)	(1.05)	(0.01)	—	(0.01)

PARTNER NATURAL RESOURCES PORTFOLIO
Year Ended 12/31/2008(d)	10.00	0.01	(4.28)	(4.27)	(0.01)	—	(0.01)

PARTNER EMERGING MARKETS PORTFOLIO
Year Ended 12/31/2008(d)	10.00	0.06	(4.42)	(4.36)	(0.05)	—	(0.05)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, 4/29/2005.
(d)	Since inception, 4/30/2008.
*	All per share amounts have been rounded to the nearest cent.

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Thrivent Series Fund, Inc.

Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$8.51	(37.23)%	$354.3	0.20%	2.45%	0.20%	2.45%	30%
14.09	9.33%	496.4	0.15%	1.17%	0.20%	1.12%	16%
13.01	13.77%	333.6	0.04%	0.88%	0.20%	0.72%	8%
11.44	14.45%	71.8	0.10%	0.11%	0.37%	(0.16)%	7%

8.64	(33.40)%	1,354.6	0.17%	3.36%	0.17%	3.36%	27%
13.48	7.74%	1,780.8	0.13%	1.86%	0.17%	1.82%	18%
12.66	13.15%	1,063.8	0.05%	1.58%	0.18%	1.44%	14%
11.19	12.12%	238.1	0.10%	0.69%	0.24%	0.55%	4%

8.92	(27.74)%	1,811.6	0.17%	3.91%	0.17%	3.91%	22%
12.82	6.75%	2,168.9	0.14%	2.68%	0.17%	2.65%	18%
12.22	11.52%	1,274.0	0.08%	2.29%	0.18%	2.19%	19%
10.96	9.98%	331.2	0.12%	1.29%	0.22%	1.19%	4%

9.27	(20.61)%	714.8	0.18%	4.09%	0.18%	4.09%	21%
12.08	5.59%	756.9	0.17%	3.36%	0.19%	3.34%	13%
11.69	9.53%	434.9	0.15%	2.94%	0.20%	2.89%	19%
10.68	7.40%	146.7	0.17%	2.12%	0.27%	2.02%	5%

3.63	(48.32)%	24.3	0.89%	(0.01)%	0.91%	(0.03)%	269%
8.24	11.08%	56.6	0.86%	(0.14)%	0.87%	(0.15)%	147%
7.67	3.26%	53.4	0.88%	(0.23)%	0.89%	(0.24)%	133%
7.53	3.72%	59.8	0.86%	(0.33)%	0.88%	(0.34)%	47%
7.28	4.85%	56.6	0.73%	0.35%	0.90%	0.18%	59%

8.94	(10.48)%	7.1	1.39%	(0.09)%	2.12%	(0.83)%	40%

5.72	(42.68)%	6.6	1.19%	0.23%	1.87%	(0.45)%	1%

5.59	(43.58)%	5.3	1.50%	1.18%	2.68%	0.00%	25%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

125

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2008	$17.74	$0.41	$(6.35)	$(5.94)	$(0.74)	$(1.46)	$(0.26)
Year Ended 12/31/2007	22.93	0.32	(3.84)	(3.52)	(0.30)	(1.37)	—
Year Ended 12/31/2006	18.16	0.29	5.65	5.94	(0.29)	(0.88)	—
Year Ended 12/31/2005	17.04	0.26	1.80	2.06	(0.24)	(0.70)	—
Year Ended 12/31/2004	12.66	0.37	4.07	4.44	—	(0.06)	—

PARTNER UTILITIES PORTFOLIO
Year Ended 12/31/2008(c)	10.00	0.12	(3.08)	(2.96)	(0.11)	—	—

PARTNER SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2008	13.94	0.01	(5.77)	(5.76)	—	(0.73)	—
Year Ended 12/31/2007	13.58	(0.04)	1.21	1.17	—	(0.81)	—
Year Ended 12/31/2006	12.11	(0.05)	1.57	1.52	—	(0.05)	—
Year Ended 12/31/2005	12.33	(0.06)	0.50	0.44	—	(0.66)	—
Year Ended 12/31/2004	11.07	(0.07)	1.33	1.26	—	—	—

PARTNER SMALL CAP VALUE PORTFOLIO
Year Ended 12/31/2008	18.44	0.13	(4.85)	(4.72)	(0.20)	(1.45)	—
Year Ended 12/31/2007	19.57	0.11	(0.21)	(0.10)	(0.07)	(0.96)	—
Year Ended 12/31/2006	16.82	0.08	3.45	3.53	(0.04)	(0.74)	—
Year Ended 12/31/2005	16.56	0.07	0.71	0.78	(0.04)	(0.48)	—
Year Ended 12/31/2004	13.73	0.07	2.95	3.02	—	(0.19)	—

SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2008	15.48	0.06	(5.34)	(5.28)	(0.13)	(1.58)	—
Year Ended 12/31/2007	15.43	0.10	0.88	0.98	(0.05)	(0.88)	—
Year Ended 12/31/2006	14.62	0.05	1.78	1.83	(0.02)	(1.00)	—
Year Ended 12/31/2005	14.74	0.02	1.16	1.18	(0.01)	(1.29)	—
Year Ended 12/31/2004	12.34	0.01	2.56	2.57	—	(0.17)	—

SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2008	19.21	0.22	(5.15)	(4.93)	(0.20)	(3.54)	—
Year Ended 12/31/2007	21.55	0.24	(0.11)	0.13	(0.14)	(2.33)	—
Year Ended 12/31/2006	19.41	0.17	2.64	2.81	(0.14)	(0.53)	—
Year Ended 12/31/2005	19.26	0.15	1.18	1.33	(0.13)	(1.05)	—
Year Ended 12/31/2004	15.83	0.13	3.36	3.49	(0.06)	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, 4/30/2008.
*	All per share amounts have been rounded to the nearest cent.

126

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		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(2.46)	$9.34	(37.24)%	$197.4	0.85%	2.74%	0.86%	2.73%	45%
(1.67)	17.74	(16.80)%	326.4	0.86%	1.60%	0.86%	1.60%	71%
(1.17)	22.93	34.18%	367.9	0.84%	1.41%	0.86%	1.40%	69%
(0.94)	18.16	13.25%	274.6	0.86%	1.88%	0.87%	1.87%	83%
(0.06)	17.04	35.19%	175.0	0.79%	2.60%	0.90%	2.49%	119%

(0.11)	6.93	(29.57)%	4.4	0.90%	2.55%	2.31%	1.14%	22%

(0.73)	7.45	(43.23)%	112.5	0.98%	0.08%	1.09%	(0.04)%	199%
(0.81)	13.94	8.52%	167.6	0.99%	(0.32)%	1.10%	(0.42)%	98%
(0.05)	13.58	12.59%	107.4	0.99%	(0.42)%	1.12%	(0.55)%	113%
(0.66)	12.11	3.96%	64.7	0.99%	(0.60)%	1.17%	(0.78)%	104%
—	12.33	11.32%	53.9	1.00%	(0.69)%	1.19%	(0.88)%	255%

(1.65)	12.07	(27.05)%	167.9	0.86%	1.08%	0.87%	1.07%	31%
(1.03)	18.44	(1.03)%	185.6	0.86%	0.68%	0.87%	0.66%	29%
(0.78)	19.57	21.50%	163.6	0.86%	0.52%	0.88%	0.51%	25%
(0.52)	16.82	4.89%	106.2	0.88%	0.51%	0.89%	0.49%	37%
(0.19)	16.56	22.26%	77.5	0.80%	0.51%	0.99%	0.32%	106%

(1.71)	8.49	(37.52)%	288.1	0.73%	0.66%	0.75%	0.64%	286%
(0.93)	15.48	6.14%	399.9	0.72%	0.66%	0.74%	0.65%	126%
(1.02)	15.43	12.79%	406.7	0.73%	0.33%	0.74%	0.32%	94%
(1.30)	14.62	8.81%	290.2	0.74%	0.20%	0.76%	0.19%	113%
(0.17)	14.74	20.94%	216.8	0.76%	0.06%	0.78%	0.04%	93%

(3.74)	10.54	(31.07)%	192.2	0.42%	1.28%	0.42%	1.28%	31%
(2.47)	19.21	(0.50)%	357.9	0.39%	1.00%	0.39%	0.99%	16%
(0.67)	21.55	14.72%	439.8	0.39%	0.71%	0.39%	0.71%	14%
(1.18)	19.41	7.32%	473.7	0.39%	0.75%	0.39%	0.75%	14%
(0.06)	19.26	22.10%	485.9	0.34%	0.80%	0.39%	0.75%	21%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

127

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
MID CAP GROWTH PORTFOLIO II
Year Ended 12/31/2008	$11.42	$0.01	$(4.37)	$(4.36)	$(0.03)	$(1.38)	$(1.41)
Year Ended 12/31/2007	11.37	0.03	2.13	2.16	(0.06)	(2.05)	(2.11)
Year Ended 12/31/2006	10.60	0.06	0.85	0.91	(0.02)	(0.12)	(0.14)
Year Ended 12/31/2005	9.53	0.02	1.05	1.07	—	—	—
Year Ended 12/31/2004	8.19	—	1.34	1.34	—	—	—

MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2008	20.18	0.10	(7.19)	(7.09)	(0.18)	(3.36)	(3.54)
Year Ended 12/31/2007	17.59	0.08	3.38	3.46	(0.08)	(0.79)	(0.87)
Year Ended 12/31/2006	16.21	0.08	1.32	1.40	(0.02)	—	(0.02)
Year Ended 12/31/2005	14.57	0.02	1.62	1.64	—	—	—
Year Ended 12/31/2004	13.08	—	1.49	1.49	—	—	—

PARTNER MID CAP VALUE PORTFOLIO
Year Ended 12/31/2008	13.41	0.08	(4.61)	(4.53)	(0.18)	(0.45)	(0.63)
Year Ended 12/31/2007	13.06	0.14	0.28	0.42	—	(0.07)	(0.07)
Year Ended 12/31/2006	11.48	0.10	1.70	1.80	(0.10)	(0.12)	(0.22)
Year Ended 12/31/2005(c)	10.00	0.04	1.51	1.55	(0.04)	(0.03)	(0.07)

MID CAP STOCK PORTFOLIO
Year Ended 12/31/2008	13.15	0.04	(5.08)	(5.04)	(0.12)	(0.91)	(1.03)
Year Ended 12/31/2007	13.41	0.08	0.76	0.84	(0.12)	(0.98)	(1.10)
Year Ended 12/31/2006	12.82	0.13	1.51	1.64	(0.05)	(1.00)	(1.05)
Year Ended 12/31/2005	11.66	0.05	1.76	1.81	(0.02)	(0.63)	(0.65)
Year Ended 12/31/2004	10.04	0.02	1.70	1.72	—	(0.10)	(0.10)

MID CAP INDEX PORTFOLIO
Year Ended 12/31/2008	15.20	0.19	(5.02)	(4.83)	(0.19)	(1.87)	(2.06)
Year Ended 12/31/2007	15.05	0.20	1.00	1.20	(0.15)	(0.90)	(1.05)
Year Ended 12/31/2006	14.43	0.18	1.20	1.38	(0.14)	(0.62)	(0.76)
Year Ended 12/31/2005	13.34	0.14	1.44	1.58	(0.07)	(0.42)	(0.49)
Year Ended 12/31/2004	11.53	0.08	1.74	1.82	—	(0.01)	(0.01)

PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Year Ended 12/31/2008(d)	10.00	0.07	(3.98)	(3.91)	(0.06)	—	(0.06)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, 4/29/2005.
(d)	Since inception, 4/30/2008.
*	All per share amounts have been rounded to the nearest cent.

128

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	RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$5.65	(42.71)%	$80.8	0.56%	0.30%	1.07%	(0.22)%	104%
11.42	19.80%	32.4	0.59%	0.18%	1.11%	(0.33)%	81%
11.37	8.60%	31.7	0.39%	0.44%	1.11%	(0.28)%	147%
10.60	11.22%	38.2	0.39%	0.17%	1.10%	(0.54)%	136%
9.53	16.41%	38.4	0.47%	(0.04)%	1.16%	(0.73)%	227%

9.55	(41.13)%	275.1	0.44%	0.54%	0.45%	0.52%	82%
20.18	19.92%	669.8	0.44%	0.35%	0.45%	0.34%	80%
17.59	8.63%	654.9	0.45%	0.40%	0.45%	0.40%	149%
16.21	11.27%	747.5	0.45%	0.11%	0.45%	0.11%	135%
14.57	11.36%	784.9	0.45%	0.00%	0.46%	(0.01)%	150%

8.25	(35.05)%	123.3	0.83%	1.41%	0.85%	1.39%	97%
13.41	3.16%	95.0	0.89%	1.24%	0.90%	1.23%	85%
13.06	15.72%	54.9	0.96%	1.07%	0.98%	1.05%	57%
11.48	15.44%	21.2	1.25%	0.88%	1.49%	0.63%	30%

7.08	(40.75)%	379.9	0.72%	0.81%	0.73%	0.80%	234%
13.15	5.70%	387.9	0.72%	0.70%	0.74%	0.69%	215%
13.41	13.41%	363.8	0.73%	1.26%	0.75%	1.24%	184%
12.82	16.37%	224.2	0.76%	0.62%	0.78%	0.60%	124%
11.66	17.24%	111.7	0.68%	0.26%	0.82%	0.12%	126%

8.31	(36.29)%	75.1	0.46%	1.33%	0.46%	1.32%	24%
15.20	7.63%	146.2	0.43%	1.16%	0.43%	1.15%	20%
15.05	9.81%	159.8	0.43%	1.10%	0.43%	1.10%	11%
14.43	12.34%	171.5	0.43%	1.08%	0.44%	1.07%	19%
13.34	15.75%	135.4	0.45%	0.77%	0.46%	0.76%	23%

6.03	(39.09)%	105.9	1.00%	2.17%	1.25%	1.92%	49%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

129

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	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
PARTNER INTERNATIONAL STOCK PORTFOLIO
Year Ended 12/31/2008	$17.26	$0.33	$(6.56)	$(6.23)	$(0.68)	$(2.17)	$(2.85)
Year Ended 12/31/2007	16.32	0.36	1.37	1.73	(0.24)	(0.55)	(0.79)
Year Ended 12/31/2006	13.63	0.23	2.67	2.90	(0.21)	—	(0.21)
Year Ended 12/31/2005	12.12	0.17	1.48	1.65	(0.14)	—	(0.14)
Year Ended 12/31/2004	10.62	0.13	1.52	1.65	(0.15)	—	(0.15)

PARTNER SOCIALLY RESPONSIBLE STOCK PORTFOLIO
Year Ended 12/31/2008(c)	10.00	0.02	(3.52)	(3.50)	(0.02)	—	(0.02)

PARTNER ALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2008(c)	10.00	(0.01)	(4.65)	(4.66)	—	—	—

PARTNER ALL CAP VALUE PORTFOLIO
Year Ended 12/31/2008(c)	10.00	0.08	(4.51)	(4.43)	(0.10)	—	(0.10)

PARTNER ALL CAP PORTFOLIO
Year Ended 12/31/2008	13.00	0.09	(5.05)	(4.96)	(0.08)	(1.86)	(1.94)
Year Ended 12/31/2007	12.03	0.07	2.28	2.35	(0.06)	(1.32)	(1.38)
Year Ended 12/31/2006	10.47	0.06	1.55	1.61	(0.05)	—	(0.05)
Year Ended 12/31/2005	8.89	0.05	1.58	1.63	(0.05)	—	(0.05)
Year Ended 12/31/2004	7.83	0.04	1.03	1.07	(0.01)	—	(0.01)

LARGE CAP GROWTH PORTFOLIO II
Year Ended 12/31/2008	11.96	0.02	(4.49)	(4.47)	(0.06)	(1.58)	(1.64)
Year Ended 12/31/2007	11.00	0.06	1.71	1.77	(0.08)	(0.73)	(0.81)
Year Ended 12/31/2006	10.37	0.07	0.63	0.70	(0.06)	(0.01)	(0.07)
Year Ended 12/31/2005	9.77	0.06	0.62	0.68	(0.08)	—	(0.08)
Year Ended 12/31/2004	9.08	0.08	0.61	0.69	—	—	—

LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2008	19.23	0.18	(8.26)	(8.08)	(0.19)	—	(0.19)
Year Ended 12/31/2007	16.64	0.12	2.67	2.79	(0.20)	—	(0.20)
Year Ended 12/31/2006	15.67	0.09	0.96	1.05	(0.08)	—	(0.08)
Year Ended 12/31/2005	14.76	0.08	0.95	1.03	(0.12)	—	(0.12)
Year Ended 12/31/2004	13.78	0.11	0.94	1.05	(0.07)	—	(0.07)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, 4/30/2008.
*	All per share amounts have been rounded to the nearest cent.

130

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	RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$8.18	(41.10)%	$778.1	0.81%	2.54%	0.89%	2.46%	70%
17.26	10.57%	1,443.8	0.81%	2.11%	0.88%	2.04%	113%
16.32	21.50%	1,341.8	0.89%	1.51%	0.89%	1.51%	50%
13.63	13.71%	1,055.9	0.94%	1.58%	0.94%	1.58%	46%
12.12	15.65%	721.0	0.94%	1.18%	0.94%	1.18%	63%

6.48	(34.98)%	3.2	0.98%	0.30%	2.19%	(0.92)%	32%

5.34	(46.57)%	2.4	1.00%	(0.14)%	2.64%	(1.79)%	62%

5.47	(44.21)%	2.5	0.98%	1.43%	2.80%	(0.40)%	168%

6.10	(42.91)%	56.2	0.86%	0.84%	1.07%	0.64%	260%
13.00	20.37%	117.6	0.84%	0.61%	1.05%	0.41%	169%
12.03	15.47%	96.5	0.85%	0.51%	1.05%	0.31%	162%
10.47	18.33%	82.2	0.95%	0.62%	1.08%	0.49%	150%
8.89	13.64%	59.7	0.95%	0.55%	1.13%	0.37%	172%

5.85	(41.92)%	309.0	0.62%	0.90%	1.03%	0.49%	149%
11.96	16.47%	34.0	0.65%	0.39%	1.06%	(0.01)%	156%
11.00	6.78%	35.9	0.40%	0.57%	1.03%	(0.07)%	132%
10.37	7.08%	42.6	0.40%	0.55%	1.00%	(0.05)%	113%
9.77	7.56%	43.9	0.38%	0.87%	1.08%	0.17%	177%

10.96	(42.00)%	844.5	0.44%	0.74%	0.45%	0.73%	177%
19.23	16.75%	2,553.5	0.44%	0.63%	0.45%	0.63%	163%
16.64	6.72%	2,331.7	0.45%	0.54%	0.45%	0.53%	141%
15.67	7.01%	2,375.0	0.45%	0.50%	0.45%	0.50%	111%
14.76	7.68%	2,448.2	0.45%	0.79%	0.45%	0.79%	104%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

131

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
PARTNER GROWTH STOCK PORTFOLIO
Year Ended 12/31/2008	$13.55	$0.05	$(5.29)	$(5.24)	$(0.09)	$(1.26)	$(1.35)
Year Ended 12/31/2007	13.08	0.08	1.14	1.22	(0.07)	(0.68)	(0.75)
Year Ended 12/31/2006	11.86	0.07	1.45	1.52	(0.02)	(0.28)	(0.30)
Year Ended 12/31/2005	11.21	0.02	0.68	0.70	(0.05)	—	(0.05)
Year Ended 12/31/2004	10.19	0.07	0.95	1.02	—	—	—

LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2008	13.41	0.23	(4.66)	(4.43)	(0.43)	(0.45)	(0.88)
Year Ended 12/31/2007	13.50	0.19	0.48	0.67	(0.17)	(0.59)	(0.76)
Year Ended 12/31/2006	11.78	0.18	1.97	2.15	(0.14)	(0.29)	(0.43)
Year Ended 12/31/2005	11.14	0.14	0.63	0.77	(0.13)	—	(0.13)
Year Ended 12/31/2004	9.76	0.13	1.25	1.38	—	—	—

LARGE CAP STOCK PORTFOLIO
Year Ended 12/31/2008	11.04	0.15	(4.05)	(3.90)	(0.28)	(0.75)	(1.03)
Year Ended 12/31/2007	10.54	0.12	0.68	0.80	(0.12)	(0.18)	(0.30)
Year Ended 12/31/2006	9.62	0.13	0.99	1.12	(0.07)	(0.13)	(0.20)
Year Ended 12/31/2005	9.28	0.07	0.42	0.49	(0.08)	(0.07)	(0.15)
Year Ended 12/31/2004	8.56	0.10	0.62	0.72	—	—	—

LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2008	25.18	0.47	(8.99)	(8.52)	(0.50)	(2.44)	(2.94)
Year Ended 12/31/2007	25.32	0.49	0.87	1.36	(0.44)	(1.06)	(1.50)
Year Ended 12/31/2006	22.31	0.43	2.94	3.37	(0.36)	—	(0.36)
Year Ended 12/31/2005	21.63	0.35	0.67	1.02	(0.34)	—	(0.34)
Year Ended 12/31/2004	19.79	0.34	1.73	2.07	(0.23)	—	(0.23)

EQUITY INCOME PLUS PORTFOLIO
Year Ended 12/31/2008 (c)	10.00	0.15	(3.11)	(2.96)	(0.15)	—	(0.15)

BALANCED PORTFOLIO
Year Ended 12/31/2008	17.16	0.56	(4.82)	(4.26)	(0.58)	(0.57)	(1.15)
Year Ended 12/31/2007	16.77	0.57	0.35	0.92	(0.53)	—	(0.53)
Year Ended 12/31/2006	15.48	0.50	1.22	1.72	(0.43)	—	(0.43)
Year Ended 12/31/2005	15.28	0.42	0.16	0.58	(0.38)	—	(0.38)
Year Ended 12/31/2004	14.45	0.37	0.78	1.15	(0.32)	—	(0.32)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, 4/30/2008.
*	All per share amounts have been rounded to the nearest cent.

132

Thrivent Series Fund, Inc.

Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$6.96	(42.13)%	$52.1	0.82%	0.34%	0.92%	0.23%	44%
13.55	9.28%	118.1	0.80%	0.59%	0.91%	0.48%	55%
13.08	13.17%	116.7	0.79%	0.55%	0.90%	0.44%	39%
11.86	6.32%	120.4	0.90%	0.23%	0.90%	0.22%	42%
11.21	9.95%	107.4	0.80%	0.64%	0.92%	0.52%	33%

8.10	(34.33)%	664.1	0.64%	2.16%	0.65%	2.16%	53%
13.41	4.70%	1,004.9	0.64%	1.68%	0.65%	1.67%	37%
13.50	18.72%	771.7	0.64%	1.65%	0.65%	1.64%	43%
11.78	7.02%	514.5	0.65%	1.53%	0.65%	1.52%	53%
11.14	14.13%	351.2	0.66%	1.52%	0.66%	1.52%	51%

6.11	(37.68)%	497.4	0.66%	1.42%	0.67%	1.41%	100%
11.04	7.57%	1,060.1	0.65%	1.31%	0.66%	1.30%	114%
10.54	11.95%	829.3	0.67%	1.45%	0.68%	1.44%	77%
9.62	5.31%	602.4	0.71%	0.95%	0.72%	0.94%	60%
9.28	8.49%	442.9	0.72%	1.16%	0.73%	1.15%	68%

13.72	(37.12)%	319.7	0.38%	2.01%	0.39%	2.00%	8%
25.18	5.17%	633.5	0.36%	1.64%	0.36%	1.64%	5%
25.32	15.36%	727.3	0.36%	1.59%	0.36%	1.59%	7%
22.31	4.75%	795.3	0.35%	1.54%	0.35%	1.54%	7%
21.63	10.56%	831.9	0.32%	1.70%	0.37%	1.65%	6%

6.89	(29.58)%	41.4	0.80%	2.74%	0.84%	2.71%	74%

11.75	(26.06)%	280.0	0.39%	3.00%	0.41%	2.98%	133%
17.16	5.46%	488.4	0.38%	2.78%	0.39%	2.77%	121%
16.77	11.41%	566.1	0.38%	2.72%	0.39%	2.72%	127%
15.48	3.92%	663.5	0.37%	2.52%	0.38%	2.52%	130%
15.28	8.09%	748.7	0.33%	2.54%	0.37%	2.50%	119%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

133

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
HIGH YIELD PORTFOLIO
Year Ended 12/31/2008	$4.84	$0.37	$(1.34)	$(0.97)	$(0.39)	$—	$(0.39)
Year Ended 12/31/2007	5.11	0.40	(0.26)	0.14	(0.41)	—	(0.41)
Year Ended 12/31/2006	5.01	0.40	0.10	0.50	(0.40)	—	(0.40)
Year Ended 12/31/2005	5.22	0.41	(0.21)	0.20	(0.41)	—	(0.41)
Year Ended 12/31/2004	5.14	0.42	0.08	0.50	(0.42)	—	(0.42)

DIVERSIFIED INCOME PLUS PORTFOLIO
Year Ended 12/31/2008	6.98	0.46	(2.00)	(1.54)	(0.43)	—	(0.43)
Year Ended 12/31/2007	7.19	0.34	(0.41)	(0.07)	(0.14)	—	(0.14)
Year Ended 12/31/2006	6.54	0.42	0.48	0.90	(0.25)	—	(0.25)
Year Ended 12/31/2005	6.80	0.49	(0.26)	0.23	(0.49)	—	(0.49)
Year Ended 12/31/2004	6.74	0.46	0.06	0.52	(0.46)	—	(0.46)

PARTNER SOCIALLY RESPONSIBLE BOND PORTFOLIO
Year Ended 12/31/2008(c)	10.00	0.26	0.01	0.27	(0.25)	—	(0.25)

INCOME PORTFOLIO
Year Ended 12/31/2008	9.74	0.51	(1.53)	(1.02)	(0.52)	—	(0.52)
Year Ended 12/31/2007	9.90	0.53	(0.17)	0.36	(0.52)	—	(0.52)
Year Ended 12/31/2006	9.95	0.51	0.01	0.52	(0.51)	(0.06)	(0.57)
Year Ended 12/31/2005	10.23	0.47	(0.24)	0.23	(0.47)	(0.04)	(0.51)
Year Ended 12/31/2004	10.20	0.44	0.03	0.47	(0.44)	—	(0.44)

BOND INDEX PORTFOLIO
Year Ended 12/31/2008	10.29	0.48	(0.56)	(0.08)	(0.49)	—	(0.49)
Year Ended 12/31/2007	10.22	0.50	0.07	0.57	(0.50)	—	(0.50)
Year Ended 12/31/2006	10.30	0.48	(0.08)	0.40	(0.48)	—	(0.48)
Year Ended 12/31/2005	10.52	0.44	(0.22)	0.22	(0.44)	—	(0.44)
Year Ended 12/31/2004	10.58	0.43	(0.02)	0.41	(0.43)	(0.04)	(0.47)

LIMITED MATURITY BOND PORTFOLIO
Year Ended 12/31/2008	9.84	0.42	(1.04)	(0.62)	(0.43)	—	(0.43)
Year Ended 12/31/2007	9.92	0.47	(0.08)	0.39	(0.47)	—	(0.47)
Year Ended 12/31/2006	9.92	0.44	—	0.44	(0.44)	—	(0.44)
Year Ended 12/31/2005	10.09	0.37	(0.17)	0.20	(0.37)	—	(0.37)
Year Ended 12/31/2004	10.21	0.29	(0.10)	0.19	(0.29)	(0.02)	(0.31)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, 4/30/2008.
*	All per share amounts have been rounded to the nearest cent.

134

Thrivent Series Fund, Inc.

Financial Highlights – continued

	RATIOS /SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**

Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$3.48	(21.19)%	$597.2	0.43%	8.63%	0.45%	8.61%	50%
4.84	2.71%	774.6	0.45%	8.00%	0.45%	8.00%	69%
5.11	10.31%	847.0	0.45%	8.00%	0.45%	7.99%	66%
5.01	4.04%	802.6	0.45%	8.05%	0.45%	8.04%	53%
5.22	10.14%	884.5	0.45%	8.21%	0.45%	8.21%	71%

5.01	(23.30)%	75.0	0.51%	5.61%	0.52%	5.59%	115%
6.98	(0.99)%	131.3	0.48%	5.30%	0.50%	5.28%	168%
7.19	14.19%	108.1	0.51%	6.62%	0.52%	6.60%	170%
6.54	3.62%	94.0	0.49%	7.46%	0.51%	7.44%	66%
6.80	8.02%	105.1	0.49%	6.89%	0.51%	6.87%	91%

10.02	2.68%	6.8	0.68%	3.89%	1.66%	2.91%	60%

8.20	(10.85)%	1,097.1	0.44%	5.61%	0.45%	5.60%	160%
9.74	3.77%	1,418.3	0.44%	5.43%	0.45%	5.43%	228%
9.90	5.42%	1,081.8	0.45%	5.22%	0.45%	5.22%	303%
9.95	2.31%	924.3	0.45%	4.70%	0.45%	4.69%	259%
10.23	4.74%	985.1	0.45%	4.36%	0.45%	4.36%	207%

9.72	(0.82)%	174.6	0.39%	4.83%	0.43%	4.79%	346%
10.29	5.66%	215.2	0.40%	4.86%	0.43%	4.84%	331%
10.22	4.04%	237.8	0.41%	4.70%	0.42%	4.69%	352%
10.30	2.18%	272.4	0.40%	4.19%	0.41%	4.18%	360%
10.52	3.91%	275.6	0.40%	3.99%	0.41%	3.98%	349%

8.79	(6.46)%	925.9	0.44%	4.44%	0.45%	4.43%	121%
9.84	3.98%	973.8	0.44%	4.82%	0.45%	4.81%	128%
9.92	4.57%	665.6	0.44%	4.49%	0.45%	4.48%	137%
9.92	1.96%	454.1	0.45%	3.70%	0.46%	3.69%	267%
10.09	1.89%	316.2	0.46%	2.84%	0.46%	2.84%	219%

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

135

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
MORTGAGE SECURITIES PORTFOLIO
Year Ended 12/31/2008	$9.71	$0.44	$(0.91)	$(0.47)	$(0.42)	$—	$(0.42)
Year Ended 12/31/2007	9.71	0.49	(0.01)	0.48	(0.48)	—	(0.48)
Year Ended 12/31/2006	9.75	0.48	(0.04)	0.44	(0.48)	—	(0.48)
Year Ended 12/31/2005	9.99	0.43	(0.24)	0.19	(0.43)	—	(0.43)
Year Ended 12/31/2004	9.99	0.40	—	0.40	(0.39)	(0.01)	(0.40)

MONEY MARKET PORTFOLIO
Year Ended 12/31/2008	1.00	0.03	—	0.03	(0.03)	—	(0.03)
Year Ended 12/31/2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)
Year Ended 12/31/2006	1.00	0.05	—	0.05	(0.05)	—	(0.05)
Year Ended 12/31/2005	1.00	0.03	—	0.03	(0.03)	—	(0.03)
Year Ended 12/31/2004	1.00	0.01	—	0.01	(0.01)	—	(0.01)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
*	All per share amounts have been rounded to the nearest cent.

136

Thrivent Series Fund, Inc.

Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$8.82	(4.96)%	$35.2	0.67%	4.67%	0.67%	4.67%	721%
9.71	5.09%	49.8	0.65%	5.05%	0.65%	5.05%	731%
9.71	4.71%	57.8	0.62%	5.01%	0.62%	5.01%	740%
9.75	2.00%	66.9	0.61%	4.40%	0.62%	4.39%	703%
9.99	4.02%	57.4	0.49%	4.02%	0.63%	3.88%	684%

1.00	2.95%	683.4	0.36%	2.93%	0.46%	2.83%	N/A
1.00	5.14%	741.6	0.35%	5.03%	0.45%	4.93%	N/A
1.00	4.85%	590.6	0.35%	4.80%	0.45%	4.70%	N/A
1.00	2.86%	373.7	0.46%	2.85%	0.46%	2.85%	N/A
1.00	0.97%	323.2	0.46%	1.00%	0.47%	0.99%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.
**	Computed on an annualized basis for periods less than one year.

137

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund and its Portfolios. Additional information about the Portfolios’ investments is available in the annual and semiannual reports of the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during its last fiscal year. You may request a free copy of the Statement of Additional Information, the annual reports or the semiannual reports, or you may make additional requests or inquiries by calling 1-800-847-4836. The Statement of Additional Information, the annual report and the semiannual report are also available, free of charge, at www.thrivent.com. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the SEC in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-551-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov), and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-1520, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

138

STATEMENT OF ADDITIONAL INFORMATION

Dated April 30, 2009

For

THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

800-THRIVENT (847-4836)

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Healthcare Portfolio

Thrivent Partner Natural Resources Portfolio

Thrivent Partner Emerging Markets Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

Thrivent Partner International Stock Portfolio

Thrivent Partner Socially Responsible Stock Portfolio

Thrivent Partner All Cap Growth Portfolio

Thrivent Partner All Cap Value Portfolio

Thrivent Partner All Cap Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Thrivent Series Fund, Inc. (the “Fund”) dated April 30, 2009. The Report of Independent Registered Public Accounting Firm and financial statements included in the Annual Report for the Fund, for the fiscal year ended December 31, 2008, is a separate report furnished with this Statement of Additional Information and is incorporated herein by reference. To receive a copy of the Prospectus or the Annual Report for the Fund, write to Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

Page
HISTORY OF THE FUND	SAI-3

INVESTMENT POLICIES AND RESTRICTIONS	SAI-3

FUND MANAGEMENT	SAI-22

CONTROL PERSONS AND PURCHASES OF SECURITIES	SAI-36

INVESTMENT ADVISER, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS	SAI-37

OTHER SERVICES	SAI-79

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS	SAI-81

CAPITAL STOCK	SAI-86

NET ASSET VALUE	SAI-87

TAX STATUS	SAI-90

DISTRIBUTIONS	SAI-90

DESCRIPTION OF DEBT RATINGS	SAI-92

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	SAI-94

PROXY VOTING POLICIES	SAI-95

HISTORY OF THE FUND

The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), organized as a Minnesota corporation on February 24, 1986. Prior to May 1, 2004, the Fund was known as LB Series Fund, Inc. The Fund is made up of 41 separate series or “Portfolios.” Each Portfolio of the Fund, other than the Thrivent Aggressive Allocation Portfolio, the Thrivent Moderately Aggressive Allocation Portfolio, the Thrivent Moderate Allocation Portfolio, the Thrivent Moderately Conservative Allocation Portfolio (collectively, the “Thrivent Asset Allocation Portfolios”), the Thrivent Partner Healthcare Portfolio, the Thrivent Partner Natural Resources Portfolio and the Thrivent Partner Socially Responsible Bond Portfolio, is diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various Portfolios may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies, except as otherwise noted.

Thrivent Asset Allocation Portfolios

Each of the Thrivent Asset Allocation Portfolios is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other series of the Fund. Each of the Thrivent Asset Allocation Portfolios may also invest in (i) Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), (ii) unaffiliated mutual funds or other unaffiliated investment companies, to the extent permitted under Section 12(d)(1) of the 1940 Act, and (iii) other investments, as permitted by Rule 12d1-2 under the 1940 Act or by exemptive order.

None of the Thrivent Asset Allocation Portfolios is “diversified” within the meaning of the 1940 Act because each intends to invest primarily in shares of other series of the Fund. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940 Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.

Other Securities

The Thrivent Technology Portfolio, Thrivent Partner Healthcare Portfolio, Thrivent Partner Natural Resources Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Partner Utilities Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Equity Income Plus Portfolio, Thrivent Balanced Portfolio and, to the extent set forth above, Thrivent Asset Allocation Portfolios may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

The Thrivent Technology Portfolio, Thrivent Partner Healthcare Portfolio, Thrivent Partner Natural Resources Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio and Thrivent Equity Income Plus Portfolio will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below “Baa,” as rated by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB,” as rated by Standard & Poor’s Corporation (“S&P”). For a description of Moody’s and S&P’s ratings, see “Description of Debt Ratings.” Securities rated below investment grade (sometimes referred to as “high yield” or “junk bonds”) are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to economic changes.

Thrivent High Yield Portfolio, Thrivent Diversified Income Plus Portfolio, Thrivent Partner Socially Responsible Bond Portfolio, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio and Thrivent Mortgage Securities Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

Bank Instruments

Each Portfolio may invest in bank instruments in pursuit of its investment objective. These instruments include, but are not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or a subadviser to be creditworthy. The Thrivent Money Market Portfolio may enter into repurchase agreements that are collateralized by equity securities, high-yield bonds and other non-traditional forms of collateral provided that the repurchase agreement in an eligible security under Rule 2a-7.

Restricted Securities

The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Portfolios will invest more than 15% of its net assets in illiquid securities (10% in the case of the Thrivent Money Market Portfolio).

Reverse Repurchase Agreements

Each Portfolio also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.

The Portfolio will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio’s records at the trade date and maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

Each Portfolio may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Portfolios may enter into dollar roll transactions with respect to securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs for the Portfolios, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The Portfolios may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund’s portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Senior Loans (All Portfolios except Thrivent Money Market Portfolio)

The Portfolios may invest in senior loans. Senior loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are LIBOR, the prime rate offered by one or more major United States banks or the certificate of deposit rate or other base lending rates used by commercial lenders.

Senior loans may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Structured Securities

The Portfolios may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Portfolios may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. These notes are normally not traded, and there is no secondary market for the notes. However, a Portfolio may demand payment of the principal for such Portfolio at any time. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might not be able to dispose of the note due to the absence of a secondary market. A Portfolio might suffer a loss to the extent of the default.

The extent to which the Thrivent Money Market Portfolio can purchase these securities is subject to Rule 2a-7 under the 1940 Act. The Money Market Portfolio’s purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. The Money Market Portfolio only invests in variable rate master demand notes when it deems them to involve minimal credit risk.

Lending Securities (All Portfolios Except Thrivent Money Market Portfolio)

Consistent with applicable regulatory requirements, each of the Portfolios may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are initially secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount equal to at least 102% of the market value of the loaned securities. In electing to engage in securities lending for a Portfolio, the Adviser will take into account the investment objective and principal strategies of the Portfolio. For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Put and Call Options (All Portfolios Except the Thrivent Money Market Portfolio)

As described below, each Portfolio except the Thrivent Money Market Portfolio may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” the applicable Portfolio holds the security underlying the option or the right to obtain it at no additional cost. If the option is not covered, the Portfolio will earmark cash or liquid securities as collateral. When a Portfolio sells put options, the collateral must be equal to the purchase obligation of the Portfolio, less any amount maintained as margin. When a Portfolio sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling (“Writing”) Covered Call Options: The Portfolios may from time to time sell (“write”) covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (“strike”) price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options: The Portfolios may from time to time sell (“write”) put options. As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined (“strike”) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security. The Portfolio will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.

When a Portfolio writes a put option on a security, the option must be covered by segregating liquid assets on the Portfolio’s books with a value equal to or greater than the strike price of the underlying security to secure the Portfolio’s obligation.

Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their investments. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (“strike”) price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: The Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by the Adviser or subadviser. Despite the Adviser’s or subadviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this Statement of Additional Information entitled, “Risks of Transactions in Options and Futures.”

Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when the Adviser or subadviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.

Closing Transactions: The Portfolios may dispose of options that they have written by entering into “closing purchase transactions.” Those Portfolios may dispose of options that they have purchased by entering into “closing sale transactions.” A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received. The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures (All Portfolios Except Thrivent Money Market Portfolio)

Selling Futures Contracts: The Portfolios may sell financial futures contracts (“futures contracts”) as a hedge against adverse movements in the prices of securities in those Portfolios. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; mortgage-backed securities; corporate and municipal bonds; stocks and indices of any of the foregoing. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker that are called “margin” by commodities exchanges and brokers.

The payment of “margin” in these transactions is different than purchasing securities “on margin.” In purchasing securities “on margin” an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of “margin” involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a “good faith deposit” by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay “variation margin” equal to the daily change in the value of the position held by the Portfolio.

Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Portfolios may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Portfolio intends to purchase. A Portfolio would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Portfolio intends to purchase.

Options on Futures Contracts: The Portfolios may also sell (“write”) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Portfolio intends to purchase.

Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.

Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Portfolio will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio’s existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Portfolio’s total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

In addition, the Thrivent Partner All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio’s total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Swap Transactions (All Portfolios except Thrivent Money Market Portfolio)

The Portfolios may enter into swap transactions, including, but not limited to, credit default, total return and interest rate swap agreements, and may purchase or sell caps, floors and collars. A swap transaction involves swapping one or more investment characteristics of a security or a basket of securities with another party. A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Portfolios with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. An interest rate swap involves the exchange by a Portfolios with another party of their respective commitments to pay or receive interest. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The risks of entering into certain swap transactions (e.g., credit default swaps) may be mitigated by the introduction of central counterparties. A central counterparty could allow participants (i.e., the Portfolio and the other party to the swap transaction) to avoid certain risks associated with traditional bilateral swap arrangements as the central counterparty “novates” the bilateral arrangement by entering into separate contractual arrangements with both participants—becoming buyer to one and seller to the other. Through novation, the central counterparty assumes the counterparty risk that the participants to a bilateral swap contract traditionally assumed. The Portfolios may opt to enter into swap transactions with central counterparties as these clearing arrangements become more prevalent.

Hybrid Investments (All Portfolios Except the Thrivent Money Market Portfolio)

As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high risk derivative) that have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor that the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Financial or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Financial’s or a Portfolio’s subadviser’s accuracy in predicting future market factors, such as changes in interest rate levels and securities price movements.

A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box (All Portfolios Except Thrivent Money Market Portfolio)

The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales “against the box.” A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss. The Portfolios will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

The Portfolios may invest in foreign currency exchange-related securities or engage in foreign currency transactions.

Foreign Currency Warrants. Foreign currency warrants are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio’s use of such contracts would include, but not be limited to, the following:

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When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

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When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio’s securities denominated in such foreign currency.

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Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.

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The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

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Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Financial and the subadvisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio’s investment objective and program. However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio’s holdings of cash or liquid securities available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Portfolio’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

The use of forward contracts involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract or the failure of that party to make required payments or otherwise comply with the terms of the contract. Accordingly, the adviser must assess the creditworthiness of the other party to determine the likelihood that the terms of the contract will be satisfied. In addition, as a general matter, forward contracts are not currently entered into or traded on exchanges and there is currently no central clearing function for these contracts; therefore, a Portfolio to a forward contract may find it difficult to exit the position.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each Portfolio may invest, to the extent allowed under the 1940 Act, in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses that would result in the Fund paying its proportionate share. Certain other investment companies may utilize financial leverage. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws.

Exchange-Traded Funds (ETFs) (All Portfolios Except the Thrivent Money Market Portfolio)

ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase shares in an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Certain ETFs may utilize financial leverage. ETFs are generally registered under the 1940 Act. Each Portfolios’ investment in ETFs will be limited by the restrictions imposed by the 1940 Act.

Passive Foreign Investment Companies (All Portfolios Except the Thrivent Money Market Portfolio)

Each Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments. In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures relating to disclosure of the Portfolios’ securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Portfolios or useful to the Portfolios’ shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Portfolios do not provide or permit others to provide information about a Portfolio’s holdings on a selective basis.

The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.Thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Portfolio, the market value of the Portfolio’s holdings, and the percentage of the Portfolio’s assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Financial may distribute or authorize the distribution of information about a Portfolio’s holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Portfolio. Thrivent Financial may also distribute or authorize distribution of information about a Portfolio’s holdings that is not publicly available to the Portfolio’s service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, including the custodian, fund accountant, auditor, proxy voting service provider, pricing service vendor, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Portfolios by rating agencies. In addition, the Portfolio may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants advising qualified plans or the Adviser. A Portfolio may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Portfolio with potential transactions and management of the Portfolio.

Information may be disclosed with any frequency and any time lag, as appropriate. Thrivent Financial does not expect to disclose information about a Portfolio’s holdings that is not publicly available to the Portfolio’s individual or institutional investors or to intermediaries that distribute the Portfolio’s shares.

Before any non-public disclosure of information about a Portfolio’s holdings is permitted, however, the Fund’s Chief Compliance Officer or a designated attorney in the Asset Management Law Department of Thrivent Financial must determine that the Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Under no circumstances may the Fund, Thrivent Financial or their affiliates receive any consideration or compensation for disclosing the information.

In accordance with these policies and procedures, the Portfolios have ongoing arrangements to provide the Portfolios’ portfolio holdings information to their custodian, proxy voting agent, pricing service vendor and securities lending agent at the end of each day; to Lipper, Vickers Stock Research Corporation, Thompson Financial, Standards & Poors and the Portfolios’ subadvisers (limited to the portion of the portfolios managed by the subadviser) on a monthly basis one day after the end of the month; to Morningstar, Inc. on a monthly basis 60 days after the end of the month; to Callan Associates on a quarterly basis one day after the end of the quarter; and to Bloomberg on a quarterly basis (based on the Portfolio’s fiscal year end) 60 days after the end of a quarter.

As part of the annual review of the compliance policies and procedures of the Portfolios, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.

Investment Limitations

The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions:

1.	None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio’s total assets immediately after the time of such borrowing.

2.	None of the Portfolios may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.

3.	None of the Portfolios (except as noted below) will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio. This restriction does not apply to the Thrivent Asset Allocation Portfolios, the Thrivent Partner Healthcare Portfolio, the Thrivent Partner Natural Resources Portfolio and the Thrivent Partner Socially Responsible Bond Portfolio, which are “non-diversified” within the meaning of the 1940 Act.

4.	None of the Portfolios will buy or sell real estate, except that any Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

5.	None of the Portfolios may purchase or sell commodities or commodity contracts, except that any Portfolio may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.	None of the Portfolios may make loans, except that any Portfolio may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.	None of the Portfolios will underwrite the securities of other issuers, except where the Portfolio may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Portfolio may make pursuant to its fundamental investment restriction on lending.

8.	None of the Portfolios (except as noted below) will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). In addition, with respect to the Thrivent Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks. This restriction does not apply to the Thrivent Asset Allocation Portfolios, which primarily invest in other Portfolios of the Fund that could be considered to be in the same industry. In addition, under normal circumstances, the Thrivent Partner Healthcare Portfolio, the Thrivent Partner Natural Resources Portfolio and the Thrivent Partner Utilities Portfolio will invest more than 25% of their total assets in the securities of issuers in the respective healthcare, natural resources and utilities industries.

The following nonfundamental investment restrictions may be changed without shareholder approval. Under this restriction:

1.	None of the Portfolios will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio’s total assets are outstanding. The Portfolios intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.	The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Portfolio’s total assets.

3.	None of the Portfolios currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.	The fundamental investment restriction with respect to 75% of a Fund’s total assets will not invest in repurchase agreements that are collateralized by other investment companies.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security (as discussed in this section of the SAI or elsewhere in the SAI or prospectus), are measured at the time a Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. Purchases by the Portfolio, however, during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

The Fund has received an exemptive order from the SEC that allows the Portfolios to engage in an interfund lending program. In an interfund lending arrangement, the Portfolios directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Portfolios to borrow at a lower interest rate than banks offer, allows lending Portfolios to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in “self-dealing,” i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Portfolios’ interfund lending arrangement is designed to ensure that each Portfolio has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Each of the Portfolios, other than the Thrivent Asset Allocation Portfolios, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy is required as a condition for the ability of the Thrivent Asset Allocation Portfolios to invest in other Portfolios of the Fund.

FUND MANAGEMENT

The Fund’s Directors and Officers

The Board of Directors is responsible for the management and supervision of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of 41 series of the Fund and also serves as:

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 29 series, which offers Class A and Institutional Class shares

•	Trustee of Thrivent Financial Securities Lending Trust, a registered investment company that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

The following tables provide information about the Directors and officers of the Fund.

INDEPENDENT DIRECTORS(1)

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 69	Director since 2004	President, Carthage College	71	Director, Optique Funds, Inc., an investment company consisting of four portfolios; Director, Kenosha Hospital and Medical Center Board; Director, Prairie School Board; Director, United Health Systems Board

Herbert F. Eggerding, Jr. 625 Fourth Avenue South Minneapolis, MN Age 71	Director since 1990	Management consultant to several privately owned companies	71	None

Noel K. Estenson 625 Fourth Avenue South Minneapolis, MN Age 70	Director since 1997	Retired	71	None

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 66	Director since 2004	Retired; previously Vice President, Public Affairs and Chief Economist, Conagra, Inc. (agribusiness)	71	None

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 66	Director since 2004	Vice President and Assistant General Counsel, Boeing Company since 2007; President, National Legal Center for the Public Interest from 2004 to 2007; General Counsel, U.S. Department of Housing and Urban Development from 2001 to 2004; Partner, Baker & Hostetler from 1986 to 2001	71	None

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 69	Director since 1993	Retired	71	None

Douglas D. Sims 625 Fourth Avenue South Minneapolis, MN Age 63	Director since 2006	Retired; previously Chief Executive Officer of CoBank from 1994 to 2006	71	Director, Keystone Neighbourhood Company; Director, Center for Corporate Excellence

Constance L. Souders 625 Fourth Avenue South Minneapolis, MN Age 58	Director since 2007	Retired; previously Director from 1983 to 2007, Executive Vice President from 2001 to 2007, AML Compliance Officer from 2003 to 2007, Chief Financial Officer from 2000 to 2005, Chief Administrative Officer from 2000 to 2005 and Treasurer from 1992 to 2005, Harbor Capital Advisors, Inc.; Director from 1992 to 2007, President from 2000 to 2007 and AML Compliance Officer from 2003 to 2007, Harbor Services Group, Inc.; Director from 1992 to 2007, Executive Vice President from 2001 to 2007, Chief Compliance Officer from 2004 to 2007, AML Compliance Officer from 2003 to 2007, Supervisory Registered Principal from 2000 to 2007, Interim President from 2002 to 2003, Treasurer from 2000 to 2005 and Secretary from 2000 to 2005, Harbor Funds Distributors, Inc.; Vice President from 2000 to 2007, Chief Financial Officer from 2000 to 2005 and Treasurer from 1992 to 2005, Harbor Funds	71	None

OFFICERS

Name, Address and Age	Position with Trust and Length of Service(2)	Principal Occupation During the Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 51	President since 2008	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2004; Managing Director, Colonnade Advisors LLC from 2001 to 2003

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 37	Secretary and Chief Legal Officer since 2006	Vice President, Asset Management, Thrivent Financial since 2006; Partner, Kirkland & Ellis LLP from 2004 to 2006; Associate, Skadden, Arps, Slate, Meagher & Flom LLP from 1997 to 2004

Katie S. Kloster 625 Fourth Avenue South Minneapolis, MN Age 44	Vice President and Investment Company and Investment Adviser Chief Compliance Officer since 2004	Vice President and Controller, Thrivent Financial from 2001 to 2004

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 41	Treasurer and Principal Financial Officer since 2005	Vice President, Mutual Fund Accounting, Thrivent Financial since 2006; Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006; Director, Fund Accounting Administration, Thrivent Financial from 2002 to 2005.

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 44	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004; Manager of Portfolio Reporting, Thrivent Financial from 2003 to 2004; Independent Consultant from 2001 to 2003

Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 47	Vice President since 2006	Vice President, Products, Thrivent Financial

Brian W. Picard 4321 North Ballard Road Appleton, WI Age 38	Vice President and Anti-Money Laundering Officer since 2006	Director, FSO Compliance Corp. BCM, Thrivent Financial since 2006; Manager, Field and Securities Compliance, Thrivent Financial from 2002 to 2006

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN Age 48	Assistant Vice President since 2007	Vice President, Accumulation and Retirement Income Solutions, Thrivent Financial since 2007; Vice President, Strategic Planning, Thrivent Financial from 2004 to 2007; Insurance Practice Engagement Manager, McKinsey and Company from 1999 to 2004

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 53	Assistant Secretary since 2006	Vice President, Office of the General Counsel, Thrivent Financial since 2005; Senior Securities Counsel, Allianz Life Insurance Company from January 2005 to August 2005; Vice President and Chief Legal Officer, Woodbury Financial Services, Inc. from 2003 to 2005; Vice President and Group Counsel, Corporate Practice Group, American Express Financial Advisors, Inc. from 2001 to 2003

Name, Address and Age	Position with Trust and Length of Service(2)	Principal Occupation During the Past 5 Years
John L. Sullivan 625 Fourth Avenue South Minneapolis, MN Age 38	Assistant Secretary since 2007	Senior Counsel, Thrivent Financial since 2007; Senior Counsel, Division of Investment Management of the SEC from 2000 to 2007

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 39	Assistant Treasurer since 2002	Director, Fund Accounting Operations, Thrivent Financial

Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN Age 32	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007; Manager, Fund Accounting Administration, Thrivent Financial from 2005 to 2007; Manager, Mutual Fund Tax Reporting, Thrivent Financial from 2004 to 2005; Supervisor, Mutual Fund Tax Reporting, Thrivent Financial from 2002 to 2004

(1)	The Directors are not “interested persons” of the Fund, as defined in the 1940 Act, and are referred to as “Independent Directors.”
(2)	Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the board until their successors are duly appointed and qualified.

Committees of the Board of Directors

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year
Audit	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds, Constance L. Souders	The 1940 Act requires that the Directors’ independent auditors be selected by a majority of those Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund. The Audit Committee is responsible for recommending the engagement or retention of the Fund’s independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services, including permitted non-audit services, provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of procedures of internal auditing, and reviewing the system of internal accounting control.	6

Committee	Members (1)	Function	Meetings Held During Last Fiscal Year

Contracts	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds, Constance L. Souders	The function of the Contracts Committee is to assist the Board of Directors in fulfilling its duties with respect to the review and approval of contracts between the Fund and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Directors deems necessary or appropriate for the continuation of operations of each Portfolio.	5

Ethics and Compliance	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds, Constance L. Souders	The function of the Ethics and Compliance Committee is to monitor the ethics of the Adviser and oversee the legal and regulatory compliance matters of the Portfolios.	4

Governance	F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Richard A. Hauser, Connie M. Levi, Douglas D. Sims, Edward W. Smeds, Constance L. Souders	The Governance Committee assists the Board of Directors in fulfilling its duties with respect to the governance of the Fund, including recommendations regarding evaluation of the Board of Directors, compensation of the Directors and composition of the committees and the Board’s membership. The Governance Committee makes recommendations regarding nominations for Directors and will consider nominees suggested by shareholders sent to the attention of the President of the Fund.	4

(1)	The Independent Directors serve as members of each Committee.

Beneficial Interest in the Fund by Directors

The following tables provide information as of December 31, 2008 regarding the dollar range of beneficial ownership by each Director in each series of the Fund. The dollar range shown in the last column reflects the aggregate amount of each Director’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Director.

INDEPENDENT DIRECTORS

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
F. Gregory Campbell	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Herbert F. Eggerding, Jr.	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	$10,001 - $50,000
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Noel K. Estenson	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	Over $100,000
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Richard L. Gady	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Richard A. Hauser	Thrivent Aggressive Allocation Portfolio	None	Over $100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Connie M. Levi	Thrivent Aggressive Allocation Portfolio	None	$50,001-$100,000
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Douglas D. Sims	Thrivent Aggressive Allocation Portfolio	None	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Constance L. Souders	Thrivent Aggressive Allocation Portfolio	None	None
	Thrivent Moderately Aggressive Allocation Portfolio	None
	Thrivent Moderate Allocation Portfolio	None
	Thrivent Moderately Conservative Allocation Portfolio	None
	Thrivent Technology Portfolio	None
	Thrivent Partner Healthcare Portfolio	None
	Thrivent Partner Natural Resources Portfolio	None
	Thrivent Partner Emerging Markets Portfolio	None
	Thrivent Real Estate Securities Portfolio	None
	Thrivent Partner Utilities Portfolio	None
	Thrivent Partner Small Cap Growth Portfolio	None
	Thrivent Partner Small Cap Value Portfolio	None
	Thrivent Small Cap Stock Portfolio	None
	Thrivent Small Cap Index Portfolio	None
	Thrivent Mid Cap Growth Portfolio II	None
	Thrivent Mid Cap Growth Portfolio	None
	Thrivent Partner Mid Cap Value Portfolio	None
	Thrivent Mid Cap Stock Portfolio	None
	Thrivent Mid Cap Index Portfolio	None
	Thrivent Partner Worldwide Allocation Portfolio	None
	Thrivent Partner International Stock Portfolio	None
	Thrivent Partner Socially Responsible Stock Portfolio	None
	Thrivent Partner All Cap Growth Portfolio	None
	Thrivent Partner All Cap Value Portfolio	None
	Thrivent Partner All Cap Portfolio	None
	Thrivent Large Cap Growth Portfolio II	None
	Thrivent Large Cap Growth Portfolio	None
	Thrivent Partner Growth Stock Portfolio	None
	Thrivent Large Cap Value Portfolio	None
	Thrivent Large Cap Stock Portfolio	None
	Thrivent Large Cap Index Portfolio	None
	Thrivent Equity Income Plus Portfolio	None
	Thrivent Balanced Portfolio	None
	Thrivent High Yield Portfolio	None
	Thrivent Diversified Income Plus Portfolio	None
	Thrivent Partner Socially Responsible Bond Portfolio	None
	Thrivent Income Portfolio	None
	Thrivent Bond Index Portfolio	None
	Thrivent Limited Maturity Bond Portfolio	None
	Thrivent Mortgage Securities Portfolio	None
	Thrivent Money Market Portfolio	None

Compensation of Directors and Officers

The Fund makes no payments to any of its officers for services performed for the Fund. The Independent Directors are paid an annual compensation of $105,000 to attend meetings of the Board of Directors of the Fund, the Board of Trustees of Thrivent Mutual Funds, and the Board of Trustees of Thrivent Financial Securities Lending Trust. The Chairman is compensated an additional $47,000 per year, the Chair of the Contracts Committee and the Audit Committee Financial Expert is compensated an additional $36,500 per year for these positions, and the Chair of the Audit Committee is compensated an additional $15,500 per year. Independent Directors are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors of the Fund. The Directors receive no pension or retirement benefits in connection with their service to the Fund.

The following table provides the amounts of compensation paid to the Directors either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended December 31, 2008:

Name, Position	Aggregate Compensation From Fund	Total Compensation Paid by Fund and Fund Complex(1)
F. Gregory Campbell Director	$54,440	$103,750

Herbert F. Eggerding, Jr. Director	$70,772	$134,875

Noel K. Estenson(2) Director	$54,440	$103,750

Richard L. Gady(2) Director	$54,440	$103,750

Richard A. Hauser(2) Director	$54,440	$103,750

Connie M. Levi Chairperson and Director	$59,884	$114,125

Douglas D. Sims(2) Director	$54,440	$103,750

Constance L. Souders(2) Director	$54,440	$103,750

(1)	The “Fund Complex” includes Thrivent Financial Securities Lending Trust, the Fund and Thrivent Mutual Funds.
(2)

The Fund has adopted a deferred compensation plan for the benefit of the Independent Directors of the Fund who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Fund. Compensation deferred is invested in Thrivent Mutual Funds, the allocation of which is determined by the individual Director. Directors participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Director’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. As of December 31, 2008, the total amount of deferred compensation payable to Mr. Estenson was $247,807; the total amount of deferred compensation payable to Mr. Gady was $421,809; the total amount of deferred compensation payable to Mr. Hauser was $57,315; the total amount of deferred compensation payable to Mr. Sims was $183,371; and the total amount of deferred compensation payable to Ms. Souders was $90,565.

CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:

•

Separate accounts (the “Accounts”) of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits under various variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life;

•	Other Portfolios of the Fund; and

•	Retirement plans sponsored by Thrivent Financial.

The Trustees of the retirement plans and the Secretary of the Fund will vote shares owned by the retirement plans and the Fund. The voting rights of variable contract owners, and limitations on those rights, are explained in separate prospectuses relating to such variable contracts. Thrivent Financial and Thrivent Life will vote shares attributable to variable contracts in accordance to the voting instructions of the variable contract owners. Any shares of a Portfolio attributable to a variable contract for which no timely voting instructions are received will be voted by Thrivent Financial or Thrivent Life in proportion to voting instructions that are received with respect to all variable contracts participating in the Portfolio. Thrivent Financial and Thrivent Life are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The officers and directors of the Fund cannot directly own shares of the Fund’s Portfolios, and they cannot beneficially own shares of the Fund unless they purchase variable contracts issued by Thrivent Financial or Thrivent Life or participate in a retirement plan sponsored by Thrivent Financial. As of April 1, 2009, the officers and directors of the Fund as a group beneficially owned less than 1% of the outstanding shares of any Portfolio. To the best knowledge of the Fund, no person other than Thrivent Financial and Thrivent Life owned, of record or beneficially, 5% or more of the outstanding shares of any Portfolio as of April 1, 2009.

Information as of that date with regard to record ownership by Thrivent Financial, Thrivent Life and other holders in the Fund is provided below:

Name	Shares Outstanding	Percentage of Shares Outstanding
Thrivent Financial for Lutherans	1,216,042,818.39	52.87%
Thrivent Life Insurance Company	223,555,010.46	9.72%
Other Holders	848,274,714.62	36.88%
Retirement Plan Sponsored by Thrivent Financial for Lutherans	12,122,899.46	0.53%

Material Transactions with Independent Directors

No Independent Director of the Fund or any immediate family member of an Independent Director has had, during the two most recently completed calendar years, a direct or indirect interest in the investment adviser or a subadviser for the Portfolios, or in any person directly or indirectly controlling, controlled by or under common control with the investment adviser or a subadviser for the Portfolios exceeding $120,000. In addition, no Independent Director of the Fund or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was the Fund; an officer of the Fund; an investment company or an officer of any investment company having the same investment adviser or subadviser as the Portfolios as its investment adviser or having an investment adviser that directly or indirectly controls, is controlled by or under common control with the investment adviser or subadviser of the Portfolios; the Portfolios’ investment adviser; an officer of the Portfolios’ investment adviser; or a person or an officer of a person directly or indirectly controlling, controlled by or under common control with the investment adviser of the Portfolios (an “Associated Person”). No Independent Director of the Fund or a member of the immediate family of an Independent

Director has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $120,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.

INVESTMENT ADVISER, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS

Investment Adviser

The Fund’s investment adviser, Thrivent Financial, was founded in 1902 under the laws of Wisconsin, and is a fraternal benefit society owned by and operated for its members. The officers and directors of Thrivent Financial who are affiliated with the Fund are set forth below under “Affiliated Persons.” Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Investment decisions for each of the Portfolios (except for Thrivent Partner Healthcare Portfolio, Thrivent Partner Natural Resources Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Partner Utilities Portfolio, Thrivent Partner Small Cap Growth Portfolio (excluding the portion that may be managed by Thrivent Financial), Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner Worldwide Allocation Portfolio (excluding the portion invested in U.S. securities), Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Partner Growth Stock Portfolio and Thrivent Partner Socially Responsible Bond Portfolio (collectively, the “Subadvised Portfolios”)) are made by Thrivent Financial, subject to the overall direction of the Board of Directors. Thrivent Financial also provides investment research and supervision of each of the Portfolios’ investments (except for the investments of the Subadvised Portfolios that are not managed, as noted above, by Thrivent Financial) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of these assets.

Thrivent Financial Portfolio Managers

Other Accounts Managed by the Thrivent Financial Portfolio Managers

The following table provides information relating to other accounts managed by the Thrivent Financial portfolio managers as of December 31, 2008:

	Other Registered Investment Companies[1]		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed

Russell W. Swansen	4	$2,076,879,106	0	$0

David C. Francis	5	$2,079,418,928	0	$0

Mark L. Simenstad	6	$2,164,007,414	0	$0

Darren M. Bagwell	2	$128,870,769	1	$79,503,269

David A. Maule	1	$319,354,332	2	$75,117,002

Kevin R. Brimmer	6	$123,535,594	3	$59,672,868

Andrea J. Thomas	1	$211,077,829	0	$0

Brian J. Flanagan	1	$666,738,978	1	$43,080,297

Scott A. Vergin	2	$1,031,868,066	3	$243,980,382

Matthew D. Finn	2	$1,320,310,944	5	$261,732,583

Reginald L. Pfeifer	1	$64,912,859	2	$151,925,059

Paul J. Ocenasek	2	$524,941,319	0	$0

David R. Spangler	2	$43,569,721	3	$59,672,868

Stephen D. Lowe	1	$652,134,482	1	$1,199,399,892

Michael G. Landreville	3	$807,206,344	2	$194,893,718

Gregory R. Anderson	3	$807,206,344	1	$5,562,211,127

Scott A. Lalim	0	$0	1	$2,815,694,896

William D. Stouten	2	$3,122,635,048	3	$1,679,083,278

[1]

The “Other Registered Investment Companies” represent (a) series of Thrivent Mutual Funds, which have substantially similar investment objectives and policies as the Portfolio(s) managed by the portfolio manager listed, and (b) Thrivent Financial Securities Lending Trust, in the case of William D. Stouten.

None of the Thrivent Financial portfolio managers manage assets in pooled investment vehicles, and none of the accounts identified above have an investment advisory fee that is based on the performance of the account.

Compensation

Each portfolio manager of Thrivent Financial is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative pre-tax performance of the portfolio or portfolios assigned to the individual measured for one- and three-year periods against the median performance of other funds in the same peer groups, as classified by Lipper, Inc., or an index constructed with comparable criteria. Some portfolio managers also participate in Thrivent Financial’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals related to the value of new business during the previous three-year period.

Conflicts of Interest

Portfolio managers at Thrivent Financial typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Financial seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Financial has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Ownership in the Portfolios

The following table provides information, as of December 31, 2008, on the dollar range of beneficial ownership by each portfolio manager for the Portfolio he or she manages:

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]
Russell W. Swansen	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	$500,001 - $1,000,000	Over $1,000,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0

David C. Francis	Thrivent Aggressive Allocation Portfolio	$100,001 - $500,000	Thrivent Aggressive Allocation Fund	$100,001 - $500,000	$100,001 - $500,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$0
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
	Thrivent Partner Worldwide Allocation Portfolio	$0	Thrivent Partner Worldwide Allocation Fund	$0

Mark L. Simenstad	Thrivent Aggressive Allocation Portfolio	$0	Thrivent Aggressive Allocation Fund	$0	$100,001 - $500,000
	Thrivent Moderately Aggressive Allocation Portfolio	$0	Thrivent Moderately Aggressive Allocation Fund	$100,001 - $500,000

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]
	Thrivent Moderate Allocation Portfolio	$0	Thrivent Moderate Allocation Fund	$0
	Thrivent Moderately Conservative Allocation Portfolio	$0	Thrivent Moderately Conservative Allocation Fund	$0
	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$50,001 - $100,000

Darren M. Bagwell	Thrivent Technology Portfolio	$0	Thrivent Technology Fund	$0	$100,001 - $500,000
		$0	Thrivent Balanced Fund	$0

David A. Maule	Thrivent Small Cap Stock Portfolio	$50,001 - $100,000	Thrivent Small Cap Stock Fund	$0	$50,001 - $100,000

Kevin R. Brimmer	Thrivent Large Cap Index Portfolio	$0	Thrivent Large Cap Index Fund	$0	$100,001 - $500,000
	Thrivent Mid Cap Index Portfolio	$0	Thrivent Mid Cap Index Fund	$0
	Thrivent Small Cap Index Portfolio	$0	Thrivent Small Cap Index Fund	$0
	Thrivent Partner Small Cap Growth Portfolio	$0	Thrivent Partner Small Cap Growth Fund	$0
	Thrivent Balanced Portfolio	$0
	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$0
	Thrivent Equity Income Plus Portfolio	$0	Thrivent Equity Income Plus Fund	$0

Andrea J. Thomas	Thrivent Mid Cap Growth Portfolio	$0	Thrivent Mid Cap Growth Fund	$10,001 - $50,000	$100,001 - $500,000
	Thrivent Mid Cap Growth Portfolio II	$0

Brian J. Flanagan	Thrivent Mid Cap Stock Portfolio	$1 - $10,000	Thrivent Mid Cap Stock Fund	$50,001 - $100,000	$100,001 - $500,000

Scott A. Vergin	Thrivent Large Cap Growth Portfolio	$100,001 - $500,000	Thrivent Large Cap Growth Fund	$100,001 - $500,000	Over $1,000,000
	Thrivent Large Cap Growth Portfolio II	$0
	Thrivent Large Cap Stock Portfolio	$0	Thrivent Large Cap Stock Fund	$0

Matthew D. Finn	Thrivent Large Cap Value Portfolio	$0	Thrivent Large Cap Value Fund	$100,001 - $500,000	$100,001 - $500,000
	Thrivent Large Cap Stock Portfolio	$0	Thrivent Large Cap Stock Fund	$0

Reginald L. Pfeifer	Thrivent Real Estate Securities Portfolio	$0	Thrivent Real Estate Securities Fund	$0	$0

Portfolio Manager	Portfolio	Portfolio Ownership	Fund[1]	Fund Ownership	Ownership in Fund Complex[2]
Michael G. Landreville	Thrivent Balanced Portfolio	$0	Thrivent Balanced Fund		$100,001 - $500,000
	Thrivent Bond Index Portfolio	$0	Thrivent Core Bond Fund	$0
	Thrivent Limited Maturity Bond Portfolio	$0	Thrivent Limited Maturity Bond Fund	$50,001 - $100,000

Gregory R. Anderson	Thrivent Limited Maturity Bond Portfolio	$0	Thrivent Limited Maturity Bond Fund	$0	$100,001 - $500,000
	Thrivent Mortgage Securities Portfolio	$0	Thrivent Balanced Fund	$0
			Thrivent Core Bond Fund	$0

Paul J. Ocenasek	Thrivent High Yield Portfolio	$50,001 - $100,000	Thrivent High Yield Fund	$0	$100,001 - $500,000
	Thrivent Diversified Income Portfolio	$0	Thrivent Diversified Income Fund	$0

David R. Spangler	Thrivent Diversified Income Plus Portfolio	$0	Thrivent Diversified Income Plus Fund	$1 - $10,000	$50,001 - $100,000
	Thrivent Equity Income Plus Portfolio	$0	Thrivent Equity Income Plus Fund	$1 - $10,000

Stephen D. Lowe	Thrivent Income Portfolio	$0	Thrivent Income Fund	$10,001 - $50,000	$100,001 - $500,000

Scott A. Lalim	Thrivent Mortgage Securities Portfolio	$0			$500,001 - $1,000,000

William D. Stouten	Thrivent Money Market Portfolio	$0	Thrivent Money Market Fund	$1 - $10,000	$100,001 - $500,000

[1]

Each Fund listed is a series of the Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.

[2]	Ownership in Fund Complex includes investments in Thrivent Mutual Funds and Thrivent Series Fund, Inc.

Investment Subadvisers

Thrivent Financial has engaged the following subadvisers for Thrivent Partner Healthcare Portfolio, Thrivent Partner Natural Resources Portfolio, Thrivent Partner Emerging Markets Portfolio, Thrivent Partner Utilities Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio,

Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner Worldwide Allocation Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner Socially Responsible Stock Portfolio, Thrivent Partner All Cap Growth Portfolio, Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Partner Growth Stock Portfolio and Thrivent Partner Socially Responsible Bond Portfolio. Investment decisions for those Portfolios are generally made by the subadvisers, subject to the overall direction of the Board of Directors and Thrivent Financial.

Thrivent Partner Healthcare Portfolio

Investment decisions for the Thrivent Partner Healthcare Portfolio are made by Sectoral Asset Management Inc. (“Sectoral”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Sectoral, which is located at 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec H3A 3G4, is part of the Global Alliance program of State Street Global Advisors (“SSgA”), through which SSgA provides institutional clients with advisory services. Sectoral specializes in managing global healthcare portfolios and has been practicing this specialty since 2000. As of December 31, 2008, Sectoral managed approximately $2.9 billion in assets.

Sectoral Portfolio Managers

Thrivent Partner Healthcare Portfolio is managed by Stephan Patten. Michael Sjöström is the Portfolio’s back-up portfolio manager.

Other Accounts Managed by Sectoral Portfolio Managers

The following table provides information about other accounts managed by Mr. Patten and Mr. Sjöström as of December 31, 2008.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Stephan Patten	Registered Investment Companies:	1	$4 million	0	$0
	Other Pooled Investment Vehicles:	4	$217 million	2	$86 million
	Other Accounts:	2	$222 million	1	$221 million

Michael Sjöström	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	2	$218 million	1	$60 million
	Other Accounts:	1	$3 million	1	$3 million

Compensation

Sectoral portfolio managers are compensated with a competitive salary, bonus and stock options in the firm. The remuneration of portfolio managers consists of the following elements: (a) a salary that is based on a market rate; (b) bonuses that are dependent upon the achievement of specific goals by the individual and the success of the company; and (c) stock options in Sectoral, depending upon the performance of the individual. There is no specific formula, however, based on assets under management or the portfolio performance that is used to determine the remuneration.

Conflicts of Interest

The greatest potential conflict of interest lies with the allocation of transactions among different portfolios. Sectoral makes sure that it treats each of its clients fairly by having a clear and simple allocation policy. This policy is described in Sectoral’s compliance manual in detail. Orders that are not completely filled are allocated pro rata among the different portfolios. The same price is received for the same order by the different portfolios. Sectoral does not have any affiliation with any broker and does not distribute any fund. Sectoral requires that all its investment professionals hold the Chartered Financial Analyst (CFA) designation or are enrolled in the CFA program. All of these professionals adhere to the CFA code of ethics.

Ownership of the Portfolio

Mr. Patten and Mr. Sjöström do not own shares of the subadvised Portfolio.

Thrivent Partner Natural Resources Portfolio and Thrivent Partner Utilities Portfolio

Investment decisions for the Thrivent Partner Natural Resources Portfolio and Thrivent Partner Utilities Portfolio are made by BlackRock Investment Management, LLC (“BlackRock”), which Thrivent Financial has engaged as investment subadviser for the Portfolios. BlackRock, 800 Scudders Mill Road, Plainsboro, NJ 08536, has been an investment adviser since 1999 and, together with its affiliates, managed approximately $1.307 trillion in assets as of December 31, 2008.

BlackRock Portfolio Managers

Thrivent Partner Natural Resources Portfolio and Thrivent Partner Utilities Portfolio are managed by Robert Shearer and Kathleen Anderson, respectively.

Other Accounts Managed by BlackRock Portfolio Managers

The following table provides information about other accounts managed by Mr. Shearer and Ms. Anderson as of December 31, 2008.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
Robert Shearer	Registered Investment Companies:	8	$4.05 billion
	Other Pooled Investment Vehicles:	1	$5.39 million
	Other Accounts:	0	$0

Kathleen Anderson	Registered Investment Companies:	5	$3.78 billion
	Other Pooled Investment Vehicles:	0	$0
	Other Accounts:	0	$0

None of the accounts listed above has a performance-based advisory fee.

Compensation

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Thrivent Partner Natural Resources Portfolio include the Lipper Natural Resources Funds classification and benchmarks for the Thrivent Partner Utilities Portfolio include the Lipper Utility Funds classification.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each of Mr. Shearer and Ms. Anderson has received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each of Mr. Shearer and Ms. Anderson has participated in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm.

BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Conflicts of Interest

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolios. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolios by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that a portfolio manager may currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

Ownership of the Portfolios

Neither Mr. Shearer nor Ms. Anderson own shares of the subadvised Portfolios.

Thrivent Partner Emerging Markets Portfolio

Investment decisions for Thrivent Partner Emerging Markets Portfolio are made by Aberdeen Asset Management Investment Services Limited (“Aberdeen”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Aberdeen is located at One Bow Churchyard, London, England EC4M9HH and is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $158.42 billion in assets as of December 31, 2008, for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC.

Aberdeen Portfolio Manager

Thrivent Partner Emerging Markets Portfolio is managed by Devan Kaloo.

Other Accounts Managed by Aberdeen Portfolio Manager

The following table provides information about the other accounts managed by Devan Kaloo as of December 31, 2008.

	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
• registered investment companies:	5	$400.081 million	0	$0
• other pooled investment vehicles:	9	$2,897.619 billion	0	$0
• other accounts:	40	$4,048.787 billion	5	$610.922 million

Compensation

Aberdeen compensates its portfolio managers for their management of particular assets. A portfolio manager’s compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on the performance of the overall advisory organization, the emerging markets equity team and the contribution of the individual to the team’s performance. A portion of the bonus is typically paid in the form of stock of the advisory organization with a three-year vesting period.

Conflicts of Interest

An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by the Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one ore more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances.

Ownership of the Portfolio

Mr. Kaloo does not own shares of the subadvised Portfolio.

Thrivent Partner Small Cap Growth Portfolio

Investment decisions for the Thrivent Partner Small Cap Growth Portfolio are made by Turner Investment Partners, Inc. (“Turner”). Thrivent Financial may also manage a portion of the Portfolio.

Turner was founded in 1990 and is organized as a Pennsylvania corporation. Robert E. Turner (Chairman and Chief Investment Officer of Turner) may be deemed to be a controlling person of Turner under the 1940 Act. As of December 31, 2008, Turner managed approximately $15.4 billion in assets including separate accounts and mutual funds. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

Turner Portfolio Managers

The Turner portion of Thrivent Partner Small Cap Growth Portfolio is managed by William C. McVail, Jason Schrotberger and Rick Wetmore.

Other Accounts Managed by the Turner Portfolio Managers

The following table provides information relating to other accounts managed by the Turner portfolio managers as of December 31, 2008:

Name of Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
William C. McVail (Lead Manager)	Registered Investment Companies:	8	$694 million	1	$29 million
	Other Pooled Investment Vehicles:	10	$68 million	0	$0
	Other Accounts:	51	$2 billion	4	$239 million

Jason Schrotberger (Co-Manager)	Registered Investment Companies:	14	$2.3 billion	1	$18 million
	Other Pooled Investment Vehicles:	30	$251 million	1	$21 million
	Other Accounts:	58	$1.9 billion	5	$302 million

Rick Wetmore (Co-Manager)	Registered Investment Companies:	4	$274 million	0	$0
	Other Pooled Investment Vehicles:	7	$27 million	0	$0
	Other Accounts:	42	$1.4 billion	4	$239 million

Compensation

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation.

Conflicts of Interest

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Ownership in the Portfolio

None of the Turner portfolio managers own shares of the subadvised Portfolio.

Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio

Investment decisions for Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio are made by T. Rowe Price Associates, Inc. (“T. Rowe Price”) which Thrivent Financial has engaged as investment subadviser for the Portfolios. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price has over 70 years of investment management experience and approximately $276.3 billion total assets under management as of December 31, 2008.

T. Rowe Price Portfolio Managers

Thrivent Partner Small Cap Value Portfolio is managed by an Investment Advisory Committee chaired by Preston G. Athey. Thrivent Partner Growth Stock Portfolio is also managed by an Investment Advisory Committee chaired by P. Robert Bartolo.

Other Accounts Managed by T. Rowe Price Portfolio Managers

The following table provides information relating to other accounts managed by Mr. Athey as of December 31, 2008.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	8	$5,417.4 million
• other pooled investment vehicles:	1	$6.6 million
• other accounts:	9	$479.9 million

None of the accounts listed above has performance-based advisory fees.

The following table provides information relating to other accounts managed by Mr. Bartolo as of December 31, 2008.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	12	$18,108.5 million
• other pooled investment vehicles	1	$131.5 million
• other accounts	8	$434.4 million

None of the accounts listed above has performance-based advisory fees.

Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in certain investment partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Small-Cap Core Funds), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring T. Rowe Price’s younger analysts, and being good corporate citizens are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Conflicts of Interest

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Ownership in the Portfolios

Neither Mr. Athey nor Mr. Bartolo own shares of the subadvised Portfolios.

Thrivent Partner Mid Cap Value Portfolio

Investment decisions for Thrivent Partner Mid Cap Value Portfolio are made by Goldman Sachs Asset Management, L.P. (“GSAM”) which Thrivent Financial has engaged as investment subadviser for the Portfolio. GSAM, which is located at 32 Old Slip, New York, New York 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2008, GSAM, including its investment advisory affiliates, had assets under management of approximately $739.4 billion. GSAM uses its U.S. Value Team (“Value Team”) to manage the day-to-day responsibilities of the Portfolio.

GSAM Portfolio Managers

Thrivent Partner Mid Cap Value Portfolio is managed by Dolores Bamford, Sean Gallagher, Sean Butkus, J. Kelly Flynn, Andrew Braun, Scott Carroll and David Berdon.

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information relating to other accounts managed by the members of the Value Team as of December 31, 2008.

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance

Dolores Bamford	Registered Investment Companies:	47	$10,122.8 billion	0	$0
	Other Pooled Investment Vehicles:	2	$148.8 million	2	$148.8 million
	Other Accounts:	217	$8,821.1 billion	3	$147.2 million

Sean Gallagher	Registered Investment Companies:	40	$8,934.5 billion	0	$0
	Other Pooled Investment Vehicles:	2	$148.8 million	2	$148.8 million
	Other Accounts:	202	$8,060.3 billion	2	$51.6 million

Sean Butkus	Registered Investment Companies:	47	$10,122.8 billion	0	$0
	Other Pooled Investment Vehicles:	2	$148.8 million	2	$148.8 million
	Other Accounts:	217	$8,821.1 billion	3	$147.2 million

J. Kelly Flynn	Registered Investment Companies:	15	$6,510.3 billion	0	$0
	Other Pooled Investment Vehicles:	2	$148.8 million	2	$148.8 million
	Other Accounts:	44	$2,452.3 billion	1	$95.6 million

Andrew Braun	Registered Investment Companies:	40	$8,934.5 billion	0	$0
	Other Pooled Investment Vehicles:	2	$148.8 million	2	$148.8 million
	Other Accounts:	202	$8,060.3 billion	2	$51.6 million

Scott Carroll	Registered Investment Companies:	47	$10,122.8 billion	0	$0
	Other Pooled Investment Vehicles:	2	$148.8 million	2	$148.8 million
	Other Accounts:	217	$8,821.1 billion	3	$147.2 million

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
David Berdon	Registered Investment Companies:	40	$8,934.5 billion	0	$0
	Other Pooled Investment Vehicles:	2	$148.8 million	2	$148.8 million
	Other Accounts:	202	$8,060.3 billion	2	$51.6 million

Compensation

The compensation package for the Value Team portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each manager’s individual performance and his or her contribution to overall team performance. Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by three-year period of investment performance. The following criteria are considered:

•	Individual performance (relative, absolute)

•	Team Performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives

•	Achievement of top rankings (relative and competitive)

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. (“Goldman Sachs”) makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership in the Portfolio

None of the Value Team members own shares of the subadvised Portfolio.

Thrivent Partner Worldwide Allocation Portfolio

Investment decisions for Thrivent Partner Worldwide Allocation Portfolio are made by Mercator Asset Management LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Management Investment Services Limited (“Aberdeen”), Victory Capital Management Inc. (“Victory”) and Goldman Sachs Asset Management, L.P. (“GSAM”). Mercator is located at 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and was founded in 1984. Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2008, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund. Principal Global Investors, LLC is located at 801 Grand Avenue, Des Moines, Iowa 50392. Principal is a directly wholly owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $198.3 billion in assets under management as of December 31, 2008. Aberdeen is located at One Bow Churchyard, London, England EC4M9HH and is a subsidiary of Aberdeen Asset Management PLC (“Aberdeen PLC”), which was organized in 1983. Aberdeen PLC is the parent company of an asset management group managing approximately $158.42 billion in assets as of December 31, 2008 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients. In rendering investment advisory services, Aberdeen may use the resources of investment adviser subsidiaries of Aberdeen PLC. Victory is located at 127 Public Square, Cleveland, OH 44114 and, through predecessor firms, was organized in 1894. Victory began managing tax-exempt assets in 1912 and, as of December 31, 2008, Victory managed approximately $49.094 billion in assets. GSAM is located at 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman Sachs. As of December 31, 2008, GSAM, including its investment advisory affiliates, had assets under management of approximately $739.4 billion.

Mercator Portfolio Managers

The Mercator portion of Thrivent Partner Worldwide Allocation Portfolio is managed by James E. Chaney and Peter F. Spano.

Other Accounts Managed by the Mercator Portfolio Managers

The following table provides information about the other accounts managed by the Mercator portfolio management team of James E. Chaney and Peter F. Spano as of December 31, 2008.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	3	$1,212,991,490
• other pooled investment vehicles:	2	$3,278,028,367
• other accounts:	25	$6,746,601,942

One of the “other accounts” listed above has a performance-based advisory fee and has assets of $65.1 million.

Compensation

Mr. Chaney and Mr. Spano receive compensation that is equal to a pre-determined pro-rata share of Mercator net profitability. These pre-determined pro-rata shares are dependent upon their length of tenure with the firm, their level of responsibility and overall contribution. It is the only form of compensation that they receive and is very dependent upon the firm’s asset performance. They receive no base salary, are not part of a bonus system and receive no deferred compensation. Mr. Chaney and Mr. Spano are also offered an attractive retirement savings plan.

Conflicts of Interest

Mercator, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interests of its clients. In order to comply with this duty, Mercator has a written Code of Ethics that requires that all Access Persons avoid conflicts of interest and avoid situations that have even the appearance of conflict or impropriety. If any conflict may arise with respect to a client, all material facts concerning such conflict must be fully disclosed.

Ownership of the Portfolio

Neither Mr. Chaney nor Mr. Spano own shares of the subadvised Portfolio.

Principal Portfolio Managers

The Principal portion of Thrivent Partner Worldwide Allocation Portfolio is managed by John Pihlblad and Steve Larson.

Other Accounts Managed by the Principal Portfolio Managers

The following table provides information about other accounts managed by the Principal portfolio managers of John Pihlblad and Steven Larson as of December 31, 2008.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
John Pihlblad	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	2 2 5	$ $ $	1,246.4 million 89.6 million 968.9 million

Steve Larson	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	2 1 5	$ $ $	1,246.4 million 85.3 million 968.9 million

None of the accounts listed above has performance-based advisory fees.

Compensation

Principal offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market, and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal’s annual performance score.

Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate. Performance versus peers is measured for a period of up to three years (or shorter if the portfolio manager has managed the applicable portfolio for a period of less than three years).

Certain employees of Principal, which is a wholly owned subsidiary of Principal Financial Group, are eligible to participate in an Employee Stock Purchase Plan that allows the employees to purchase company stock at a 15% discount each quarter. In addition, through a 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

Conflicts of Interest

Principal provides investment advisory services to numerous clients other than the Portfolio. The investment objectives and policies of these accounts may differ from those of the Portfolio. Based on these differing circumstances, potential conflicts of interest may arise because Principal may be required to pursue different investment strategies on behalf of the Portfolio and other client accounts. For example, Principal may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Portfolio. This means that research on securities to determine the merits of including them in the Portfolio’s portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which Principal purchases or sells an investment for one or more private accounts and not for the Portfolio, or vice versa. To the extent the Portfolio and other clients seek to acquire the same security at about the same time, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the Portfolio Managers desire to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Portfolio.

Ownership of the Portfolio

Neither Mr. Pihlblad nor Mr. Larson own shares of the subadvised Portfolio.

Aberdeen Portfolio Manager

The Aberdeen portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Devan Kaloo.

Other Accounts Managed by the Aberdeen Portfolio Manager

The following table provides information about the other accounts managed by Devan Kaloo as of December 31, 2008.

	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
• registered investment companies:	5	$390.452 million	0	$0
• other pooled investment vehicles:	9	$2,897.619 billion	0	$0
• other accounts:	40	$4,048.787 billion	5	$610.922 million

Compensation

Aberdeen compensates its portfolio managers for their management of particular assets. A portfolio manager’s compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on the performance of the overall advisory organization, the emerging markets equity team and the contribution of the individual to the team’s performance. A portion of the bonus is typically paid in the form of stock of the advisory organization with a three-year vesting period.

Conflicts of Interest

An Aberdeen portfolio manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. A potential conflict of interest may therefore arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Aberdeen believes, however, that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by the Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances.

Ownership of the Portfolio

Mr. Kaloo does not own shares of the subadvised Portfolio.

Victory Portfolio Manager

The Victory portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Margaret Lindsay.

Other Accounts Managed by the Victory Portfolio Manager

The following table provides information about the other accounts managed by Margaret Lindsay as of December 31, 2008.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	2	$27.012 million
• other pooled investment vehicles:	10	$207.336 million
• other accounts:	16	$577.151 million

None of the accounts listed above has a performance-based advisory fee.

Compensation

Victory’s compensation package for investment professionals includes a combination of base salary, annual cash bonus, and long-term deferred compensation. Bonuses are based on investment performance incentives and by the incremental growth in revenue of their respective strategies. Long-term compensation is directly tied to the net operating earnings growth of Victory and the performance of a portfolio of Victory strategies.

Conflicts of Interest

Portfolio managers at Victory typically manage multiple portfolios. Accounts participating in the same strategy are block traded to ensure that no account receives preferential treatment and to ensure consistency. In addition, all qualifying accounts participate in the composite and are, therefore, monitored for deviation via monthly composite reporting.

Ownership of the Portfolio

Ms. Lindsay does not own shares of the subadvised Portfolio.

GSAM Portfolio Managers

The GSAM portion of Thrivent Partner Worldwide Allocation Portfolio is managed by Samuel Finkelstein, Ricardo Penfold and Owi Ruivivar, Ph.D.

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information about the other accounts managed by the GSAM portfolio managers as of December 31, 2008.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Samuel Finkelstein	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	10 14 55	$ $ $	1,950.235 million 1,925.520 million 11,430.863 million	0 0 24	$ $ $	0 0 2,026.305 million

Ricardo Penfold	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	10 9 33	$ $ $	1,950.235 million 1,764.950 million 10,255.856 million	0 0 5	$ $ $	0 0 467.559 million

Owi Ruivivar, Ph.D.	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	10 9 33	$ $ $	1,950.235 million 1,764.950 million 10,255.856 million	0 0 5	$ $ $	0 0 467.559 million

Please note that all of GSAM’s fixed-income portfolios are managed on a team basis. While lead portfolio managers may be associated with accounts in their specific strategy, the entire team is familiar with our general strategies and objectives and multiple individuals are involved in the management of a portfolio. GSAM believes this approach ensures a high degree of continuity of portfolio management style and knowledge.

For each portfolio manager listed above the total number of accounts managed is a reflection of accounts within the strategy they oversee or manage, as well as accounts which participate in the sector they manage. There are multiple portfolio managers involved with each account.

Compensation

GSAM’s Fixed Income Team’s (the “Fixed Income Team”) compensation package for its portfolio managers is comprised of a base salary and performance bonus. The base salary is fixed. However, the performance bonus is a function of each portfolio manager’s individual performance; the Fixed Income Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees; his or her contribution to the overall performance of the Fixed Income Team; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk exposure. The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) overall pre-tax portfolio performance; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the teams’ performance exceeded performance benchmarks over one-year and three-year periods; (2) whether the team managed portfolios within a defined range around a targeted tracking error; (3) whether the team performed consistently with objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above); and (5) whether the team managed all similarly mandated accounts in a consistent manner.

Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including: (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing the Portfolio as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. GSAM seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership of the Portfolio

Messrs. Finkelstein and Penfold and Ms. Ruivivar do not own shares of the subadvised Portfolio.

Thrivent Partner International Stock Portfolio

Investment decisions for the Thrivent Partner International Stock Portfolio are made by Mercator Asset Management, LP, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486 (“Mercator”) and Principal Global Investors, LLC (“Principal”). Mercator is a limited partnership organized under the laws of Delaware.

Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2008, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund. Mercator has an investment advisory team that has day-to-day responsibility for managing the Thrivent International Stock Portfolio and developing and executing the Portfolio’s investment program.

Principal Global Investors, LLC is located at 801 Grand Avenue, Des Moines, Iowa, 50392, and assumed subadvisory responsibility for a portion of the Thrivent Partner International Stock Fund on February 28, 2007. Principal is a directly wholly-owned subsidiary of Principal Life Insurance Company. Principal and its predecessor firms have subadvised mutual fund assets since 1969. Principal, together with its affiliated asset management companies, had approximately $198.3 billion in assets under management as of December 31, 2008.

Mercator Portfolio Managers

The Mercator portion of Thrivent Partner International Stock Portfolio is managed by James E. Chaney and Peter F. Spano.

Other Accounts Managed by the Mercator Portfolio Managers

The following table provides information about the other accounts managed by the Mercator portfolio management team of James E. Chaney and Peter F. Spano as of December 31, 2008.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	3	$1,212,991,490
• other pooled investment vehicles:	2	$3,278,028,367
• other accounts	25	$6,746,601,942

One of the “other accounts” listed above has a performance-based advisory fee and has assets of $65.1 million.

Compensation

Mr. Chaney and Mr. Spano receive compensation that is equal to a pre-determined pro-rata share of Mercator’s net profitability. These pre-determined pro-rata shares are dependent upon their length of tenure with the firm, their level of responsibility and overall contribution. It is the only form of compensation that they receive and is very dependent upon the firm’s asset performance. They receive no base salary, are not part of a bonus system and receive no deferred compensation.

Conflicts of Interest

Mercator, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interest of its clients. In order to comply with this duty, Mercator has a written Code of Ethics that requires that all Access Persons avoid conflicts of interest and avoid situations that have even the appearance of conflict or impropriety. If any conflict may arise with respect to a client, all material facts concerning such conflict must be fully disclosed.

Ownership of the Portfolio

Neither Mr. Chaney nor Mr. Spano own shares of the subadvised Portfolio.

Principal Portfolio Managers

The Principal portion of Thrivent Partner International Stock Portfolio is managed by John Pihlblad and Steve Larson.

Other Accounts Managed by Principal Portfolio Managers

The following tables provide information about other accounts managed by the Principal portfolio managers of John Pihlblad and Steven Larson as of December 31, 2008.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
John Pihlblad	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	2 2 5	$ $ $	1,246.4 million 89.6 million 968.9 million

Steve Larson	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	2 1 5	$ $ $	1,244.6 million 85.3 million 968.9 million

None of the accounts listed above has performance-based advisory fees.

Compensation

Principal offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market, and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal’s annual performance score.

Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate. Performance versus peers is measured for a period of up to three years (or shorter if the portfolio manager has managed the applicable portfolio for a period of less than three years).

Certain employees of Principal, which is a wholly owned subsidiary of Principal Financial Group, are eligible to participate in an Employee Stock Purchase Plan that allows the employees to purchase company stock at a 15% discount each quarter. In addition, through a 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

Conflicts of Interest

Principal provides investment advisory services to numerous clients other than the subadvised Portfolio. The investment objectives and policies of these accounts may differ from those of the subadvised Portfolio. Based on these differing circumstances, potential conflicts of interest may arise because the subadviser may be required to pursue different investment strategies on behalf of the subadvised Portfolio and other client accounts. For example, Principal may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the subadvised Portfolio. This means that research on securities to determine the merits of including them in the subadvised Portfolio are similar, but not identical, to those employed in building private client portfolios. As a result, there may be instances in which Principal purchases or sells an investment for one or more private accounts and not for the Portfolio, or vice versa. To the extent the Portfolio and other clients seek to acquire the same security at about the same time, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the portfolio managers desire to sell the same portfolio security at the same time on behalf of other clients. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Portfolio.

Ownership of the Portfolio

Neither Mr. Pihlblad nor Mr. Larson own shares of the subadvised Portfolio.

Thrivent Partner Socially Responsible Stock Portfolio

Investment decisions for Thrivent Partner Socially Responsible Stock Portfolio are made by Calvert Asset Management Company, Inc. (“Calvert”), which Thrivent Financial has engaged as investment subadviser for the Portfolio, and Atlanta Capital Management Company, LLC (“Atlanta Capital”), which Calvert has engaged to assist in providing investment advice to the Portfolio. Calvert is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 and has been managing mutual funds since 1976. As of December 31, 2008, Calvert managed $12.998 billion in assets. Atlanta Capital is located at Two Midtown Plaza, Suite 1600, 1349 West Peachtree Street, Atlanta, GA 30309 and has been managing assets since 1969 and provides investment advisory services to a broad range of institutional and individual clients. As of December 31, 2008, Atlanta Capital managed $6.2 billion in assets.

Portfolio Managers

Thrivent Partner Socially Responsible Stock Portfolio is managed by Richard B. England, CFA, William R. Hackney III, CFA and Paul J. Marshall, CFA of Atlanta Capital.

Other Accounts Managed by Portfolio Managers

The following table provides information about other accounts managed by these portfolio managers as of December 31, 2008.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
Richard B. England, CFA	Registered Investment Companies:	4	898,930,132
	Other Pooled Investment Vehicles:	0	0
	Other Accounts:	772	1,627,246,976

William R. Hackney III, CFA	Registered Investment Companies:	5	958,733,424
	Other Pooled Investment Vehicles:	0	0
	Other Accounts:	772	1,627,246,976

Paul J. Marshall, CFA	Registered Investment Companies:	2	66,398,321
	Other Pooled Investment Vehicles:	0	0
	Other Accounts:	628	1,591,164,281

None of the accounts listed above has performance-based advisory fees.

Compensation

Portfolio manager compensation at Atlanta Capital is based, in part, on an annual salary and bonus. The salary is reviewed annually and evaluated based on industry survey data and other job responsibilities in the firm (such as heading an investment group, providing analytical support to other portfolios, or overall firm management). Atlanta Capital seeks to compensate its portfolio managers commensurate with their responsibilities and performance, and its compensation is competitive with other firms within the investment management industry.

The portfolio manager’s bonus may fluctuate from year to year. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual manages. Performance is normally based on periods ending on the June 30th preceding fiscal year-end. The primary measurements of performance are one-year, three-year and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts.

Portfolio managers of Atlanta Capital also participate in a deferred compensation plan. The compensation from this plan is variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors, as described herein. This compensation consists primarily of annual stock-based compensation consisting of shares of restricted stock and/or options to purchase shares of non-voting common stock of Eaton Vance Corp., Atlanta Capital’s parent company. In addition, portfolio managers of Atlanta Capital maintain ownership in Atlanta Capital through a LLC holding company. Firm profits are distributed to owners based on their individual ownership percentage.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and Eaton Vance Corp. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with Eaton Vance Corp. and depends primarily on Atlanta Capital’s profitability for the year.

Conflicts of Interest

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities between the Portfolio and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. Atlanta Capital has adopted brokerage allocation, trade practice and order aggregation policies and procedures to assist portfolio managers in their effort to seek the fair allocation of investment opportunities among all client accounts. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons.

Atlanta Capital accepts incentive fees where return expectations and the time period over which returns are measured are reasonable and agreeable to both parties. Performance-based fees may create an incentive for Atlanta Capital to make investments that are riskier or more speculative than would be the case in absence of a performance-based fee or to favor performance-based fee accounts in the allocation of investment decisions, as Atlanta Capital’s compensation may be larger than it otherwise would have been due to account performance. Due to the potential conflict of interest associated with performance-based fee accounts, Atlanta Capital has adopted procedures to monitor performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive accounts. Additionally, the performance of accounts for which Atlanta Capital is paid a performance-based incentive fee is not considered separately or accorded disproportionate weighting in determining portfolio manager incentive compensation. Please note, however, that the Portfolio is not subject to a performance-based fee.

The officers and employees of Atlanta Capital and accounts in which affiliated persons have an investment interest may at times buy or sell and have positions in securities that may be those recommended for purchase or sale to investment advisory clients. In addition, Atlanta Capital and its related persons may also give advice and take action in the performance of their duties to clients that may differ from or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Atlanta Capital may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Atlanta Capital have an investment interest. Atlanta Capital seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under the firm’s Code of Ethics.

Atlanta Capital compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. Atlanta Capital has established procedures to mitigate this conflict including review of performance dispersion across all firm managed accounts, policies to monitor trading and best execution for all managed accounts and funds, and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned for the benefit of all Atlanta Capital clients and accounts.

Ownership of the Portfolio

The portfolio managers do not own shares of the subadvised Portfolio.

Thrivent Partner All Cap Growth Portfolio

Investment decisions for the Thrivent Partner All Cap Growth Portfolio are made by Calamos Advisors LLC (“Calamos”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Calamos, 2020 Calamos Court, Naperville, IL 60563, and its predecessors have been providing asset management services since 1977 and, as of December 31, 2008, managed approximately $24.0 billion in assets.

Calamos Portfolio Managers

Thrivent Partner All Cap Growth Portfolio is managed by the Calamos team of John P. Calamos, Sr., Nick P. Calamos, John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko. John P. Calamos, Sr. and Nick P. Calamos lead the team as Co-Chief Investment Officers (the “Co-CIOs”). John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are the team’s senior strategy analysts. The Co-CIOs and the team’s senior strategy analysts are referred to as the “Team Leaders.”

Other Accounts Managed by Calamos Portfolio Managers

The Team Leaders also have responsibility for the day-to-day management of accounts other than the Portfolio. Information regarding these other accounts for the fiscal year ended December 31, 2008 is set forth below.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
John P. Calamos, Sr.	Registered Investment Companies:	25	$17,428,782,999	3	$233,436,808
	Other Pooled Investment Vehicles:	14	$654,132,085	3	$22,491,275
	Other Accounts:	18,709	$5,957,004,392	0	$0

Nick P. Calamos	Registered Investment Companies:	25	$17,428,782,999	3	$233,436,808
	Other Pooled Investment Vehicles:	14	$654,132,085	3	$22,491,275
	Other Accounts:	18,709	$5,957,004,392	0	$0

John P. Calamos, Jr.	Registered Investment Companies:	23	$17,155,648,671	3	$233,436,808
	Other Pooled Investment Vehicles:	14	$654,132,085	3	$22,491,275
	Other Accounts:	18,709	$5,957,004,392	0	$0

John Hillenbrand	Registered Investment Companies:	22	$15,929,957,820	3	$233,436,808
	Other Pooled Investment Vehicles:	12	$639,347,133	1	$7,706,323
	Other Accounts:	18,709	$5,957,004,392	0	$0

Steve Klouda	Registered Investment Companies:	22	$15,929,957,820	3	$233,436,808
	Other Pooled Investment Vehicles:	12	$639,347,133	1	$7,706,323
	Other Accounts:	18,709	$5,957,004,392	0	$0

Jeff Scudieri	Registered Investment Companies:	22	$15,929,957,820	3	$233,436,808
	Other Pooled Investment Vehicles:	12	$639,347,133	1	$7,706,323
	Other Accounts:	18,709	$5,957,004,392	0	$0

Jon Vacko	Registered Investment Companies:	22	$15,929,957,820	3	$233,436,808
	Other Pooled Investment Vehicles:	12	$639,347,133	1	$7,706,323
	Other Accounts:	18,709	$5,957,004,392	0	$0

Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table above does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos or any of its affiliates and these accounts.

Compensation

As of October 31, 2008, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Asset Management, Inc., of which Calamos is an indirect subsidiary. Each has entered into employment agreements that provide for compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. For example, the discretionary target bonus for a Team Leader who earns $100,000 would range from $300,000 to $600,000 and the Team Leader’s maximum annual bonus opportunity would range from $450,000 to $900,000. Also, due to the ownership and executive management positions with Calamos and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2008, the additional corporate objectives were sales and marketing effectiveness, as measured by redemption rates and sales growth; investment performance, as measured by risk-adjusted performance of the investment strategies managed by Calamos over a blended short- and long-term measurement period; productivity and efficiency, as measured by the change in operating margin and return on operating capital; management evaluation, based upon management’s execution of strategic initiatives; and stockholder return relative to the industry peer group.

As of October 31, 2008, John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko, receive all of their compensation from Calamos. They each receive compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary.

The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos.

All Team Leaders are eligible to receive annual equity awards under a long-term incentive compensation program. The target annual equity awards are set at a percentage of their respective base salaries.

Historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units. The stock options and restricted stock units issued to date have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.

Conflicts of Interest

Potential conflicts that could arise as a result of concurrent management of the subadvised portfolio and other accounts include the allocation of investment opportunities and securities purchased among these multiple accounts. Similarly, trading in securities by Calamos personnel for their own accounts potentially could conflict with the interest of clients. Calamos does not believe that any of these potential conflicts of interest are material, and Calamos has policies and procedures in place to detect, monitor and resolve these and other potential conflicts of interest that are inherent to its business as an investment advisor.

Ownership of the Portfolio

The Co-CIOs and the senior strategy analysts do not own shares of the subadvised Portfolio.

Thrivent Partner All Cap Value Portfolio

Investment decisions for the Thrivent Partner All Cap Value Portfolio are made by OppenheimerFunds, Inc. (“OFI”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. OFI, Two World Financial Center, New York, NY 10281, has been an investment adviser since 1960 and, together with its affiliates, managed approximately $145.0 billion in assets, including other mutual funds, as of December 31, 2008. OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

OFI Portfolio Managers

Thrivent Partner All Cap Value Portfolio is managed by portfolio co-managers John Damian and Mitch Williams.

Other Accounts Managed by OFI Portfolio Managers

The following table provides information about other accounts managed by Mr. Damian and Mr. Williams as of December 31, 2008.

Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets
John Damian	Registered Investment Companies:	13	$7,194.0 million
	Other Pooled Investment Vehicles:	3	$245.0 million
	Other Accounts:	1	$104.0 million

Mitch Williams	Registered Investment Companies:	9	$4,954.0 million
	Other Pooled Investment Vehicles:	1	$3.0 million
	Other Accounts:	4	$143.0 million

None of the accounts listed above has a performance-based advisory fee.

Compensation

The portfolio managers are employed and compensated by the OFI. Under OFI’s compensation program for its portfolio managers, compensation is based primarily on the investment performance results of the funds and accounts managed by the portfolio managers, rather than on OFI’s financial success. This compensation structure is intended to align the portfolio managers’ interests with the success of the funds and accounts and their shareholders. OFI’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. Each portfolio managers’ compensation consisted of three elements: A base salary, an annual discretionary bonus and the eligibility to participate in long-term awards of options and appreciation rights that relate to the common stock of OFI’s holding company parent. Senior portfolio managers may also be eligible to participate in OFI’s deferred compensation plan.

To help OFI attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of OFI and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio managers’ compensation is not based on the total value of the Portfolio’s assets, although the Portfolio’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serves to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers. The compensation structure of the other funds and accounts managed by the portfolio managers is the same as the compensation structure of the Portfolio, described above.

Conflicts of Interest

As indicated above, each portfolio manager also manages other funds and accounts. At different times, one or more of the Portfolio’s portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. This conflict may occur whether the investment strategies of the other fund or account are the same as, or different from, the Portfolio’s investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OFI have the same management fee. If the management fee structure of another fund or account is more advantageous to OFI than the fee structure of the Portfolio, OFI could have an incentive to favor the other fund or account. OFI’s compliance procedures and code of ethics, however, recognize OFI’s fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are reasonably designed to preclude the portfolio managers from favoring one client over another.

Ownership of the Portfolio

Neither Mr. Damian nor Mr. Williams own shares of the subadvised Portfolio.

Thrivent Partner All Cap Portfolio

Investment decisions for the Thrivent Partner All Cap Portfolio are made by Pyramis Global Advisors, LLC (“Pyramis”), 900 Salem Street, Smithfield, RI 02917, which serves as the subadviser for the Portfolio. Thrivent Financial has engaged Pyramis to manage the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors. Pyramis is a wholly owned subsidiary of Fidelity Management Research Company (“FMR”), which served as the sub-adviser to the Portfolio since its inception until November 12, 2006.

FMR was founded in 1946 and has since grown into one of the world’s largest money managers and financial service providers. As of December 31, 2008, FMR and its affiliates had approximately $1,225.3 billion in mutual fund assets under management.

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of Pyramis. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

Pyramis Portfolio Managers

Thrivent Partner All Cap Portfolio is managed by John Power, Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Michael Elvin, Arun Daniel and Chandler Willett.

Other Account Managed by Pyramis Portfolio Managers

The following table provides information relating to other accounts managed by the Pyramis portfolio managers as of December 31, 2008:

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets

John Power	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	12	$1,761 million

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets

Robert Bao	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	13	$1,898 million

Andrew Burzumato	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	13	$2,163 million

Thorsten Becker	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	12	$1,770 million

Jody Simes	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	12	$1,771 million

Michael Elvin	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	12	$1,943 million

Arun Daniel	Registered Investment Companies:	0	$0
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	11	$1,760 million

Chandler Willett	Registered Investment Companies:	1	$56 million
	Other Pooled Investment Vehicles:	10	$1,706 million
	Other Accounts:	11	$1,760 million

None of the accounts listed above have performance-based advisory fees.

Compensation

John Power is the Lead Portfolio Manager of Thrivent Partner All Cap Portfolio and receives compensation for his services. Portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Pyramis or at the election of the portfolio manager.

The Lead Portfolio Manager’s base salary is determined by level of responsibility and tenure at Pyramis or its affiliates. The primary components of the Lead Portfolio Manager’s bonus are based on the pre-tax investment performance of the Lead Portfolio Manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the Lead Portfolio Manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the Lead Portfolio Manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the Lead Portfolio Manager’s bonus is based on the portfolio manager’s overall contribution to management of Pyramis. The portion of the Lead Portfolio Manager’s bonus that is linked to the investment performance of Thrivent Partner All Cap Portfolio is based on the pre-tax investment performance of the fund measured against the S&P 500 Index. The Lead Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, Pyramis’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Robert Bao, Andrew Burzumato, Thorsten Becker, Jody Simes, Michael Elvin, Arun Daniel and Chandler Willett are research analysts and Sector Portfolio Managers of the Portfolio and receive compensation for their services as research analysts and as portfolio managers under a single compensation plan. Research analysts who also manage a sector fund are referred to as sector fund managers. As of December 31, 2007, the Sector Portfolio Managers’ compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the Sector Portfolio Managers’ compensation may be deferred based on criteria established by Pyramis or at the election of the Sector Portfolio Manager.

The Sector Portfolio Managers’ base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at Pyramis or its affiliates. A portion of the Sector Portfolio Managers’ bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to Pyramis. Another component of the bonus is based upon (i) the pre-tax investment performance of the Sector Portfolio Managers’ fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by Pyramis) assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe, and (iii) the investment performance of other Pyramis equity funds and accounts within the sector fund managers’ designated sector team. The pre-tax investment performance of the Sector Portfolio Managers’ fund(s) and account(s) is weighted according to the Sector Portfolio Managers’ tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the Sector Portfolio Managers’ tenure, but that eventually encompasses rolling periods of up to five years. The portion of the Sector Portfolio Managers’ bonus that is linked to the investment performance of the Portfolio is based on the Portfolio’s pre-tax investment performance measured against the S&P 500 Index. The Sector Portfolio Manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, sector fund managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Conflicts of Interest

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by Pyramis or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Portfolio. Securities selected for other funds or accounts may outperform the securities selected for the Portfolio. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by Pyramis’ code of ethics. Furthermore, the potential exists that a portfolio manager’s responsibilities as a portfolio manager may not be entirely consistent with his/her responsibilities, if applicable, as a research analyst providing recommendations to other portfolio managers of Pyramis or its affiliates.

Ownership of the Portfolio

The Pyramis portfolio managers do not own any shares of the subadvised Portfolio.

Thrivent Partner Socially Responsible Bond Portfolio

Investment decisions for the Thrivent Partner Socially Responsible Bond Portfolio are made by Calvert Asset Management Company, Inc. (“Calvert”), which Thrivent Financial has engaged as investment subadviser for the Portfolio. Calvert is located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 and has been managing mutual funds since 1976. As of December 31, 2008, Calvert managed $12.998 billion in assets.

Calvert Portfolio Manager

Thrivent Partner Socially Responsible Bond Portfolio is lead-managed by Mr. Gregory Habeeb.

Other Accounts Managed by Calvert Portfolio Manager

The following table provides information about other accounts managed by Mr. Habeeb as of December 31, 2008.

	Total # of Accounts Managed	Total Assets
• registered investment companies:	8	$8,284,757,915
• other pooled investment vehicles:	0	$0
• other accounts:	0	$0

None of the accounts listed above has a performance-based advisory fee.

Compensation

The portfolio manager’s compensation consists of a salary and annual bonus. The salary, which is competitive with industry peers and standards, is determined annually and is based on the manager’s experience and responsibilities. The bonus is based on short- and long-term performance of the fund(s) managed relative to the respective passive index disclosed in the applicable fund prospectus and an active benchmark.

Conflicts of Interest

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. Calvert portfolio managers are aware of and abide by Calvert’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance dispersion among accounts employing similar investment strategies, but with different fee structures, is periodically examined by Calvert to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

Ownership of the Portfolio

Mr. Habeeb does not own shares of the subadvised Portfolio.

Affiliated Persons

The following officers of Thrivent Financial, the Fund’s investment adviser, are, as officers of the Fund, affiliated with the Fund:

Affiliated Person	Position with Fund	Position with Thrivent Financial

Russell W. Swansen	President	Senior Vice President and Chief Investment Officer

David S. Royal	Secretary and Chief Legal Officer	Vice President, Asset Management

Katie S. Kloster	Vice President and Chief Compliance Officer	Chief Compliance Officer

Janice M. Guimond	Vice President	Vice President, Investment Operations

Brian W. Picard	Anti-Money Laundering Officer	Director, FSO Compliance Corp. BCM

Gerard V. Vaillancourt	Treasurer and Principal Financial Officer	Vice President, Mutual Fund Accounting

Karl D. Anderson	Vice President	Vice President, Products

Advisory and Subadvisory Agreements

The investment advisory agreement provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Thrivent Financial or Thrivent Life and all other expenses of the Fund (other than those assumed by Thrivent Financial), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders’ reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund’s custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders’ meetings and expenses relating to the issuance, registration and qualification of shares of the Fund.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Directors. The vote for approval must include the approval of a majority of the Directors who are not interested persons (as defined in the 1940 Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. With respect to a particular Portfolio, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Directors or by the vote of a majority of the outstanding shares of such Portfolio. The adviser may terminate the agreement on 60 days written notice to the Fund.

Advisory Fees

Thrivent Financial receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.1

Thrivent Aggressive Allocation Portfolio	$0-$500 million	.15%
	More than $500 million but less than $2 billion More than $2 billion	.125% .10%

Thrivent Moderately Aggressive Allocation Portfolio	$0-$500 million	.15%
	More than $500 million but less than $2 billion More than $2 billion	.125% .10%

Thrivent Moderate Allocation Portfolio	$0-$500 million	.15%
	More than $500 million but less than $2 billion More than $2 billion	.125% .10%

Thrivent Moderately Conservative Allocation Portfolio	$0-$500 million	.15%
	More than $500 million but less than $2 billion More than $2 billion	.125% .10%

Thrivent Technology Portfolio	All assets	.75%

Thrivent Partner Healthcare Portfolio	$0 - $50 million More than $50 million	.95% .90%

Thrivent Partner Natural Resources Portfolio	$0 - $50 million More than $50 million	.75% .725%

Thrivent Partner Emerging Markets Portfolio	$0 - $50 million More than $50 million	1.20% 1.07%

Thrivent Real Estate Securities Portfolio	$0 - $500 million More than $500 million	.80% .75%

Thrivent Partner Utilities Portfolio	$0 - $50 million More than $50 million	.75% .725%

Thrivent Partner Small Cap Growth Portfolio	$0-$500 million More than $500 million	1.00% .90%

Thrivent Partner Small Cap Value Portfolio	All assets	.80%

Thrivent Small Cap Stock Portfolio	$0-$200 million More than $200 million but not over $1 billion More than $1 billion but not over $2.5 billion More than $2.5 billion but not over $5 billion More than $5 billion	.70% .65% .60% .55% .525%

Thrivent Small Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

		.35% .30% .25% .20% .15% .10%

Thrivent Mid Cap Growth Portfolio II	$0-$500 million More than $500 million	.90% .80%

Thrivent Mid Cap Growth Portfolio	All assets	.40%

Thrivent Partner Mid Cap Value Portfolio	$0-$250 million More than $250 million	.75% .70%

Thrivent Mid Cap Stock Portfolio	$0-$200 million More than $200 million but not over $1 billion More than $1 billion but not over $2.5 billion More than $2.5 billion but not over $5 billion More than $5 billion	.70% .65% .60% .55% .525%

Thrivent Mid Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

.35% .30% .25% .20% .15% .10%

Thrivent Partner Worldwide Allocation Portfolio	$0-$250 million More than $250 million	.90% .85%

Thrivent Partner International Stock Portfolio	$0-$500 million More than $500 million but not over $1 billion More than $1 billion but not over $1.5 billion More than $1.5 billion	.85% .80% .75% .70%

Thrivent Partner Socially Responsible Stock Portfolio	$0-$50 million More than $50 million	.80% .775%

Thrivent Partner All Cap Growth Portfolio	$0-$250 million More than $250 million	.95% .90%

Thrivent Partner All Cap Value Portfolio	$0-$50 million More than $50 million	.75% .70%

Thrivent Partner All Cap Portfolio	$0-$500 million More than $500 million	.95% .90%

Thrivent Large Cap Growth Portfolio II	$0-$500 million More than $500 million	.80% .70%

Thrivent Large Cap Growth Portfolio	All assets	.40%

Thrivent Partner Growth Stock Portfolio	$0-$500 million More than $500 million	.80% .70%

Thrivent Large Cap Value Portfolio	All assets	.60%

Thrivent Large Cap Stock Portfolio	$0-$500 million More than $500 million but not over $750 million More than $750 million but not over $1 billion More than $1 billion but not over $2.5 billion	.65% .575% .55% .475%
	More than $2.5 billion but not over $5 billion More than $5 billion	.45% .425%

Thrivent Large Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

		.35% .30% .25% .20% .15% .10%

Thrivent Equity Income Plus Portfolio	$0-$250 million More than $250 million	.65% .60%

Thrivent Balanced Portfolio	$0-$250 million More than $250 million	.35% .30%

Thrivent High Yield Portfolio	All assets	.40%

Thrivent Diversified Income Plus Portfolio	All assets	.40%

Thrivent Partner Socially Responsible Bond Portfolio	$0-$50 million More than $50 million	.70% .675%

Thrivent Income Portfolio	All assets	.40%

Thrivent Bond Index Portfolio	$0-$250 million	.35%
	More than $250 million but not over $500 million	.30%
	More than $500 million but not over $1 billion	.25%
	More than $1 billion but not over $1.5 billion	.20%
	More than $1.5 billion but not over $2 billion	.15%
	More than $2 billion	.10%

Thrivent Limited Maturity Bond Portfolio	All assets	.40%

Thrivent Mortgage Securities Portfolio	All assets	.50%

Thrivent Money Market Portfolio	All assets	.40%

[1]

For any Portfolio that invests its short-term assets in Thrivent Money Market Portfolio, the adviser reimburses an amount equal to the smaller of the amount of the advisory fee for that Portfolio or the amount of the advisory fee that is charged to the Portfolio for its investment in Thrivent Money Market Portfolio.

As of April 30, 2009, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Percentage
Thrivent Partner Small Cap Growth Portfolio	0.10%
Thrivent Mid Cap Growth Portfolio II	0.30%
Thrivent Partner International Stock Portfolio	0.07%
Thrivent Partner All Cap Portfolio	0.20%
Thrivent Large Cap Growth Portfolio II	0.25%
Thrivent Partner Growth Stock Portfolio	0.10%
Thrivent Money Market Portfolio	0.10%

As of April 30, 2009, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Percentage	Expiration Date
Thrivent Partner Healthcare Portfolio	1.39%	4/30/2010
Thrivent Partner Natural Resources Portfolio	1.19%	4/30/2010
Thrivent Partner Emerging Markets Portfolio	1.50%	4/30/2010
Thrivent Partner Utilities Portfolio	0.90%	4/30/2010
Thrivent Partner Worldwide Allocation Portfolio	1.00%	4/30/2010
Thrivent Partner Socially Responsible Stock Portfolio	0.98%	4/30/2010
Thrivent Partner All Cap Growth Portfolio	1.00%	4/30/2010
Thrivent Partner All Cap Value Portfolio	0.98%	4/30/2010
Thrivent Partner Socially Responsible Bond Portfolio	0.68%	4/30/2010

During the last three fiscal years, Thrivent Financial was paid the following total dollar amounts under the investment advisory contracts then in effect.

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Aggressive Allocation Portfolio	$670,907	$649,523	$319,763
Thrivent Moderately Aggressive Allocation Portfolio	2,190,139	1,962,370	931,560
Thrivent Moderate Allocation Portfolio	2,778,658	2,316,121	1,120,916
Thrivent Moderately Conservative Allocation Portfolio	1,119,071	867,327	437,874
Thrivent Technology Portfolio	312,020	409,228	418,285
Thrivent Partner Healthcare Portfolio[1]	35,911	N/A	N/A
Thrivent Partner Natural Resources Portfolio[1]	33,983	N/A	N/A
Thrivent Partner Emerging Markets Portfolio[1]	61,408	N/A	N/A
Thrivent Real Estate Securities Portfolio	2,464,754	2,813,530	2,497,764
Thrivent Partner Utilities Portfolio[1]	21,852	N/A	N/A
Thrivent Partner Small Cap Growth Portfolio	1,539,792	1,396,545	913,069
Thrivent Partner Small Cap Value Portfolio	1,510,849	1,443,953	1,116,392
Thrivent Small Cap Stock Portfolio	2,504,916	2,805,060	2,531,226
Thrivent Small Cap Index Portfolio	971,320	1,371,229	1,510,816
Thrivent Mid Cap Growth Portfolio II	326,081	293,092	314,638
Thrivent Mid Cap Growth Portfolio	2,067,746	2,684,443	2,827,542
Thrivent Partner Mid Cap Value Portfolio	876,503	581,162	304,382
Thrivent Mid Cap Stock Portfolio	2,757,835	2,677,658	2,057,517
Thrivent Mid Cap Index Portfolio	401,742	561,465	585,174
Thrivent Partner Worldwide Allocation Portfolio[1]	513,988	N/A	N/A
Thrivent Partner International Stock Portfolio	9,494,762	11,715,897	9,574,893
Thrivent Partner Socially Responsible Stock Portfolio[1]	22,813	N/A	N/A
Thrivent Partner All Cap Growth Portfolio[1]	24,234	N/A	N/A
Thrivent Partner All Cap Value Portfolio[1]	19,369	N/A	N/A
Thrivent Partner All Cap Portfolio	841,564	1,011,922	865,010
Thrivent Large Cap Growth Portfolio II	284,529	278,058	306,993
Thrivent Large Cap Growth Portfolio	7,519,677	9,809,652	9,237,712
Thrivent Partner Growth Stock Portfolio	691,018	960,892	916,270
Thrivent Large Cap Value Portfolio	5,271,301	5,414,948	3,839,737
Thrivent Large Cap Stock Portfolio	5,030,806	5,828,054	4,483,181
Thrivent Large Cap Index Portfolio	1,553,315	2,108,355	2,232,121
Thrivent Equity Income Plus Portfolio[1]	203,210	N/A	N/A
Thrivent Balanced Portfolio	1,292,500	1,711,238	1,933,534

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent High Yield Portfolio	$2,962,552	$3,040,411	$3,371,229
Thrivent Diversified Income Plus Portfolio	425,419	537,689	362,635
Thrivent Partner Socially Responsible Bond Portfolio[1]	32,270	N/A	N/A
Thrivent Income Portfolio	5,179,221	5,033,030	3,929,200
Thrivent Bond Index Portfolio	700,783	786,100	872,235
Thrivent Limited Maturity Bond Portfolio	3,972,302	3,194,467	2,149,880
Thrivent Mortgage Securities Portfolio	213,475	268,686	307,743
Thrivent Money Market Portfolio	3,032,512	2,732,577	1,928,921

[1]	The Portfolio commenced operations on April 30, 2008.

The next table shows the total expenses reimbursed with respect to the Portfolios for the last three fiscal years.

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Aggressive Allocation Portfolio	$—	$205,346	$343,269
Thrivent Moderately Aggressive Allocation Portfolio	—	535,306	856,183
Thrivent Moderate Allocation Portfolio	—	484,299	787,847
Thrivent Moderately Conservative Allocation Portfolio	—	87,089	150,819
Thrivent Technology Portfolio	7,946	10,126	6,247
Thrivent Partner Healthcare Portfolio[1]	28,033	N/A	N/A
Thrivent Partner Natural Resources Portfolio[1]	31,050	N/A	N/A
Thrivent Partner Emerging Markets Portfolio[1]	60,600	N/A	N/A
Thrivent Real Estate Securities Portfolio	38,601	22,664	34,145
Thrivent Partner Utilities Portfolio[1]	41,188	N/A	N/A
Thrivent Partner Small Cap Growth Portfolio	179,090	148,754	113,245
Thrivent Partner Small Cap Value Portfolio	27,933	26,858	23,278
Thrivent Small Cap Stock Portfolio	77,641	64,890	49,075
Thrivent Small Cap Index Portfolio	9,930	21,375	14,683
Thrivent Mid Cap Growth Portfolio II	187,555	167,602	252,260
Thrivent Mid Cap Growth Portfolio	88,872	57,236	47,832
Thrivent Partner Mid Cap Value Portfolio	24,570	11,103	5,260
Thrivent Mid Cap Stock Portfolio	68,187	52,579	48,780
Thrivent Mid Cap Index Portfolio	5,014	8,655	7,833
Thrivent Partner Worldwide Allocation Portfolio[1]	143,744	N/A	N/A
Thrivent Partner International Stock Portfolio	922,548	954,610	49,633
Thrivent Partner Socially Responsible Stock Portfolio[1]	34,882	N/A	N/A
Thrivent Partner All Cap Growth Portfolio[1]	42,107	N/A	N/A
Thrivent Partner All Cap Value Portfolio[1]	47,331	N/A	N/A
Thrivent Partner All Cap Portfolio	181,591	220,246	187,141
Thrivent Large Cap Growth Portfolio II	145,626	140,763	243,500
Thrivent Large Cap Growth Portfolio	66,316	37,625	42,447
Thrivent Partner Growth Stock Portfolio	92,173	130,964	125,143
Thrivent Large Cap Value Portfolio	50,631	35,224	48,392
Thrivent Large Cap Stock Portfolio	70,630	66,113	49,891
Thrivent Large Cap Index Portfolio	16,708	15,598	12,154
Thrivent Equity Income Plus Portfolio[1]	11,430	N/A	N/A
Thrivent Balanced Portfolio	66,887	41,676	38,221
Thrivent High Yield Portfolio	126,240	50,377	50,434
Thrivent Diversified Income Plus Portfolio	18,239	26,053	11,959
Thrivent Partner Socially Responsible Bond Portfolio[1]	45,335	N/A	N/A

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Income Portfolio	$116,712	$50,175	$49,572
Thrivent Bond Index Portfolio	74,138	48,256	35,997
Thrivent Limited Maturity Bond Portfolio	109,741	52,753	45,041
Thrivent Mortgage Securities Portfolio	4	3	4
Thrivent Money Market Portfolio	758,128	683,144	482,230

[1]	The Portfolio commenced operations on April 30, 2008.

Investment Subadvisory Fees

Thrivent Financial pays an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Small Cap Growth Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Growth Portfolio’s average daily net assets subadvised by Turner. The subadvisory fee is equal to 0.65% of the first $100 million of average daily net assets managed by Turner and 0.60% of all of the average daily net assets managed by Turner in excess of $100 million. For purposes of calculating this breakpoint, the average daily net assets managed by Turner are aggregated with the average daily net assets of the portion of the Thrivent Partner Small Cap Growth Fund managed by Turner. This Fund is a series of Thrivent Mutual Funds. Turner was paid $298,998 for its subadvisory services in the year ended December 31, 2006, $459,765 for its subadvisory services in the year ended December 31, 2007, and $689,238 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Small Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Value Portfolio’s average daily net assets. The subadvisory fee is equal to 0.60% of average daily net assets. T. Rowe Price was paid $837,294 for its subadvisory services in the year ended December 31, 2006, $1,082,965 for its subadvisory services in the year ended December 31, 2007, and $1,133,137 for its subadvisory services in the year ended December 31, 2008.

In addition, Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Growth Stock Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Growth Stock Portfolio’s average daily net assets. The subadvisory fee is equal to 0.40% of average daily net assets up to $500 million and 0.35% of the average daily net assets over $500 million. T. Rowe Price was paid $458,135 for its subadvisory services in the year ended December 31, 2006, $480,446 for its subadvisory services in the year ended December 31, 2007, and $345,509 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Mid Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Mid Cap Value Portfolio’s average daily net assets. The subadvisory fee is equal to 0.50% of average daily net assets up to $250 million and 0.45% of average daily net assets over $250 million. For purposes of calculating this breakpoint, the average daily net assets of the Thrivent Partner Mid Cap Value Portfolio are aggregated with the average daily net assets of the Thrivent Partner Mid Cap Value Fund, a series of the Thrivent Mutual Funds, for which GSAM also acts as subadviser. GSAM was paid $203,661 for its subadvisory services in the year ended December 31, 2006, $387,441 for its subadvisory services in the year ended December 31, 2007, and $583,696 for its subadvisory services in the year ended December 31, 2008.

In addition, Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio. The fee payable is equal to 0.55% of the first $50 million of Thrivent Partner Worldwide Allocation Portfolio’s average daily net assets managed by GSAM; 0.50% of the next $200 million of the Portfolio’s average daily net assets managed by GSAM; and 0.45% of all of the Portfolio’s average daily net assets managed by GSAM in excess of $250 million. For purposes of calculating these breakpoints, the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Portfolio managed by GSAM are aggregated with the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Fund managed by GSAM. The Thrivent Partner Worldwide Allocation Fund is a series of Thrivent Mutual Funds. GSAM was paid $33,836 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Mercator an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Worldwide Allocation Portfolio and the Thrivent Partner International Stock Portfolio. The fee payable is equal to a percentage of the average daily net assets subadvised by Mercator. The subadvisory fee is equal to 0.75% of the first $25 million of average daily net assets, 0.60% of average daily net assets over $25 million but not over $50 million, 0.55% of average daily net assets over $50 million but not over $75 million, 0.50% of average daily net assets over $75 million but not over $300 million, 0.40% of average daily net assets over $300 million but not over $500 million and 0.20% of average daily net assets over $500 million. For purposes of calculating these breakpoints, the average daily net assets managed by Mercator are aggregated with the average daily net assets of the portions of Thrivent Partner Worldwide Allocation Fund and Thrivent Partner International Stock Fund managed by Mercator. These Funds are series of Thrivent Mutual Funds. Mercator was paid $2,730,625 in the year ended December 31, 2006, $2,551,297 in the year ended December 31, 2007, and $2,168,357 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Principal an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner International Stock Portfolio. The fee payable is equal to a percentage of the average daily net assets subadvised by Principal. The fee payable is equal to 0.35% of the first $500 million of average daily net assets, 0.30% of the next $500 million of average daily net assets and 0.25% of average daily net assets over $1 billion. For purposes of calculating these breakpoints, the average daily net assets managed by Principal are aggregated with the average daily net assets of the portions of Thrivent Partner Worldwide Allocation Fund and Thrivent Partner International Stock Fund managed by Principal. These Funds are series of Thrivent Mutual Funds. Principal was paid $1,996,086 in the year ended December 31, 2007, and $1,925,255 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Pyramis an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner All Cap Portfolio. The fee payable is equal to a percentage of the Thrivent Partner All Cap Portfolio’s average daily net assets. The subadvisory fee is equal to 0.60% of average daily net assets up to $100 million, 0.55% of average daily net assets over $100 million but not over $500 million, 0.50% of average daily net assets over $500 million but not over $750 million, and 0.45% of average daily net assets over $750 million. Pyramis was paid $546,322 in the year ended December 31, 2006, $635,599 in the year ended December 31, 2007, and $530,411 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Aberdeen an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Emerging Markets Portfolio. The fee payable is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen; 0.72% of the next $50 of average daily net assets managed by Aberdeen; and 0.68% of all average daily net assets managed by Aberdeen in excess of $100 million. For purposes of calculating these breakpoints, the average daily net assets managed by Aberdeen are aggregated with the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Fund managed by Aberdeen. The Thrivent Partner Worldwide Allocation Fund is a series of Thrivent Mutual Funds. Aberdeen was paid $104,791 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Victory an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Worldwide Allocation Portfolio. The fee payable is equal to 0.95% of the first $25 million of the Portfolio’s average daily net assets managed by Victory; 0.85% of the next $75 of the Portfolio’s average daily net assets managed by Victory; and 0.80% of all of the Portfolio’s average daily net assets managed by Victory in excess of $100 million. For purposes of calculating these breakpoints, the average daily net assets managed by

Victory are aggregated with the average daily net assets of the portion of Thrivent Partner Worldwide Allocation Fund managed by Victory. The Thrivent Partner Worldwide Allocation Fund is a series of Thrivent Mutual Funds. Victory was paid $74,992 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Sectoral an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Healthcare Portfolio. The fee payable is equal to 0.65% of the first $50 million of average daily net asset managed by Sectoral; 0.60% of the next $50 million of average daily net assets managed by Sectoral; 0.40% of the next $150 million of average daily net assets managed by Sectoral; and 0.35% of all of the average daily net assets managed by Sectoral in excess of $250 million. Sectoral was paid $24,571 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays BlackRock an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Natural Resources Portfolio and Thrivent Partner Utilities Portfolio. The fee payable is equal to 0.45% of the first $50 million of average daily net asset managed by BlackRock; 0.425% of the next $50 million of average daily net assets managed by BlackRock; 0.40% of the next $150 million of average daily net assets managed by BlackRock; and 0.375% of all of the average daily net assets managed by BlackRock in excess of $250 million. BlackRock was paid $33,501 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Calvert an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Socially Responsible Stock Portfolio. The fee payable is equal to 0.50% of the first $50 million of average daily net asset managed by Calvert; 0.475% of the next $50 million of average daily net assets managed by Calvert; 0.45% of the next $50 million of average daily net assets managed by Calvert; 0.425% of the next $100 million of average daily net assets managed by Calvert; and 0.40% of all of the average daily net assets managed by Calvert in excess of $250 million. With respect to this Portfolio, Calvert was paid $14,258 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Calvert an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner Socially Responsible Bond Portfolio. The fee payable is equal to 0.40% of the first $50 million of average daily net asset managed by Calvert; 0.375% of the next $50 million of average daily net assets managed by Calvert; 0.35% of the next $50 million of average daily net assets managed by Calvert; 0.325% of the next $100 million of average daily net assets managed by Calvert; and 0.30% of all of the average daily net assets managed by Calvert in excess of $250 million. With respect to this Portfolio, Calvert was paid $18,440 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays Calamos an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner All Cap Growth Portfolio. The fee payable is equal to 0.65% of Thrivent Partner All Cap Growth Portfolio’s average daily net assets managed by Calamos. Calamos was paid $16,581 for its subadvisory services in the year ended December 31, 2008.

Thrivent Financial pays OFI an annual subadvisory fee for the performance of subadvisory services for Thrivent Partner All Cap Value Portfolio. The fee payable is equal to 0.45% of the first $50 million of average daily net asset managed by OFI; 0.40% of the next $200 million of average daily net assets managed by OFI; and 0.35% of all of the average daily net assets managed by OFI in excess of $250 million. OFI was paid $11,621 for its subadvisory services in the year ended December 31, 2008.

Code of Ethics

The Fund, Thrivent Financial and the subadvisers have each adopted a code of ethics pursuant to the requirements of the 1940 Act and the Investment Advisers Act of 1940. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Fund has adopted the proxy voting policies of Thrivent Financial and Thrivent Asset Management, LLC. Those policies and the proxy voting policies of each subadviser (or a description thereof) are included in Appendix A. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-4836. You may also review this information at the Thrivent Financial website (www.thrivent.com) or the SEC website (www.sec.gov).

OTHER SERVICES

Custodian

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the securities held by the Portfolios and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, an independent registered public accounting firm, provides professional services to the Fund, including audits of the Fund’s annual financial statements, assistance and consultation in connection with tax matters, Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

Administration Contract

Thrivent Financial provides administrative personnel and services necessary to operate the Portfolios on a daily basis for a fee equal to 0.03 percent of each Portfolios’ average daily net assets. The total dollar amounts paid to Thrivent Financial for administrative services for the last three fiscal years are as follows:

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Aggressive Allocation Portfolio	$134,274	$129,911	$63,953
Thrivent Moderately Aggressive Allocation Portfolio	495,633	440,969	195,971
Thrivent Moderate Allocation Portfolio	636,878	525,869	240,004
Thrivent Moderately Conservative Allocation Portfolio	238,577	178,608	87,575
Thrivent Technology Portfolio	12,481	16,369	16,731
Thrivent Partner Healthcare Portfolio[1]	1,134	N/A	N/A
Thrivent Partner Natural Resources Portfolio[1]	1,359	N/A	N/A
Thrivent Partner Emerging Markets Portfolio[1]	1,535	N/A	N/A
Thrivent Real Estate Securities Portfolio	92,428	105,507	93,666
Thrivent Partner Utilities Portfolio[1]	874	N/A	N/A
Thrivent Partner Small Cap Growth Portfolio	46,194	41,896	27,392
Thrivent Partner Small Cap Value Portfolio	56,657	54,148	41,865
Thrivent Small Cap Stock Portfolio	110,996	124,849	112,210
Thrivent Small Cap Index Portfolio	85,339	124,623	138,604
Thrivent Mid Cap Growth Portfolio II	10,869	9,770	10,488
Thrivent Mid Cap Growth Portfolio	155,081	201,333	212,066

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Partner Mid Cap Value Portfolio	$35,060	$23,246	$12,175
Thrivent Mid Cap Stock Portfolio	122,669	118,969	90,347
Thrivent Mid Cap Index Portfolio	34,435	48,125	50,158
Thrivent Partner Worldwide Allocation Portfolio[1]	17,133	N/A	N/A
Thrivent Partner International Stock Portfolio	351,007	438,881	352,996
Thrivent Partner Socially Responsible Stock Portfolio[1]	856	N/A	N/A
Thrivent Partner All Cap Growth Portfolio[1]	765	N/A	N/A
Thrivent Partner All Cap Value Portfolio[1]	775	N/A	N/A
Thrivent Partner All Cap Portfolio	26,576	31,955	27,316
Thrivent Large Cap Growth Portfolio II	10,670	10,427	11,512
Thrivent Large Cap Growth Portfolio	563,976	735,724	692,828
Thrivent Partner Growth Stock Portfolio	25,913	36,033	34,360
Thrivent Large Cap Value Portfolio	263,565	270,747	191,987
Thrivent Large Cap Stock Portfolio	244,781	287,867	214,340
Thrivent Large Cap Index Portfolio	144,266	208,003	222,854
Thrivent Equity Income Plus Portfolio[1]	9,379	N/A	N/A
Thrivent Balanced Portfolio	116,750	158,624	180,853
Thrivent High Yield Portfolio	222,191	228,031	252,842
Thrivent Diversified Income Plus Portfolio	31,906	40,327	27,198
Thrivent Partner Socially Responsible Bond Portfolio[1]	1,383	N/A	N/A
Thrivent Income Portfolio	388,442	377,477	294,690
Thrivent Bond Index Portfolio	60,067	67,380	74,955
Thrivent Limited Maturity Bond Portfolio	297,923	239,585	161,241
Thrivent Mortgage Securities Portfolio	12,809	16,121	18,465
Thrivent Money Market Portfolio	227,438	204,943	144,669

[1]	The Portfolio commenced operations on April 30, 2008.

As of January 1, 2009, Thrivent Financial provides both administrative and accounting services to the Portfolios under one contract, an Administrative Services Agreement. Under this Agreement, each Portfolio pays Thrivent Financial an annual fee equal to the sum of $80,000 plus 0.02 percent of the Portfolio’s average daily net assets for both administrative and accounting services.

Accounting Services Agreement

Pursuant to an Accounting Services Agreement (Agreement) between the Fund and Thrivent Financial, Thrivent Financial provides certain accounting and pricing services to the Portfolios. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Portfolios. The payments to Thrivent Financial for the past three fiscal years are shown below.

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Aggressive Allocation Portfolio	$27,996	$27,996	$14,004
Thrivent Moderately Aggressive Allocation Portfolio	53,004	53,004	15,996
Thrivent Moderate Allocation Portfolio	60,996	60,996	15,996
Thrivent Moderately Conservative Allocation Portfolio	32,004	32,004	15,996
Thrivent Technology Portfolio	$18,000	$18,000	$15,996
Thrivent Partner Healthcare Portfolio[1]	15,336	N/A	N/A
Thrivent Partner Natural Resources Portfolio[1]	15,336	N/A	N/A
Thrivent Partner Emerging Markets Portfolio[1]	22,664	N/A	N/A

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Real Estate Securities Portfolio	33,000	33,000	18,000
Thrivent Partner Utilities Portfolio[1]	15,336	N/A	N/A
Thrivent Partner Small Cap Growth Portfolio	24,996	24,996	12,000
Thrivent Partner Small Cap Value Portfolio	26,004	26,004	14,004
Thrivent Small Cap Stock Portfolio	36,996	36,996	24,996
Thrivent Small Cap Index Portfolio	42,000	42,000	42,000
Thrivent Mid Cap Growth Portfolio II	16,992	16,992	12,000
Thrivent Mid Cap Growth Portfolio	54,996	54,996	65,004
Thrivent Partner Mid Cap Value Portfolio	20,004	20,004	14,004
Thrivent Mid Cap Stock Portfolio	32,004	32,004	15,000
Thrivent Mid Cap Index Portfolio	24,996	24,996	20,004
Thrivent Partner Worldwide Allocation Portfolio[1]	30,000	N/A	N/A
Thrivent Partner International Stock Portfolio	92,004	92,004	69,996
Thrivent Partner Socially Responsible Stock Portfolio[1]	15,336	N/A	N/A
Thrivent Partner All Cap Growth Portfolio[1]	15,336	N/A	N/A
Thrivent Partner All Cap Value Portfolio[1]	15,336	N/A	N/A
Thrivent Partner All Cap Portfolio	20,004	20,004	15,996
Thrivent Large Cap Growth Portfolio II	17,004	17,004	14,004
Thrivent Large Cap Growth Portfolio	144,996	144,996	200,004
Thrivent Partner Growth Stock Portfolio	21,000	21,000	18,000
Thrivent Large Cap Value Portfolio	51,000	51,000	45,000
Thrivent Large Cap Stock Portfolio	54,996	54,996	35,004
Thrivent Large Cap Index Portfolio	56,004	56,004	69,996
Thrivent Equity Income Plus Portfolio[1]	10,664	N/A	N/A
Thrivent Balanced Portfolio	54,000	54,000	69,996
Thrivent High Yield Portfolio	68,004	68,004	90,000
Thrivent Diversified Income Plus Portfolio	27,000	27,000	24,996
Thrivent Partner Socially Responsible Bond Portfolio[1]	15,336	N/A	N/A
Thrivent Income Portfolio	80,004	80,004	99,996
Thrivent Bond Index Portfolio	33,996	33,996	35,004
Thrivent Limited Maturity Bond Portfolio	51,000	51,000	35,004
Thrivent Mortgage Securities Portfolio	23,004	23,004	15,996
Thrivent Money Market Portfolio	48,996	48,996	35,004

[1]	The Portfolio commenced operations on April 30, 2008.

As of January 1, 2009, Thrivent Financial provides both accounting and administrative services to the Portfolios under one contract, an Administrative Services Agreement. Under this Agreement, each Portfolio pays Thrivent Financial an annual fee equal to the sum of $80,000 plus 0.02 percent of the Portfolio’s average daily net assets for both accounting and administrative services.

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Portfolios, the Advisory Contract authorizes Thrivent Financial, acting by its own officers, directors or employees or by a subadviser to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Financial and the subadvisers will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Financial and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.

Thrivent Financial and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Financial or a subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Financial or a subadviser.

Certain subadvisers may obtain third-party research from broker-dealers or non-broker dealers by entering into a commission sharing arrangement (a “CSA”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a subadviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third-party research providers for research.

The Fund’s Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.

The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Financial, the subadvisers or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Financial and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.

Affiliated Transactions

Pyramis, GSAM and BlackRock may place trades with certain brokers with which they are under common control, provided they determine that these affiliates’ products, services and costs are comparable to those of nonaffiliated, qualified brokerage firms. Pyramis, GSAM and BlackRock may trade with their affiliated brokers in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.” Pyramis, GSAM and BlackRock also may trade with their affiliated brokers on an execution-only basis.

Brokerage Commissions

During the last three fiscal years, the Portfolios paid the following brokerage fees:

Fund	12/31/2008	12/31/2007	12/31/2006
Thrivent Aggressive Allocation Portfolio	$2,479	$—	$—
Thrivent Moderately Aggressive Allocation Portfolio	14,614	—	—
Thrivent Moderate Allocation Portfolio	22,658	—	—
Thrivent Moderately Conservative Allocation Portfolio	8,213	—	—
Thrivent Technology Portfolio	357,923	225,414	237,781
Thrivent Partner Healthcare Portfolio[1]	9,886	N/A	N/A
Thrivent Partner Natural Resources Portfolio[1,2]	3,617	N/A	N/A
Thrivent Partner Emerging Markets Portfolio[1]	12,825	N/A	N/A
Thrivent Real Estate Securities Portfolio	214,432	369,151	327,508
Thrivent Partner Utilities Portfolio[1,3]	5,038	N/A	N/A
Thrivent Partner Small Cap Growth Portfolio[4]	716,195	326,912	296,726
Thrivent Partner Small Cap Value Portfolio	208,309	157,769	115,325
Thrivent Small Cap Stock Portfolio[5]	2,582,231	1,303,068	917,030
Thrivent Small Cap Index Portfolio	145,436	54,636	112,308
Thrivent Mid Cap Growth Portfolio II	126,968	64,898	137,438
Thrivent Mid Cap Growth Portfolio	1,027,014	1,331,286	2,758,102
Thrivent Partner Mid Cap Value Portfolio[6]	233,848	129,441	53,031
Thrivent Mid Cap Stock Portfolio	2,217,629	1,908,313	1,370,165
Thrivent Mid Cap Index Portfolio	40,623	20,194	24,882
Thrivent Partner Worldwide Allocation Portfolio[1]	204,726	N/A	N/A
Thrivent Partner International Stock Portfolio	2,310,222	3,744,954	1,896,405
Thrivent Partner Socially Responsible Stock Portfolio[1]	6,934	N/A	N/A
Thrivent Partner All Cap Growth Portfolio[1]	5,382	N/A	N/A
Thrivent Partner All Cap Value Portfolio[1]	10,285	N/A	N/A
Thrivent Partner All Cap Portfolio[7]	290,817	158,012	151,970
Thrivent Large Cap Growth Portfolio II	195,553	106,907	113,877
Thrivent Large Cap Growth Portfolio	7,097,366	7,489,284	6,869,560
Thrivent Partner Growth Stock Portfolio	59,580	99,866	97,121
Thrivent Large Cap Value Portfolio	955,750	752,690	615,162
Thrivent Large Cap Stock Portfolio	1,595,063	1,826,207	1,045,571
Thrivent Large Cap Index Portfolio	98,377	83,609	170,557
Thrivent Equity Income Plus Portfolio[1]	100,377	N/A	N/A
Thrivent Balanced Portfolio	56,415	48,889	101,256
Thrivent High Yield Portfolio	17,901	3,016	1,113
Thrivent Diversified Income Plus Portfolio	86,412	198,247	100,967
Thrivent Partner Socially Responsible Bond Portfolio[1]	—	N/A	N/A
Thrivent Income Portfolio	182,633	214,688	59,526
Thrivent Bond Index Portfolio	—	—	—
Thrivent Limited Maturity Bond Portfolio	166,119	85,857	8,564
Thrivent Mortgage Securities Portfolio	2,820	1,743	201
Thrivent Money Market Portfolio	—	—	—

[1]	The Portfolio commenced operations on April 30, 2008.
[2]	The aggregate amount paid to affiliated brokerage firms by Thrivent Partner Natural Resources Portfolio was $14 in 2008.
[3]	The aggregate amount paid to affiliated brokerage firms by Thrivent Partner Utilities Portfolio was $588 in 2008.
[4]	The increase in brokerage commissions for the fiscal year ended December 31, 2008 reflects the termination of an investment subadviser, which was effective May 2008.
[5]	The increase in brokerage commissions for the fiscal year ended December 31, 2008 reflects a portfolio manager change, which was effective June 2007.
[6]	The aggregate amount paid to affiliated brokerage firms by Thrivent Partner Mid Cap Value Portfolio was $3,935 in 2008, $13,234 in 2007, and $4,933 in 2006.
[7]	The aggregate amount paid to affiliated brokerage firms by Thrivent Partner All Cap Portfolio was $409 in 2008, $752 in 2007, and $1,263 in 2006.

The following table below indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year ended December 31, 2008. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

Fund Name	Commissions	Aggregate Transactions
Thrivent Aggressive Allocation Portfolio	$2,479	$2,479
Thrivent Moderately Aggressive Allocation Portfolio	14,614	14,614
Thrivent Moderate Allocation Portfolio	22,658	22,658
Thrivent Moderately Conservative Allocation Portfolio	8,213	8,213
Thrivent Technology Portfolio	303,354	163,215,071
Thrivent Partner Healthcare Portfolio[1]	5,973	3,984,020
Thrivent Partner Natural Resources Portfolio[1]	3,356	7,924,339
Thrivent Partner Emerging Markets Portfolio[1]	6,728	2,369,712
Thrivent Real Estate Securities Portfolio	165,713	173,349,086
Thrivent Partner Utilities Portfolio[1]	4,914	7,021,447
Thrivent Partner Small Cap Growth Portfolio	319,152	242,083,084
Thrivent Partner Small Cap Value Portfolio	72,642	32,964,262
Thrivent Small Cap Stock Portfolio	2,266,512	1,702,338,193
Thrivent Small Cap Index Portfolio	93,918	69,495,191
Thrivent Mid Cap Growth Portfolio II	105,814	93,543,425
Thrivent Mid Cap Growth Portfolio	808,413	603,793,671
Thrivent Partner Mid Cap Value Portfolio	116,553	85,540,838
Thrivent Mid Cap Stock Portfolio	1,984,565	1,774,605,700
Thrivent Mid Cap Index Portfolio	25,122	24,145,083
Thrivent Partner Worldwide Allocation Portfolio[1]	190,485	155,375,723
Thrivent Partner International Stock Portfolio	2,187,632	1,436,472,026
Thrivent Partner Socially Responsible Stock Portfolio[1]	6,696	6,724,982
Thrivent Partner All Cap Growth Portfolio[1]	1,025	1,245,931
Thrivent Partner All Cap Value Portfolio[1]	9,302	13,532,730
Thrivent Partner All Cap Portfolio	290,817	462,387,812
Thrivent Large Cap Growth Portfolio II	180,933	195,213,287
Thrivent Large Cap Growth Portfolio	6,541,367	6,071,662,279
Thrivent Partner Growth Stock Portfolio	24,500	28,098,259
Thrivent Large Cap Value Portfolio	836,397	822,515,279
Thrivent Large Cap Stock Portfolio	1,449,204	1,539,113,720
Thrivent Large Cap Index Portfolio	56,406	77,389,805
Thrivent Equity income Plus Portfolio[1]	97,370	97,298,208
Thrivent Balanced Portfolio	34,311	51,821,929
Thrivent High Yield Portfolio	1,020	1,020
Thrivent Diversified Income Plus Portfolio	79,149	83,556,335
Thrivent Partner Socially Responsible Bond Portfolio[1]	—	—
Thrivent Income Portfolio	180,638	53,797,410
Thrivent Bond Index Portfolio	—	—
Thrivent Limited Maturity Bond Portfolio	165,699	65,314,964
Thrivent Mortgage Securities Portfolio	2,820	1,469,294
Thrivent Money Market Portfolio	—	—

[1]	The Portfolio commenced operations on April 30, 2008.

Portfolio Turnover Rate

The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent Financial or a subadviser deems changes in a Portfolio’s assets appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short-term trading profits, a Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio’s investment objective. A higher degree of equity trading activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:

Portfolio	12/31/08	12/31/07	12/31/06
Thrivent Aggressive Allocation Portfolio	30%	16%	8%
Thrivent Moderately Aggressive Allocation Portfolio	27%	18%	14%
Thrivent Moderate Allocation Portfolio	22%	18%	19%
Thrivent Moderately Conservative Allocation Portfolio	21%	13%	19%
Thrivent Technology Portfolio	269%	147%	133%
Thrivent Partner Healthcare Portfolio[1]	40%	N/A	N/A
Thrivent Partner Natural Resources Portfolio[1]	1%	N/A	N/A
Thrivent Partner Emerging Markets Portfolio[1]	25%	N/A	N/A
Thrivent Real Estate Securities Portfolio	45%	71%	69%
Thrivent Partner Utilities Portfolio[1]	22%	N/A	N/A
Thrivent Partner Small Cap Growth Portfolio	199%	98%	113%
Thrivent Partner Small Cap Value Portfolio	31%	29%	25%
Thrivent Small Cap Stock Portfolio	286%	126%	94%
Thrivent Small Cap Index Portfolio	31%	16%	14%
Thrivent Mid Cap Growth Portfolio II	104%	81%	147%
Thrivent Mid Cap Growth Portfolio	82%	80%	149%
Thrivent Partner Mid Cap Value Portfolio	97%	85%	57%
Thrivent Mid Cap Stock Portfolio	234%	215%	184%
Thrivent Mid Cap Index Portfolio	24%	20%	11%
Thrivent Partner Worldwide Allocation Portfolio[1]	49%	N/A	N/A
Thrivent Partner International Stock Portfolio	70%	113%	50%
Thrivent Partner Socially Responsible Stock Portfolio[1]	32%	N/A	N/A
Thrivent Partner All Cap Growth Portfolio[1]	62%	N/A	N/A
Thrivent Partner All Cap Value Portfolio[1]	168%	N/A	N/A
Thrivent Partner All Cap Portfolio	260%	169%	162%
Thrivent Large Cap Growth Portfolio II	149%	156%	132%
Thrivent Large Cap Growth Portfolio	177%	163%	141%
Thrivent Partner Growth Stock Portfolio	44%	55%	39%
Thrivent Large Cap Value Portfolio	53%	37%	43%
Thrivent Large Cap Stock Portfolio	100%	114%	77%
Thrivent Large Cap Index Portfolio	8%	5%	7%
Thrivent Equity Income Plus Portfolio[1]	74%	N/A	N/A
Thrivent Balanced Portfolio	133%	121%	127%
Thrivent High Yield Portfolio	50%	69%	66%
Thrivent Diversified Income Plus Portfolio	115%	168%	170%
Thrivent Partner Socially Responsible Bond Portfolio[1]	60%	N/A	N/A
Thrivent Income Portfolio	160%	228%	303%
Thrivent Bond Index Portfolio	346%	331%	352%
Thrivent Limited Maturity Bond Portfolio	121%	128%	137%
Thrivent Mortgage Securities Portfolio	721%	731%	740%
Thrivent Money Market Portfolio	N/A	N/A	N/A

[1]	The Portfolio commenced operations on April 30, 2008.

CAPITAL STOCK

The total number of shares of capital stock which the Fund has authority to issue is 10,000,000,000 shares of the par value of .01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board of Directors.

Class	Number of Shares
Thrivent Aggressive Allocation Portfolio	300,000,000
Thrivent Moderately Aggressive Allocation Portfolio	350,000,000
Thrivent Moderate Allocation Portfolio	350,000,000
Thrivent Moderately Conservative Allocation Portfolio	300,000,000
Thrivent Technology Portfolio	100,000,000
Thrivent Partner Healthcare Portfolio	200,000,000
Thrivent Partner Natural Resources Portfolio	200,000,000
Thrivent Partner Emerging Markets Portfolio	200,000,000
Thrivent Real Estate Securities Portfolio	200,000,000
Thrivent Partner Utilities Portfolio	200,000,000
Thrivent Partner Small Cap Growth Portfolio	200,000,000
Thrivent Partner Small Cap Value Portfolio	200,000,000
Thrivent Small Cap Stock Portfolio	200,000,000
Thrivent Small Cap Index Portfolio	200,000,000
Thrivent Mid Cap Growth Portfolio II	200,000,000
Thrivent Mid Cap Growth Portfolio	200,000,000
Thrivent Partner Mid Cap Value Portfolio	200,000,000
Thrivent Mid Cap Stock Portfolio	200,000,000
Thrivent Mid Cap Index Portfolio	200,000,000
Thrivent Partner Worldwide Allocation Portfolio	200,000,000
Thrivent Partner International Stock Portfolio	250,000,000
Thrivent Partner Socially Responsible Stock Portfolio	200,000,000
Thrivent Partner All Cap Growth Portfolio	200,000,000
Thrivent Partner All Cap Value Portfolio	200,000,000
Thrivent Partner All Cap Portfolio	200,000,000
Thrivent Large Cap Growth Portfolio II	200,000,000
Thrivent Large Cap Growth Portfolio	300,000,000
Thrivent Partner Growth Stock Portfolio	200,000,000
Thrivent Large Cap Value Portfolio	200,000,000
Thrivent Large Cap Stock Portfolio	250,000,000
Thrivent Large Cap Index Portfolio	200,000,000
Thrivent Equity Income Plus Portfolio	200,000,000
Thrivent Balanced Portfolio	200,000,000
Thrivent High Yield Portfolio	300,000,000
Thrivent Diversified Income Plus Portfolio	200,000,000
Thrivent Partner Socially Responsible Bond Portfolio	200,000,000
Thrivent Income Portfolio	300,000,000
Thrivent Bond Index Portfolio	200,000,000
Thrivent Limited Maturity Bond Portfolio	200,000,000
Thrivent Mortgage Securities Portfolio	200,000,000
Thrivent Money Market Portfolio	1,200,000,000

Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors. In addition, and subject to any applicable statutory requirements, the Board of Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.

The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder’s name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the 1940 Act shares will be voted by individual class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the 1940 Act) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.

The shares, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares relate. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to the Portfolios.

Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.

NET ASSET VALUE

(All Portfolios Except the Thrivent Money Market Portfolio).

The net asset value per share is determined at the close of each day the New York Stock Exchange (the “NYSE”) is open, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the 1940 Act.

Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.

The market value of each Portfolio’s securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:

•

Equity securities traded on the NYSE or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at prices within the range of the current bid and asked prices considered best to represent value in the circumstances.

•

Equity securities not traded on a national securities exchange are valued at prices within the range of the current bid and asked prices considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

•

Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Financial may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

•

Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

Short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values. If during such periods events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

NET ASSET VALUE

(Thrivent Money Market Portfolio)

Securities held by the Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Thrivent Money Market Portfolio would receive if it sold the security.

The Thrivent Money Market Portfolio anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of 1.00 per share and the Thrivent Money Market Portfolio will use its best efforts to do so. However, such maintenance at 1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Thrivent Money Market Portfolio and the Thrivent Money Market Portfolio is compelled to sell such securities at a time when the prices that it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Thrivent Money Market Portfolio should have negative net income.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1)	The Directors must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) from the Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Directors deem appropriate and reasonable in light of current market conditions, and the Directors must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)	In the event such deviation from the Thrivent Money Market Portfolio’s net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Directors must promptly consider what action should be initiated by them, and when the Directors believe the extent of any deviation from the Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Directors);

(3)	The Thrivent Money Market Portfolio may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4)	The Thrivent Money Market Portfolio must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Directors determine present minimal credit risks and which are “eligible securities” as defined in Rule 2a-7; and

(5)	The Thrivent Money Market Portfolio must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which the Thrivent Money Market Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term “Eligible Security” is limited to any security that:

(1)	(a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO”) or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

(2)

is unrated but is of comparable quality to a rated security as described in (1), above, and that at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO’s three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of the Thrivent Money Market Portfolio’s total assets will consist of government securities and “first tier” eligible securities as defined in Rule 2a-7 under the 1940 Act, with the balance of the Thrivent Money Market Portfolio’s assets invested in “second tier” eligible securities as defined in Rule 2a-7. For this purpose, “second tier” eligible securities generally are those that have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. The Thrivent Money Market Portfolio may not invest more than the greater of 1% of its total assets or 1 million in “second tier” eligible securities of any single issuer.

TAX STATUS

The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:

•	derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

•	invest in securities within certain statutory limits; and

•	distribute at least 90% of its ordinary income to shareholders.

It is each Portfolio’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

DISTRIBUTIONS

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

Dividends

Dividends are declared and paid as follows:

—declared daily and paid daily	Thrivent High Yield Portfolio
Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio

—declared daily and paid monthly	Thrivent Money Market Portfolio

—declared and paid at least annually	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Portfolio
Thrivent Partner Healthcare Portfolio
Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Partner Utilities Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Portfolio
Thrivent Balanced Portfolio
Thrivent Diversified Income Plus Portfolio

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

Capital Gains

While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Financial or the subadviser believes it to be advisable. Such changes may result in the realization of capital gains. Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will be declared and paid at least annually and in compliance with applicable regulations.

Contract owners should review the documents pertaining to their variable contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59 1/2.

DESCRIPTION OF DEBT RATINGS

Ratings by Moody’s

Moody’s Investors Service, Inc. describes grades of corporate debt securities and “Prime-1” and “Prime-2” commercial paper as follows:

Bonds:

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return of funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•

Well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Ratings by Standard & Poor’s

Standard & Poor’s Corporation describes grades of corporate debt securities and “A” commercial paper as follows:

Bonds:

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A	Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB	Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B	Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC	Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	The rating CC typically is currently highly vulnerable to nonpayment.

C	The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D	Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper:

Commercial paper rated A by Standard & Poor’s Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is “A” or better (however, in some cases a “BBB” long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer’s industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AND FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements in the Annual Report of the Fund for the year ended December 31, 2008 is a separate report furnished with this SAI and is incorporated herein by reference.

Appendix A

THRIVENT FINANCIAL FOR LUTHERANS and

THRIVENT ASSET MANAGEMENT, LLC

PROXY VOTING PROCESS AND POLICIES SUMMARY

•	RESPONSIBILITY TO VOTE PROXIES

Overview.   Thrivent Financial for Lutherans and Thrivent Asset Management, LLC (“Thrivent Financial”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent Financial has adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations.  It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Thrivent Financial votes proxies, where possible to do so, in a manner consistent with its fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations.  One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and Thrivent Financial reserves the right to vote contrary to management when it believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

•	ADMINISTRATION OF POLICIES AND PROCEDURES

Thrivent Financial’s Brokerage Commission Committee (“Brokerage Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. Annually, the Brokerage Committee reviews the proxy voting policies and procedures. As discussed below, Thrivent Financial portfolio management may, with the approval of the Brokerage Committee, vote proxies other than in accordance with the proxy voting policies and procedures.

•	HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, Thrivent Financial has retained Glass Lewis & Co. (“Glass Lewis”), an expert in the proxy voting and corporate governance area. Glass Lewis specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Brokerage Committee relies upon Glass Lewis research in helping to establish Thrivent Financial’s proxy voting guidelines, Thrivent Financial may deviate from Glass Lewis recommendations on general policy issues or specific proxy proposals.

Summary of Thrivent Financial’s Voting Policies

Voting guidelines have been adopted by the Brokerage Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals. The voting guidelines are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition Issues — Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

Executive and Director Compensation — Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors — Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues — Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

Social, Environmental and Corporate Responsibility Issues — In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management’s assessment, and generally votes with company management.

Meeting Notification

Thrivent Financial utilizes Glass Lewis’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes on behalf of our clients. Glass Lewis tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, Glass Lewis procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily in Glass Lewis’ web-based application. Glass Lewis is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

Glass Lewis provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers, executive officers, and directors (or persons holding equivalent positions) of Thrivent Financial and its affiliates may on any particular proxy vote request to diverge from Policies and Procedures. In such cases, the person requesting to diverge from the Policies and Procedures is required to document in writing the rationale for their vote and submit all written documentation to the Brokerage Committee for review and approval. In determining whether to approve any particular request, the Brokerage Committee will determine that the request is not influenced by any conflict of interest and is in the best interests of its clients.

Monitoring and Resolving Conflicts of Interest

The Brokerage Committee is responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since the voting guidelines are pre-determined by the Brokerage Committee using recommendations from Glass Lewis.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations gathers the documentation with respect to the portfolio manager’s voting rationale and brings it to the Brokerage Committee for review for possible conflicts of interest. The Brokerage Committee assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company’s proxy.

•	REPORTING AND RECORD RETENTION

Proxy statements and solicitation materials received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by Glass Lewis in its capacity as voting agent and are available upon request. Thrivent Financial retains documentation on shares voted differently than the Thrivent Financial voting guidelines, and any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines and the Brokerage Committee meeting materials. In addition, all SEC filings with regard to proxy voting, such as Form N-PX, will be kept. All proxy voting materials and supporting documentation are retained for five years.

Glass Lewis provides Vote Summary Reports for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Information on how each Thrivent Fund voted proxies during the most recent 12-month period ending June 30 is available at the Thrivent Financial web site or the SEC web site.

Aberdeen U.S. Registered Advisers

Proxy Voting Policies and Procedures

As of September 09, 2008

The following are proxy voting policies and procedures (“Policies and Procedures”) adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”), that are subsidiaries of Aberdeen Asset Management PLC (“AAM”); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, (“Aberdeen US”), Aberdeen Asset Management Asia Limited, a Singapore Corporation (“Aberdeen Singapore”), Aberdeen Asset Management Limited, an Australian Corporation (“Aberdeen AU”), and Aberdeen Asset Management Investment Services Limited, a UK Corporation (“AAMISL”), (collectively referred to herein as “Aberdeen Advisers” and each an “Aberdeen Adviser”) (collectively with AAM, “Aberdeen”). These Policies and Procedures address proxy voting considerations under U.S. law and regulation and under Canadian securities laws. These Policies and Procedures do not address the laws or requirements of other jurisdictions.

Each of the Aberdeen Advisers provides advisory resources to certain U.S. clients, including substantive advice on voting proxies for certain equity securities. These Policies and Procedures are adopted to ensure compliance by the Aberdeen Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) (“Funds” and each a “Fund”), and other U.S. residents as well as non-U.S. registered funds or clients. Each Aberdeen Adviser follows these Policies and Procedures for each of its respective U.S. clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies or to vote in accordance with the client’s proxy voting policies and procedures. Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their respective Boards of Directors or Trustees. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located. Aberdeen US, Aberdeen Singapore and Aberdeen AU will provide proxy voting services to Canadian investment funds in accordance with National Instrument 81-106 — Investment Fund Continuous Disclosure.

I.	Definitions

A.	“Best interest of clients”. Clients’ best economic interests over the long term that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

B.	“Material conflict of interest”. Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.

II.	General Voting Policies

A.

Client’s Best Interest. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

B.	Shareholder Activism. Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

C.	Case-by-Case Basis. These Policies and Procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

D.	Individualized. These Policies and Procedures are tailored to suit Aberdeen’s advisory business and the types of securities portfolios Aberdeen Advisers manage. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen Advisers may vote the same securities differently depending upon clients’ directions.

E.	Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below to resolve such conflict.

F.	Limitations. The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

1.	No Responsibility. Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote. Under such circumstances, the clients’ custodians are instructed to mail proxy material directly to such clients or the clients’ designees.

2.	Limited Value. An Aberdeen Adviser may abstain from voting a client proxy if the Aberdeen Adviser determines that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

3.	Unjustifiable Costs. An Aberdeen Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

4.	Securities Lending Arrangements. If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

5.	Share Blocking. Certain jurisdictions may impose share blocking restrictions at various times which may prevent Aberdeen from exercising its voting authority.

6.	Special Considerations. Aberdeen’s responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, the Aberdeen Adviser may follow the client’s direction or may request that the client vote the proxy directly.

G.	Sources of Information. The Aberdeen Advisers may conduct research internally and/or use the resources of an independent research consultant. The Aberdeen Advisers may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

H.	Subadvisers. To the extent that an Aberdeen Adviser may rely on subadvisers, whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser may delegate responsibility for voting proxies to the subadviser. However, such subadvisers will be required either to follow these Policies and Procedures or to demonstrate that their proxy voting policies and procedures are consistent with these Policies and Procedures or otherwise implemented in the best interests of the Aberdeen Advisers’ clients.

I.	Availability of Policies and Procedures. Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

J.	Disclosure of Vote. As disclosed in Part II of each Aberdeen Adviser’s Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser. Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III.	Specific Voting Policies

A.	General Philosophy.

•	Support existing management on votes on the financial statements of a company and the election of the Board of Directors;

•	Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

•	Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

B.	Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

C.	Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

D.	Contested Elections. Aberdeen Advisers vote on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. Aberdeen Advisers also consider the independence of board and key committee members and the corporate governance practices of the company.

E.	Executive compensation proposals. Aberdeen Advisers consider such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F.	Shareholder Proposals. Aberdeen Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company’s corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV.	Proxy Voting Procedures

This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

A.	Obtain Proxy. Registered owners of record, e.g., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant Aberdeen Adviser’s designated proxy administrator (“PA”). Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge. Each proxy received is matched to the securities to be voted.

B.	Material Conflicts of Interest.

1.	Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Portfolio managers and research analysts (“Analysts”) and senior management of each Aberdeen Adviser have an affirmative duty to disclose any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote. Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

2.	When a material conflict of interest between an Aberdeen Adviser’s interests and its clients’ interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

C.	Analysts. The proxy administration process is carried out by the Global Voting Team based in Scotland (“PA-UK)”. The PA-UK ensures that each proxy statement is directed to the appropriate Analyst. If a third party recommendation service has been retained, the PA-UK will forward the proxy statement to the Analyst with the recommendation highlighted. The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA-UK . The Analyst may consult with the PA-UK as necessary. If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation. If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

D.	Vote. The following describes the breakdown of responsibilities between the designated PA and the Corporate Governance Group (“CGG”) of each Aberdeen Adviser in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

The US Fund Administration group (“PA-US”), and the PA-UK, are responsible for ensuring that votes for Aberdeen Advisers’ clients are cast and cast in accordance with these Policies and Procedures. The PA-US is primarily responsible for administering proxy votes for the-Funds which are advised or sub-advised by the Aberdeen Advisers, the US closed-end Funds for which Aberdeen Singapore is the Manager, and the Canadian investment funds.

Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst whether located in Aberdeen US, Aberdeen UK, Aberdeen AU or Aberdeen Singapore.

In the event that a material conflict of interest is identified by any Analyst, whether in Aberdeen US, Aberdeen UK, Aberdeen AU, Aberdeen Singapore, or AAMISL, decisions on how to vote will be referred to the Corporate Governance Group (“CGG”). The CGG includes the Chief Investment Officer, the head of the Socially Responsible Research, and representatives from Aberdeen US, Aberdeen UK, Aberdeen AU, AAMISL and Aberdeen Singapore’s portfolio management teams,. The CGG meets as needed to consider material conflicts of interest or any other items raising unique issues. If the CGG determines that there is no material conflict of interest, the vote recommendation will be forwarded to the appropriate proxy administrator, either the PA-US or PA-UK. If a material conflict of interest is identified, the CGG will follow the conflict of interest procedures set forth in Section IV.B.2., above.

The Aberdeen Advisers have engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically. Custodians for certain clients provide the PA-US with access to ProxyEdge. PA-UK helps facilitate and coordinate proxy voting for certain U.S. clients of the Aberdeen Advisers. Aberdeen UK has engaged Institutional Shareholder Services (“ISS”), a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting. In the absence of any material conflict of interest, the Aberdeen Advisers may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in Section IV.C., above. For clients on the ISS system, votes are automatically entered in accordance with ISS recommendations unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, the Aberdeen Advisers will follow the procedures outlined in Section IV.B.2, above.

E.	Review. PA-UK are responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V.	Documentation, Recordkeeping and Reporting Requirements

A.	Documentation.

The Aberdeen US Chief Compliance Officer is responsible for implementing and updating these Policies and Procedures;

The PA-UK and PA-US are responsible for:

1.	Overseeing the proxy voting process;

2.	Consulting with portfolio managers/analysts for the relevant portfolio security; and

3.	Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

B.	Record Keeping.

1.	Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted. As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account will be maintained by either ISS and Proxy Edge, depending on the client account.

A US Fund’s proxy voting record must be filed with the SEC on Form N-PX. Form N-PX must be completed and signed in the manner required, containing a fund’s proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004). If an Aberdeen

Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly. Aberdeen Advisers shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients’ votes promptly upon request. Aberdeen Advisers, ISS and Proxy Edge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

2.	As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser’s written response to any (written or oral) client request for such records.

3.	Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

C.	Reporting. The Aberdeen Advisers will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV. Upon receipt of a client’s request for more information, the Aberdeen Advisers will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client’s stated requirements, how the client’s proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures. Such periodic reports, other than those required for Funds, will not be made available to third parties absent the express written request of the client. However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

For Canadian investment funds, Aberdeen US, Aberdeen AU and Aberdeen Singapore will assist in preparing annual proxy voting records for the period ending June 30 of each year and will post an annual proxy voting record on each Canadian investment fund’s website no later than August 31 of each year. Upon receipt of a client or securityholder’s request, Aberdeen US, Aberdeen AU or Aberdeen Singapore will make available a copy of these Policies and Procedures and the Canadian investment fund’s proxy voting record, without charge, to any client or securityholder upon a request made by the client or securityholder after August 31.

D.	Review of Policies and Procedures. These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers. Any questions regarding the Policies and Procedures should be directed to the Compliance Department of the respective Aberdeen Adviser.

Proxy Voting Policies and Procedures

For BlackRock Advisors, LLC

And Its Affiliated SEC Registered Investment Advisers

September 30, 2006

Proxy Voting Policies and Procedures

These Proxy Voting Policies and Procedures (“Policy”) for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers1 (“BlackRock”) reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the “Advisers Act”) to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock’s clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.2 Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock’s authority to manage, acquire and dispose of account assets.

When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client’s agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client’s behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client’s best interests,3 whether or not the client’s proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 (“ERISA”).4 When voting proxies for client accounts (including investment companies), BlackRock’s primary objective is to make voting decisions solely in the best interests of clients and ERISA clients’ plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.5 It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock’s interest and those of BlackRock’s clients are properly addressed and resolved.

Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients’ proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

[1]	The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.
[2]

In certain situations, a client may direct BlackRock to vote in accordance with the client’s proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

[3]

Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

[4]	DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2
[5]

Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Committee”), addresses proxy voting issues on behalf of BlackRock and its clients.6 The Committee is comprised of senior members of BlackRock’s Portfolio Management Group and advised by BlackRock’s Legal and Compliance Department.

I. Scope of Committee Responsibilities

The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.7

The Committee shall establish BlackRock’s proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a “right” way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues — such as approval of mergers and other significant corporate transactions — require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).8

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock’s clients, on how best to maximize economic value in respect of a particular investment.

[6]

Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

[7]	The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.
[8]

The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.9 All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee’s determinations and records shall be treated as proprietary, nonpublic and confidential.

The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee’s attention and that the Committee’s proxy voting decisions are appropriately disseminated and implemented.

To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services (“ISS”) in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II. Special Circumstances

Routine Consents. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as “proxies” subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client’s determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client’s best interest and requests that the security be recalled.

Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock’s

[9]

The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner’s ability to exercise votes, (iii) requirements to vote proxies in person, (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a “best-efforts” basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer’s shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

Securities Sold After Record Date. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a “BlackRock Affiliate”), or a money management or other client of BlackRock (a “BlackRock Client”).10 In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

•

The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock’s clients; and

•

if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client’s best interest notwithstanding the conflict.

III. Voting Guidelines

The Committee has determined that it is appropriate and in the best interests of BlackRock’s clients to adopt the following voting guidelines, which represent the Committee’s usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A. Boards of Directors

These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a

[10]	Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.

company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee’s history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

#	VOTE and DESCRIPTION
A.1

FOR nominees for director of United States companies in uncontested elections, except for nominees who

•      have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business

•      voted to implement or renew a “dead-hand” poison pill

•      ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•      failed to act on takeover offers where the majority of the shareholders have tendered their shares

•      are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•      on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance

•      sit on more than six boards of public companies

A.2	FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees’ poor records of representing shareholder interests, on a case-by-case basis

A.3	FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.4	AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards

A.5	AGAINST proposals supporting cumulative voting

A.6	FOR proposals eliminating cumulative voting

A.7	FOR proposals supporting confidential voting

A.8	FOR proposals seeking election of supervisory board members

A.9	AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10	AGAINST shareholder proposals for term limits for directors

A.11	FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older

A.12	AGAINST shareholder proposals requiring directors to own a minimum amount of company stock

#	VOTE and DESCRIPTION
A.13	FOR proposals requiring a majority of independent directors on a Board of Directors

A.14	FOR proposals to allow a Board of Directors to delegate powers to a committee or committees

A.15	FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors

A.16	AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17	FOR proposals to elect account inspectors

A.18	FOR proposals to fix the membership of a Board of Directors at a specified size

A.19	FOR proposals permitting shareholder ability to nominate directors directly

A.20	AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21	FOR proposals permitting shareholder ability to remove directors directly

A.22	AGAINST proposals to eliminate shareholder ability to remove directors directly

B. Auditors

These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

The Committee’s general policy is to vote:

B.1

FOR approval of independent auditors, except for

•      auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent

•      auditors who have rendered an opinion to any company which in the Committee’s opinion is either not consistent with best accounting practices or not indicative of the company’s financial situation

•      on a case-by-case basis, auditors who in the Committee’s opinion provide a significant amount of non-audit services to the company

B.2	FOR proposals seeking authorization to fix the remuneration of auditors

B.3	FOR approving internal statutory auditors

B.4	FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C. Compensation and Benefits

These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation’s board of directors, rather than shareholders. Proposals to “micro-manage” a company’s compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

The Committee’s general policy is to vote:

C.1	IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company’s plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2	FOR proposals to eliminate retirement benefits for outside directors

C.3	AGAINST proposals to establish retirement benefits for outside directors

C.4	FOR proposals approving the remuneration of directors or of supervisory board members

C.5	AGAINST proposals to reprice stock options

C.6	FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.

C.7	FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8	AGAINST proposals seeking to pay outside directors only in stock

C.9	FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits

C.10	AGAINST proposals to ban all future stock or stock option grants to executives

C.11	AGAINST option plans or grants that apply to directors or employees of “related companies” without adequate disclosure of the corporate relationship and justification of the option policy

C.12	FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D. Capital Structure

These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

The Committee’s general policy is to vote:

D.1	AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company’s total outstanding capital

D.2	FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3	FOR management proposals approving share repurchase programs

D.4	FOR management proposals to split a company’s stock

D.5	FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

D.6	FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E. Corporate Charter and By-Laws

These proposals relate to various requests for approval of amendments to a corporation’s charter or by-laws, principally for the purpose of adopting or redeeming “poison pills”. As a general matter, the Committee opposes poison pill provisions.

The Committee’s general policy is to vote:

E.1	AGAINST proposals seeking to adopt a poison pill

E.2	FOR proposals seeking to redeem a poison pill

E.3	FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4	FOR management proposals to change the company’s name

F. Corporate Meetings

These are routine proposals relating to various requests regarding the formalities of corporate meetings.

The Committee’s general policy is to vote:

F.1	AGAINST proposals that seek authority to act on “any other business that may arise”

F.2	FOR proposals designating two shareholders to keep minutes of the meeting

F.3	FOR proposals concerning accepting or approving financial statements and statutory reports

F.4	FOR proposals approving the discharge of management and the supervisory board

F.5	FOR proposals approving the allocation of income and the dividend

F.6	FOR proposals seeking authorization to file required documents/other formalities

F.7	FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8	FOR proposals appointing inspectors of elections

F.9	FOR proposals electing a chair of the meeting

F.10	FOR proposals to permit “virtual” shareholder meetings over the Internet

F.11	AGAINST proposals to require rotating sites for shareholder meetings

G. Investment Companies

These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

The Committee’s general policy is to vote:

G.1

FOR nominees for director of mutual funds in uncontested elections, except for nominees who

•      have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business

•      ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

•      are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors

•      on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2	FOR the establishment of new series or classes of shares

G.3	AGAINST proposals to change a fund’s investment objective to nonfundamental

G.4	FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote

G.5	AGAINST a shareholder proposal for the establishment of a director ownership requirement

G.6	FOR classified boards of closed-end investment companies

H. Environmental and Social Issues

These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

The Committee’s general policy is to vote:

H.1	AGAINST proposals seeking to have companies adopt international codes of conduct

H.2

AGAINST proposals seeking to have companies provide non-required reports on:

•      environmental liabilities;

•      bank lending policies;

•      corporate political contributions or activities;

•      alcohol advertising and efforts to discourage drinking by minors;

•      costs and risk of doing business in any individual country;

•      involvement in nuclear defense systems

H.3	AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

H.4	AGAINST proposals seeking implementation of the CERES principles

Notice to Clients

BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.11 BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients’ interests or as may be necessary to effect such votes or as may be required by law.

BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client’s proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

[11]

Such request may be made to the client’s portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

PROXY VOTING GUIDELINES SUMMARIES

CALAMOS ADVISORS LLC SUMMARY OF PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to Calamos Advisors LLC (“Calamos”) for the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best economic interests. Calamos has adopted its own Proxy Voting Policies and Procedures (“Policies”). These Policies, address among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of Calamos and its affiliates.

I. Summary of Proxy Voting Guidelines

Calamos has delegated its administrative duties with respect to analysis and voting proxies to the Proxy Group of its Risk Management Group within the Portfolio Management Department (the “Proxy Group”) and to its Corporate Actions Group within the Portfolio Management Department (“Corporate Actions”). The Proxy Group’s duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including the Fund) that has delegated proxy voting administrative responsibility to Calamos. Unless otherwise directed by the client, the Proxy Group seeks to vote all proxies in the best interests of the client in terms of the perceived effect of the vote on the value of the client’s investment.

In general, if Calamos believes that a company’s management and board have interests sufficiently aligned with our client’s interest, Calamos will vote in favor of board-approved proposals. More specifically, Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos will examine board member elections on a case-by-case basis, Calamos will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

One of the primary factors Calamos considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Calamos considers in determining how proxies should be voted. However, Calamos does not consider recommendations from management to be determinative of Calamos ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Calamos will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Calamos has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its clients, Calamos reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Calamos may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the client. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Calamos anticipate all future situations. Corporate governance issues are diverse and continually evolving and Calamos devotes significant time and resources to monitor these changes.

The following guidelines reflect what Calamos believes to be good corporate governance and behavior:

Corporate Governance and Structure:

•	Board of Directors/Trustees: The election of directors and an independent board are vital to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Calamos seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos will examine board member elections on a case-by-case basis, Calamos generally supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. For all other votes regarding boards of directors, Calamos will vote on a case-by-case basis.

•

Ratification of Auditors: In light of several high profile accounting scandals, Calamos will closely scrutinize the role and performance of auditors. On a case-by-case basis, Calamos will examine proposals relating to non-audit relationships and non-audit fees. Calamos will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

•

Merger, Acquisitions, Reincorporation and Other Transactions: Companies ask their shareholders to vote on an enormous variety of different types of transactions, including mergers, acquisitions, reincorporations and reorganizations involving business combinations, liquidations and the sale of all or substantially all of a company’s assets. Voting on such proposals involves considerations unique to each transaction. Therefore, Calamos will vote on proposals to effect these types of transactions on a case-by-case basis.

•

Anti-Take Over Measures and Shareholder Voting Rights: Calamos generally opposes antitakeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Calamos conducts an independent review of each anti-takeover proposal. On occasion, Calamos may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Calamos generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Calamos will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Calamos will generally vote against any proposal to issue stock that has unequal or subordinate voting rights.

•

Capital Structure: Calamos realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Calamos will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Calamos will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Calamos will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Calamos will review proposals seeking preemptive rights on a case-by-case basis.

•

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the Proxy Group to determine whether they would be beneficial to shareholders. Calamos will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

•

Social and Corporate Policy Issues: As a fiduciary, Calamos is primarily concerned about the financial interests of its client. Calamos will generally give management discretion with regard to social, environmental and ethical issues although Calamos may vote in favor of those issues that are believed to have significant economic benefits or implications.

Securities Lending:

Certain accounts may participate in securities lending programs with various counterparties. If the Fund participates in a securities lending program, the Proxy Group may attempt to recall the portfolio securities and vote proxies relating to such securities under certain circumstances. For example, if the Proxy Group determines that the votes involve matters that could have a material effect on the Fund’s investment in such loaned securities. There can be no guarantee that any such securities can be retrieved for such purpose. With respect to securities lending transactions, the Proxy Group seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. As a result, Calamos generally will not attempt to recall portfolio securities to vote proxies relating to routine matters.

Global Corporate Governance:

Calamos manages investments in countries worldwide. Many of the tenets discussed above are applied to Calamos’ proxy voting decisions for international investments. However, Calamos must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Calamos’ Proxy Group is skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions. In certain foreign jurisdictions the voting of proxies on portfolio securities may result in additional restrictions that may have an economic impact or cost to the security holder. We believe that in some instances the best interest of our clients is served by abstaining or not voting such proxies. Examples of issues unique to foreign securities include, but are not limited to, the following; (i) Share Blocking: In certain non-U.S. jurisdictions, a security holder that votes a proxy is prohibited from selling the security until the meeting for which the proxy has been voted is completed. This period of time may range from days to weeks. Since this blocking of sales prevents the sale of a security regardless of market conditions and developments, we believe it increases risk. Therefore, it often may be in the best interests of our investors not to vote such proxies. Whether we vote such proxies will be determined on a case-by-case basis. (ii) Lack of Notice or Information: Foreign regulations do not standardize the notification period for a proxy vote. In some instances, the notice period is so short that we cannot research the issues presented. In instances where Calamos has insufficient notice to permit them to cast a reasoned vote, Calamos will abstain from voting on particular issues or not vote at all.

Executive Compensation and Option Plans:

A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Accordingly, proxy votes should be used to encourage the use of reasonably designed compensation plans that promote such alignment by providing officers and employees with an incentive to increase shareholder value. Calamos evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Severance compensation arrangements will be reviewed on a case-by-case basis, although Calamos will generally oppose “golden parachutes” that are considered excessive. Calamos will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Other Business Matters:

Many proxy statements include the approval of routine business matters, such as changing the company’s name, and procedural matters relating to the shareholder meetings. Generally these routine matters do not materially affect shareholder interests adversely and are best left to the board of directors and senior management of the company. Thus, Calamos will generally vote for board approved proposals seeking to approve such matters. Because of the enormous variety and complexity of transactions that are presented to shareholders, it is extremely difficult to foresee exactly what would be in the best interests of Calamos’ clients in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos will vote on a case-by-case basis on proposals presenting these transactions.

II. Conflicts

Finally, Calamos has established procedures to help resolve conflicts of interests that might arise when voting proxies for their clients. In situations where a material conflict of interest is identified, the Proxy Group will refer the matter, along with the recommended course of action by Calamos, if any, to a Proxy Review Committee for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of an independent third party provider of proxy services. The Proxy Review Committee will independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations; report the results of such votes to Calamos’ clients as may be requested; and recommend changes to the Calamos’ Proxy Voting Policies and Procedures as appropriate.

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.	INTRODUCTION

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

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Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

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Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

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Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

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When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

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When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

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When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund’s Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

NOTE: Calvert’s socially screened mutual fund portfolios apply both the “Corporate Governance” and “Corporate Social Responsibility” guidelines detailed below, while Calvert’s non-socially screened mutual fund portfolios only apply the “Corporate Governance” guidelines.

II.	CORPORATE GOVERNANCE

A.	Board and Governance Issues

Board of Directors

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries — for example, France, Germany, and Austria — that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert’s goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

•	The Fund advisor will oppose slates of directors without at least a majority of independent directors.

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The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

•	The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

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The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

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The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

•	The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

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The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•	The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

Contested Election of Directors

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•	The Fund advisor will evaluate on case-by-case basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

•	The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•	The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

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The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

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The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Note: The Guidelines use “shareholders” and “shareowners” interchangeably.

Supermajority Vote Requirements

Supermajority vote requirements in a company’s charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•	The Fund advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•	The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•	The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•	The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director’s liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

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The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

•	The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

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The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

Cumulative voting allows shareowners to “stack” their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners — often a majority of shareowners — to exercise influence over the governance of the corporation. This in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

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The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors’ Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•	Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•	The Fund advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert’s view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

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The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•	The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

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The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•	The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

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The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

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The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

•	The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•	The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

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The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•	The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.

•	The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

•	The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

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The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options — particularly when used as a key component of executive compensation — take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert’s view that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•	The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B.	Executive and Employee Compensation

According to the 13th Annual CEO Compensation Survey from the Institute for Policy Studies and United For a Fair Economy published in August 2006, since CEO-worker pay gap was first tracked in 1990, the ratio has increased from 107-to-1 to 411-to-1 in 2005. “Today’s gap is nearly 10 times as large as the 1980 ratio of 42-to-1, calculated by Business Week. If the minimum wage had risen at the same pace as CEO pay since 1990, it would be worth $22.61 today, rather than the actual $5.15.”

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation

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The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation — including salaries, option awards, bonuses, and restricted stock grants — of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

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The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee

•	The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies’ financial fortunes. In 2006, the Securities and Exchange Commission began examining patterns of granting stock options that rendered the options favorable through backdating. For these reasons investors have long questioned whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

•	The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•	The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing be submitted for shareholder approval.

•	The Fund advisor will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•	The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

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The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Pay Equity

•	The Fund advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•	The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

•	The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

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The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners — whom directors are supposed to represent — are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•	The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from “jumping ship” during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

•	The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

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The Fund advisor will examine and vote on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•	The Fund advisor will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.	Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company’s stakeholders.

•	The Fund advisor will support proposals that consider non-financial impacts of mergers.

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The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social and environmental performance.

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The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•	The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

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The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares. This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•	The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

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The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

III.	CORPORATE SOCIAL RESPONSIBILITY

A.	Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility. Increasingly investors see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

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The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•	The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.	Environment

All corporations have an impact on the environment. A company’s environmental policies and performance can have a substantial effect on the firm’s financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•

The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

•	The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management’s response to each of the points raised in the CERES Principles.

•	The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming — including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective — and often cost-saving — steps to reduce energy use that contribute to climate change. Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project. This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

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The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•	The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water Use

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities in areas of water scarcity.

•	The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to water use.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•	The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.	Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•	The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•	The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•	The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other “sweatshop” practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•	The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace — denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•	The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

•

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of “glass ceilings” for women and minority employees.

•

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•

The Fund advisor will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•	The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

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The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•	The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.	International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries. For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the Voluntary Principles on Security and Human Rights, and the MacBride Principles. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma. In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•

The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations and investments in countries with repressive regimes.

•	The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

•	The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•	The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•	The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions. In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

•	The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.

•

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.	Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•

The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•

The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.	Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•

The Fund advisor will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•	The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals. Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals. In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products. These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company. In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals. Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose product ingredients.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

•	The Fund advisor will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•	The Fund advisor will ordinarily support proposals seeking information on a company’s animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•	The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•	The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•

The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•	The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

•	The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.	Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•	The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.	Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•	The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•	The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•	The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•	The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care. Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•	The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.	Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•

The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•	The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•

The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.	Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific social criteria. In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Social Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV.	CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Revised September 2002.

Revised June 2003.

Revised August 2004.

Approved December 2004.

Revised January 2008.

Approved March 2008.

Revised January 2009.

Approved March 2009.

October 2003

GOLDMAN SACHS ASSET MANAGEMENT

Policy on Proxy Voting

for Investment Advisory Clients

Goldman Sachs Asset Management (“GSAM”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes.

They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is attached as Appendix A.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process.

Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations.

In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team.

Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts. As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value.

Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services. GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party.

Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

MERCATOR

Proxy Voting Process and Policies Summary

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the Chief Compliance Officer CCO for adherence to these rules.

MAM Proxy Voting Policies:

•

Proxies are voted in a way that is consistent with the best interests of our clients. MAM accepts the fact that, under ERISA, voting proxies is an fiduciary act of MAM. As a fiduciary it may be appropriate for us to engage in active monitoring and communications with the issuer.

•

MAM votes proxies for all clients that have delegated to MAM full authority and responsibility to cast said votes, except that when voting on proxy proposals involving foreign securities will involve unusual costs, MAM will weigh those costs against the benefits of voting in determining whether to vote on a particular proposal.

•

MAM receives company meeting information and proxy materials from client custodian banks, analyst research or from the issuer directly. If necessary and appropriate, a translation service will be used. MAM also refers to Global Proxy Voting Manual as issued by Institutional Shareholder Services (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes.

Proxy Voting Procedures:

•	Designated Proxy Officer of MAM is responsible for client proxy votes.

•

MAM will cast votes in accordance with specific client guidelines if applicable, subject to consultation with the client if MAM believes that such vote would not be in the client’s best interest. In the absence of applicable client guidelines, MAM will vote in accordance with its judgment as to the client’s best interest, except that any vote involving a MAM conflict of interest will be cast in accordance with the specific ISS recommendation if available, or, if not, then in accordance with the ISS Global Proxy Manual.

•	Full documentation is kept on each vote cast in every client account.

•

Additionally, the CCO will review and sign-off on the following votes: Any vote presented to MAM’s investment committee, any vote cast that is inconsistent with the ISS guidelines (whether or not there is a conflict of interest present), any vote cast that is inconsistent with applicable client guidelines, any vote cast against management, and any vote involving a MAM conflict of interest.

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Proxy Officer responsible for proxies will vote them. Many issues are relatively routine i.e. approval of annual report, auditors, uncontested election of directors, financial reports etc., and require no further assessment. Any issue in the judgment of the Proxy Officer that requires special consideration will be presented to MAM’s investment committee for a decision.

•	Procedures are in place to assure voting is done in a timely manner.

Proxy Voting Reporting:

Reporting of proxy voting is available to all of our clients upon request.

OPPENHEIMERFUNDS, INC.

OPPENHEIMER FUNDS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

(as of August 26, 2008) and

PROXY VOTING GUIDELINES (as of August 26, 2008)

These Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”), which include the attached “OppenheimerFunds Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines to be followed by OppenheimerFunds, Inc. (“OFI”) in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI (“Fund(s)”).

To the extent that these Policies, Procedures and Guidelines establish a standard, OFI’s compliance with such standard, or failure to comply with such standard, will be subject to OFI’s judgment.

A. Funds for which OFI has Proxy Voting Responsibility

OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI (the “OFI Fund Board(s)”) has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards (“Sub-Advised Funds”). Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds. When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the sub-advised fund.

Tremont Fund (Fund-of-Hedge Funds) OFI’s Tremont Fund (the “Tremont Fund”) is structured as a fund-of-hedge funds and invests its assets primarily in underlying private investment partnerships and similar investment vehicles (“portfolio funds”). The Tremont Fund has delegated voting of portfolio proxies (if any) for its portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Fund.

The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Fund). Therefore, the Tremont Fund’s interests (or shares) in those underlying portfolio funds are not considered to be “voting securities” and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Fund and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B. Proxy Voting Committee

OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies. The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C. Administration and Voting of Portfolio Proxies

1. Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

2. Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

3. Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI’s voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures, as long as OFI determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•

If the proposal that gives rise to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

•

If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;

•

If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4. Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5. Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6. Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the “Fund of Funds”). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called “mirror” or “echo” voting).

D. Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board describing:

•

any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	Records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	Records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E. Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F. Proxy Voting Guidelines

The Guidelines adopted by the Boards of the Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

OPPENHEIMERFUNDS, INC. AND OPPENHEIMER FUNDS

PORTFOLIO PROXY VOTING GUIDELINES

(dated as of August 26, 2008)

1. OPERATIONAL ITEMS

1.1 Amend Quorum Requirements.

•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

1.2 Amend Minor Bylaws.

•	Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

1.3 Change Company Name.

•	Vote WITH Management

1.4 Change Date, Time, or Location of Annual Meeting.

•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.5 Transact Other Business.

•	Vote AGAINST proposals to approve other business when it appears as voting item.

AUDITORS

1.6 Ratifying Auditors

•	Vote FOR Proposals to ratify auditors, unless any of the following apply:

¡	An auditor has a financial interest in or association with the company, and is therefore not independent,

¡	Fees for non-audit services are excessive,

¡	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position, or

¡

Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

•	Vote AGAINST shareholder proposals asking for audit firm rotation

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).

•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.

2.0 THE BOARD OF DIRECTORS

2.1 Voting on Director Nominees

•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:

¡	Composition of the board and key board committees

¡	Attendance at board meetings

¡	Corporate governance provisions and takeover activity

¡	Long-term company performance relative to a market index

¡	Directors’ investment in the company

¡	Whether the chairman is also serving as CEO

¡	Whether a retired CEO sits on the board

•	WITHHOLD VOTES: However, there are some actions by directors that should result in votes being WITHHELD. These instances include directors who:

¡	Attend less than 75% of the board and committee meetings without a valid excuse.

¡	Implement or renew a dead-hand or modified dead-hand poison pill

¡	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

¡	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

¡	Failed to act on takeover offers where the majority of the shareholders tendered their shares.

¡	Are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.

¡	Are audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	The non-audit fees paid to the auditor are excessive

•

A material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms, or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

¡

Are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	There is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy,

•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan,

•	The company fails to submit one-time transfers of stock options to a shareholder vote,

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders,

•	The company has inappropriately backdated options, or

•	The company has egregious compensation practices.

¡	Enacted egregious corporate governance policies or failed to replace management as appropriate.

¡	Are inside directors or affiliated outside directors; and the full board is less than majority independent.

¡

Are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company). Vote should be WITHHELD only at their outside board elections.

¡	Serve on more than five public company boards. (The term “public company” excludes an investment company.)

•	Additionally, the following should result in votes being WITHHELD (except from new nominees):

¡	If the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.

¡

If the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2 Board Size

•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.

•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.

•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3 Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4 Cumulative Voting

•	Vote FOR proposal to eliminate cumulative voting.

•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5 Require Majority Vote for Approval of Directors

•

OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.6 Director and Officer Indemnification and Liability Protection

•

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated. Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts. Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

¡	The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and

¡	Only if the director’s legal expenses would be covered.

2.7 Establish/Amend Nominee Qualifications

•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.

•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.8 Filling Vacancies/Removal of Directors.

•	Vote AGAINST proposals that provide that directors may be removed only for cause.

•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.9 Independent Chairman (Separate Chairman/CEO)

•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

¡	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties

¡	Two-thirds independent board

¡	All-independent key committees

¡	Established governance guidelines

¡

The company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.

2.10 Majority of Independent Directors/Establishment of Committees

•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

2.11 Open Access

•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.12 Stock Ownership Requirements

•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:

¡

Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of: Rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.

¡	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

2.13 Age or Term Limits

•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0 PROXY CONTESTS

3.1 Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:

¡	Long-term financial performance of the target company relative to its industry

¡	Management’s track record

¡	Background to the proxy contest

¡	Qualifications of director nominees (both slates)

¡	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

¡	Stock ownership position

3.2 Reimbursing Proxy Solicitation Expenses

•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3 Confidential Voting

•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

4.0 ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1 Advance Notice Requirements for Shareholder Proposals/Nominations.

•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2 Amend Bylaws without Shareholder Consent

•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3 Poison Pills

•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

•	Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).

•	Vote FOR share holder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

4.4 Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

4.5 Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

4.6 Establish Shareholder Advisory Committee

•	Vote on a CASE-BY-CASE basis.

4.7 Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.

5.0 MERGERS AND CORPORATE RESTRUCTURINGS

5.1 Appraisal Rights

•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2 Asset Purchases

•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

¡	Purchase price

¡	Fairness opinion

¡	Financial and strategic benefits

¡	How the deal was negotiated

¡	Conflicts of interest

¡	Other alternatives for the business

¡	Non-completion risk

5.3 Asset Sales

•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:

¡	Impact on the balance sheet/working capital

¡	Potential elimination of diseconomies

¡	Anticipated financial and operating benefits

¡	Anticipated use of funds

¡	Value received for the asset

¡	Fairness opinion

¡	How the deal was negotiated

¡	Conflicts of interest

5.4 Bundled Proposals

•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5 Conversion of Securities

•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6 Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

¡	Dilution to existing shareholders’ position

¡	Terms of the offer

¡	Financial issues

¡	Management’s efforts to pursue other alternatives

¡	Control issues

¡	Conflicts of interest

•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7 Formation of Holding Company

•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

¡	The reasons for the change

¡	Any financial or tax benefits

¡	Regulatory benefits

¡	Increases in capital structure

¡	Changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

¡	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure Model.

¡	Adverse changes in shareholder rights.

5.8 Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions

•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:

¡	Offer price/premium

¡	Fairness opinion

¡	How the deal was negotiated

¡	Conflicts of interests

¡	Other alternatives/offers considered

¡	Non-completion risk

•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

¡	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock),

¡	Cash-out value,

¡	Whether the interests of continuing and cashed-out shareholders are balanced, and

¡	The market reaction to public announcement of the transaction.

5.9 Joint Venture

•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:

¡	Percentage of assets/business contributed

¡	Percentage of ownership

¡	Financial and strategic benefits

¡	Governance structure

¡	Conflicts of interest

¡	Other alternatives

¡	Non-completion risk

5.10 Liquidations

•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11 Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition

•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

¡	Prospects of the combined company, anticipated financial and operating benefits

¡	Offer price (premium or discount)

¡	Fairness opinion

¡	How the deal was negotiated

¡	Changes in corporate governance

¡	Change in the capital structure

¡	Conflicts of interest

5.12 Private Placements/Warrants/Convertible Debenture

•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:

¡	Dilution to existing shareholders’ position

¡	Terms of the offer

¡	Financial issues

¡	Management’s efforts to pursue other alternatives

¡	Control issues

¡	Conflicts of interest

•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13 Spinoffs

•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

¡	Tax and regulatory advantages

¡	Planned use of the sale proceeds

¡	Valuation of spinoff

¡	Fairness opinion

¡	Benefits to the parent company

¡	Conflicts of interest

¡	Managerial incentives

¡	Corporate governance changes

¡	Changes in the capital structure

5.14 Value Maximization Proposals

•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15 Severance Agreements that are Operative in Event of Change in Control

•	Review CASE-BY-CASE, with consideration give to ISS “transfer-of-wealth” analysis. (See section 8.2)

6.0 STATE OF INCORPORATION

6.1 Control Share Acquisition Provisions

•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

•	Vote FOR proposals to restore voting rights to the control shares.

6.2 Control Share Cashout Provisions

•	Vote FOR proposals to opt out of control share cashout statutes.

6.3 Disgorgement Provisions

•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4 Fair Price Provisions

•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5 Freezeout Provisions

•	Vote FOR proposals to opt out of state freezeout provisions.

6.6 Greenmail

•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7 Reincorporation Proposals

•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8 Stakeholder Provisions

•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9 State Anti-takeover Statutes

•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0 CAPITAL STRUCTURE

7.1 Adjustments to Par Value of Common Stock

•	Vote FOR management proposals to reduce the par value of common stock.

7.2 Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

•

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3 Dual-Class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

¡	It is intended for financing purposes with minimal or no dilution to current shareholders

¡	It is not designed to preserve the voting power of an insider or significant shareholder

7.4 Issue Stock for Use with Rights Plan

•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5 Preemptive Rights

•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6 Preferred Stock

•	Vote FOR shareholder proposals to submit preferred stock issuance to shareholder vote.

•	Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

•

Vote AGAINST proposals to increase the number of blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.

7.7 Pledge of Assets for Debt (Generally Foreign Issuers)

•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

7.8 Recapitalization

•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:

¡	More simplified capital structure

¡	Enhanced liquidity

¡	Fairness of conversion terms

¡	Impact on voting power and dividends

¡	Reasons for the reclassification

¡	Conflicts of interest

¡	Other alternatives considered

7.9 Reverse Stock Splits

•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.

•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

7.10 Share Purchase Programs

•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.11 Stock Distributions: Splits and Dividends

•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

7.12 Tracking Stock

•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0 EXECUTIVE AND DIRECTOR COMPENSATION

8.1 Equity-based Compensation Plans

•	Vote compensation proposals on a CASE-BY-CASE basis.

•

In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

8.2 Director Compensation

•	Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

¡	Director stock ownership guidelines with a minimum of three times the annual cash retainer;

¡	Vesting schedule or mandatory holding/deferral period:

■	A minimum vesting of three years for stock options or restricted stock, or

■	Deferred stock payable at the end of a three-year deferral period;

¡	Mix between cash and equity:

■	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity, or

■	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;

¡	No retirement/benefits and perquisites provided to non-employee directors; and

¡

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3 Bonus for Retiring Director

•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4 Cash Bonus Plan

•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5 Stock Plans in Lieu of Cash

•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.

In casting its vote, OFI reviews the ISS recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6 Pre-Arranged Trading Plans (10b5-1 Plans)

•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

¡	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K,

¡	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board,

¡	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan,

¡	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan,

¡	An executive may not trade in company stock outside the 10b5-1 Plan, and

¡	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7 Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

¡	Historic trading patterns

¡	Rationale for the repricing

¡	Value-for-value exchange

¡	Option vesting

¡	Term of the option

¡	Exercise price

¡	Participation

8.8 Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Votes FOR employee stock purchase plans where all of the following apply:

¡	Purchase price is at least 85% of fair market value

¡	Offering period is 27 months or less

¡	The number of shares allocated to the plan is 10% or less of the outstanding shares

•	Votes AGAINST employee stock purchase plans where any of the following apply:

¡	Purchase price is at least 85% of fair market value

¡	Offering period is greater than 27 months

¡	The number of shares allocated to the plan is more than 10% of the outstanding shares

8.9 Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

8.10 Employee Stock Ownership Plans (ESOPs)

•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)

8.11 Shareholder Proposal to Submit Executive Compensation to Shareholder Vote

•	Vote on a CASE-BY-CASE basis.

8.12 Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal

•	Vote on a CASE-BY-CASE basis considering the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

¡	Relative Considerations:

■	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;

■	Evaluation of peer groups used to set target pay or award opportunities;

■	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);

■	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).

¡	Design Considerations:

■	Balance of fixed versus performance-driven pay;

■	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.

¡	Communication Considerations:

■

Evaluation of information and board rationale provided in CD&A about how compensation is determined (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially retrospective goals);

■	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

8.13 401(k) Employee Benefit Plans

•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14 Shareholder Proposals Regarding Executive and Director Pay

•	Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.

•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.

•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15 Performance-Based Stock Options

•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:

¡	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or

¡	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

8.16 Pay-for-Performance

•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

¡	What aspects of the company’s short-term and long-term incentive programs are performance-driven?

¡	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?

¡	What type of industry does the company belong to?

¡	Which stage of the business cycle does the company belong to?

8.17 Golden Parachutes and Executive Severance Agreements

•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

¡	The parachute should be less attractive than an ongoing employment opportunity with the firm

¡	The triggering mechanism should be beyond the control management

¡	The amount should not exceed three times base salary plus guaranteed benefits

¡

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

8.18 Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.19 Supplemental Executive Retirement Plans (SERPs)

•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

8.20 Claw-back of Payments under Restatements

•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:

¡	The coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement

¡	The nature of the proposal where financial restatement is due to fraud

¡	Whether or not the company has had material financial problems resulting in chronic restatements

¡	The adoption of a robust and formal bonus/equity recoupment policy

•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.

•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.21 Tax Gross-Up Proposals

•

Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

9.0 SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only for vote FOR a proposal that would clearly:

¡	have a discernable positive impact on short-term or long-term share value, or

¡	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:

■

prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business,

■

reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:

•	what percentage of sales, assets and earnings will be affected;

•

the degree to which the company’s stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;

•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	what other companies have done in response to the issue;

•	whether the proposal itself is well framed and reasonable;

•	whether implementation of the proposal would achieve the objectives sought in the proposal;

•	whether the subject of the proposal is best left to the discretion of the board;

•	whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

PRINCIPAL GLOBAL INVESTORS, LLC (“PGI”)*

Policy on Proxy Voting

for Investment Advisory Clients

Policy

The Advisers believe that proxy voting and the analysis of corporate governance issues, in general, are important elements of the portfolio management services we provide to our advisory clients. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect the Advisers’ belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. In addition, as a fiduciary, the Advisers also monitor Clients’ ability to participate in class action events through the regular portfolio management process. Accordingly, the Advisers have adopted the policies and procedures set out below, which are designed to ensure that the Advisers comply with legal, fiduciary, and contractual obligations with respect to proxy voting and class actions.

Proxy Voting Procedures

The Advisers have implemented these procedures with the premise that portfolio management personnel base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance is one such factor, it may not be the primary consideration. As such, the principles and positions reflected in the procedures are designed to guide in the voting of proxies, and not necessarily in making investment decisions. The Operations Department has assigned a Proxy Voting Coordinator to manage the proxy voting process.

Institutional Shareholder Services

Based on the Advisers’ investment philosophy and approach to portfolio construction, and given the complexity of the issues that may be raised in connection with proxy votes, the Advisers have retained the services of Institutional Shareholder Services (“ISS”). ISS, a wholly owned subsidiary of RiskMetrics Group, is an independent company that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Advisers include in-depth research, voting recommendations, vote execution, recordkeeping, and reporting. The Advisers have elected to follow the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which embody the positions and factors that the Advisers’ Portfolio Management Teams (“PM Teams”) generally consider important in casting proxy votes.11 The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of the Guidelines to the particular proxy issues. ISS Proxy Voting Guidelines Summaries are accessible to all PM Teams on the ISS system. They are also available from the Proxy Voting Coordinator, who has been assigned by the Operations Department to manage the proxy voting process.

Voting Against ISS Recommendations

On any particular proxy vote, Portfolio Managers may decide to diverge from the Guidelines. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors. As mentioned above, the PM Teams have access to the ISS Recommendations and may determine that it is in the best interest of Clients to vote differently. In the event that judgment differs from that of ISS, the Advisers will memorialize the reasons supporting that judgment and retain a copy of those records for the Advisers’ files. In such cases, our procedures require:

1.	The requesting PM Team to set forth the reasons for their decision;

2.	The approval of the lead Portfolio Manager for the requesting PM Team;

3.	Notification to the Proxy Voting Coordinator and other appropriate personnel (including other PGI/PrinREI Portfolio Managers who may own the particular security);

4.	A determination that the decision is not influenced by any conflict of interest; and

5.	The creation of a written record reflecting the process.

Additionally, the Compliance Department will periodically review the voting of proxies to ensure that all such votes — particularly those diverging from the judgment of ISS — were voted consistent with the Advisers’ fiduciary duties.

Conflicts of Interest

The Advisers have implemented procedures designed to prevent conflicts of interest from influencing proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by the Advisers in accordance with the Guidelines and ISS Recommendations are generally not viewed as being the product of any conflicts of interest because the Advisers cast such votes pursuant to a pre-determined policy based upon the recommendations of an independent third party. Our procedures also prohibit the influence of conflicts of interest where a PM Team decides to vote against an ISS Recommendation, as described above. In exceptional circumstances, the approval process may also include consultation with the Advisers’ senior management, the Law Department, Outside Counsel, and/or the Client whose account may be affected by the conflict. The Advisers will maintain a record of the resolution of any proxy voting conflict of interest.

Fixed Income and Private Investments

Voting decisions with respect to Client investments in fixed income securities and the securities of privately held issuers will generally be made by the relevant Portfolio Managers based on their assessment of the particular transactions or other matters at issue.

Abstaining from Voting Certain Proxies

The Advisers shall at no time ignore or neglect their proxy voting responsibilities. However, there may be times when refraining from voting is in the Client’s best interest, such as when the Advisers’ analysis of a particular proxy issue reveals that the cost of voting the proxy may exceed the expected benefit to the Client. Such proxies may be voted on a best-efforts basis. These issues may include, but are not limited to:

•	Restrictions for share blocking countries;

•	Casting a vote on a foreign security may require that the adviser engage a translator;

•	Restrictions on foreigners’ ability to exercise votes;

•	Requirements to vote proxies in person;

•	Requirements to provide local agents with power of attorney to facilitate the voting instructions;

•	Untimely notice of shareholder meeting;

•	Restrictions on the sale of securities for a period of time in proximity to the shareholder meeting.

Pyramis Global Advisors Proxy Voting Guidelines

March 2009

I.	General Principles

A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Pyramis or Fidelity companies’ relationship, business or otherwise, with that portfolio company.

B.	FMR Investment Proxy Research votes proxies on behalf of the clients of Pyramis. In the event an Investment Proxy Research employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or Pyramis employee is acting solely on the best interests of Pyramis, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Pyramis, Fidelity and their customers.

C.	Except as set forth herein, Pyramis will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

E.	Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate Pyramis analyst or portfolio manager, as applicable, subject to review by an attorney within the General Counsel’s office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to Pyramis’s Senior Compliance Officer or his designee.

F.	Pyramis will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal’s likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, Pyramis will generally abstain.

G.	Many Pyramis accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Pyramis will generally evaluate proposals in the context of these Guidelines, but Pyramis may, where applicable and feasible, take into consideration differing laws and regulations in the relevant foreign market in determining how to vote shares.

H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, Pyramis will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Pyramis will generally not vote proxies in order to safeguard fund holdings information.

I.	Where a management-sponsored proposal is inconsistent with the Guidelines, Pyramis may receive a company’s commitment to modify the proposal or its practice to conform to the Guidelines, and Pyramis will generally support management based on this commitment. If a company subsequently does not abide by its commitment, Pyramis will generally withhold authority for the election of directors at the next election.

II.	Definitions (as used in this document)

A.	Anti-Takeover Provision—includes fair price amendments; classified boards; “blank check” preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; and any other provision that eliminates or limits shareholder rights.

B.	Golden Parachute—Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.	Greenmail—payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.	Sunset Provision—a condition in a charter or plan that specifies an expiration date.

E.	Permitted Bid Feature—a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F.	Poison Pill—a strategy employed by a potential take-over/target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer’s ownership and value in the event of a take-over.

G.	Large Capitalization Company—a company included in the Russell 1000 stock index.

H.	Small Capitalization Company—a company not included in the Russell 1000 stock index that is not a Micro-Capitalization Company.

I.	Micro-Capitalization Company—a company with market capitalization under US $300 million.

III.	Directors

A.	Incumbent Directors

Pyramis will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment.

Pyramis will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.	An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, Pyramis will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;

b.	The Poison Pill includes a Permitted Bid Feature;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders, and

d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

Pyramis will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, Pyramis will withhold authority on the election of directors.

2.	The company refuses, upon request by Pyramis, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

3.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.	The company failed to act in the best interests of shareholders when approving executive compensation, taking into accounts such factors as: (i) whether the company used an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; and (iii) whether the company has admitted to or settled a regulatory proceeding relating to options backdating.

5.	To gain Pyramis’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to these Guidelines and the company has failed to act on that commitment.

6.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

7.	The Board is not comprised of a majority of independent directors.

B.	Indemnification

Pyramis will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless Pyramis is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C.	Independent Chairperson

Pyramis will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, Pyramis will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D.	Majority Director Elections

Pyramis will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). Pyramis may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

IV.	Compensation

A.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

Pyramis will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.	(a) The dilution effect of the shares outstanding and available for issuance pursuant to all plans, plus any new share requests is greater than 10% for a Large Capitalization Company, 15% for a Small Capitalization Company or 20% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead Pyramis to conclude that the level of dilution in the plan or the amendments is acceptable.

2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan’s terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years.

3.	The plan may be materially altered without shareholder approval, including increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the board to lapse or waive restrictions at its discretion, except in limited cases relating to death, disability, retirement, or change in control.

4.	Awards to non-employee directors are subject to management discretion.

5.	In the case of stock awards, the restriction period is less than three years for non-performance-based awards, and less than one year for performance-based awards.

Pyramis will consider approving an equity award plan or an amendment to authorize additional shares under such plan if, without complying with the guidelines immediately above, the following two conditions are met:

1.	The shares are granted by a compensation committee composed entirely of independent directors; and

2.	The shares are limited to 5% (Large-Capitalization Company) and 10% (Small- or Micro-Capitalization Company) of the shares authorized for grant under the plan.

B.	Equity Exchanges and Repricing

Pyramis will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company’s relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C.	Employee Stock Purchase Plans

Pyramis will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, Pyramis may permit a lower minimum stock purchase price equal to the prevailing “best practices” in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

D.	Employee Stock Ownership Plans (ESOPs)

Pyramis will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, Pyramis may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. Pyramis may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Pyramis will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E.	Executive Compensation

Pyramis will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

F.	Bonus Plans and Tax Deductibility Proposals

Pyramis will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

Pyramis will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.	The Poison Pill includes the following features:

1.	A Sunset Provision of no greater than five years;

2.	Linked to a business strategy that is expected to result in greater value for the shareholders;

3.	Requires shareholder approval to be reinstated upon expiration or if amended;

4.	Contains a Permitted Bid Feature; and

5.	Allows Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

B.	An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.	It is a fair price amendment that considers a two-year price history or less.

Pyramis will generally vote in favor of proposals to eliminate Anti-Takeover Provisions. In the case of proposals to declassify a board of directors, Pyramis will generally vote against such a proposal if the issuer’s Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI.	Capital Structure/Incorporation

A.	Increases in Common Stock

Pyramis will generally vote against a provision to increase a company’s common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	New Classes of Shares

Pyramis will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

Pyramis will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

D.	Acquisition or Business Combination Statutes

Pyramis will generally vote in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

Pyramis will generally vote against shareholder proposals calling for, or recommending that, a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, Pyramis will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII.	Shares of Investment Companies

A.	If applicable, when a Pyramis account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, shares will be voted in the same proportion as all other voting shareholders of such underlying fund or class (“echo voting”).

VIII.	Other

A.	Voting Process

Pyramis will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry’s regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

PROXY VOTING POLICIES AND PROCEDURES OF SECTORAL ASSET MANAGEMENT INC.

1. Introduction

Rule 206(4)-6 under the Advisers Act requires an adviser with voting responsibilities for its client’s securities to comply with the following responsibilities:

1.	Policies must be in writing;

2.	Policies must describe how the adviser addresses material conflicts between its interests and the interests of the clients with respect to proxy voting;

3.	Policies must describe how the adviser resolves those conflicts in the interest of clients;

4.	An adviser must disclose to clients how they can obtain information from the adviser on how the adviser voted their proxies; however, a client is only entitled to know how the adviser voted that client’s proxies and not those of other clients;

5.	An adviser must describe its proxy voting procedures to clients and furnish clients a copy of the voting procedures upon request; and

6.	An adviser must keep the following records for five years, the first two years in an appropriate office of the adviser:

a.	Copies of its proxy voting policies and procedures;

b.	Copies of each proxy statement received;

c.	Records of votes cast;

d.	Records of all communications received whether oral or written;

e.	Internal documents created that were material to the voting decision; and

f.	A record of each client request for proxy voting records (including the date of the request, the name of the client and date of the response) and the advisers response.

7.	An adviser must take steps that are reasonable under the circumstances to verify that it has actually received all the proxies for which it has voting authority;

8.	In voting proxies, an adviser must act prudently and solely in the interest of clients.

2. Proxy Voting Authority

Unless otherwise specifically directed by a client in writing, Sectoral is responsible for the voting of all proxies related to securities that it manages on behalf of our clients. Any directions from clients to the contrary must be provided in writing.

3. Statements of Policies and Procedures

A.	Policy Statement. The Advisers Act requires Sectoral, at all times, to act solely in the best interest of its clients. Sectoral has adopted and implemented these Proxy Voting Policies and Procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Advisers Act.

Sectoral has established these Proxy Voting Policies and Procedures in a manner that is generally intended to support the ability of management of a company soliciting proxies to run its business in a responsible and cost effective manner while staying focused on maximizing shareholder value. Accordingly, Sectoral generally votes proxies in accordance with management’s recommendations. This reflects the basic investment criteria that good management is shareholder focused. However, all proxy votes are ultimately cast on a case-by-case basis, taking into account the foregoing principal and all other relevant facts and circumstances at the time of the vote. For this reason, consistent with its fiduciary duty to ensure that proxies are voted in the best interest of its clients, Sectoral may from time to time vote proxies against management’s recommendations.

B.	Conflicts of Interest. Sectoral has established the following policies to prevent the occurrence of a conflict of interest:

1.	Sectoral does not manage any pension plan of companies in which Sectoral invests.

2.	Neither Sectoral nor its affiliates offer any other services than investment advisory.

3.	Sectoral’s officers do not participate on the board of any company in which Sectoral could invest (i.e., in the healthcare or biotechnology industry). Insofar as one of Sectoral’s external directors is a member of a board of a company in Sectoral’s universe, it will not invest in that company.

4.	Sectoral offers to its clients the option to vote their proxies.

5.	As described below Sectoral has delegated the voting of proxies to a third party.

6.	If a client wishes to intervene in the proxy voting process, they are free to do so.

Although Sectoral believes the above measures will largely prevent the occurrence of material conflicts of interest, Sectoral acknowledges that other conflicts of interest may arise from time to time and Sectoral takes additional measures to address those conflicts. Specifically, Sectoral reviews proxies to assess the extent, if any, to which there may be a material conflict between the interests of its clients and its interests (including those of its affiliates, directors, officers, employees and other similar persons) (referred to hereafter as a “potential conflict”). Sectoral performs this assessment on a proposal-by-proposal basis. A potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If Sectoral determines that a potential conflict may exist, Sectoral shall promptly report the matter to the CCO (Jérôme Pfund). The CCO shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of Sectoral’s clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, the CCO may determine that Sectoral resolves a potential conflict in any of the following manners:

1.	If the proposal that is the subject of the proposed conflict is specifically addressed in these Proxy Voting Policies and Procedures, Sectoral may vote the proxy in accordance with such pre-determined policies and guidelines, provided that such pre-determined policy involves little discretion on its part;

2.	Sectoral may disclose the potential conflict to its clients and obtain the consent of a majority in interest of its clients before voting in the manner approved by a majority in interest of its clients;

3.	Sectoral may engage an independent third-party to determine how the proxy should be voted; or

Sectoral uses commercially reasonable efforts to determine whether a potential conflict may exists, and a potential conflict shall be deemed to exist if and only if one or more of Sectoral’s senior investment staff actually knew or reasonably should have known of the potential conflict.

C.	Limitations on Our Responsibilities.

1.	Limited Value. Sectoral may abstain from voting a client proxy if it concludes that the effect on client’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

2.	Unjustifiable Costs. Sectoral may abstain from voting a client proxy for cost reasons (e.g, costs associated with voting proxies of non-U.S. securities). In accordance with its fiduciary duties, Sectoral will weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Sectoral’s decision will take into account the effect that the vote of its clients, either by itself or together with other votes, is expected to have on the value of its client’s investment and whether this expected effect would outweigh the cost of voting.

3.	Special Client Considerations.

a.	Client Guidelines. Sectoral votes a client’s proxies in accordance with the client’s investment guidelines.

b.	Mutual Funds. Sectoral votes proxies of its mutual fund clients, if any, subject to the funds’ applicable investment restrictions.

c.	ERISA Accounts. Sectoral votes proxies of its ERISA clients, if any, in accordance with its duty of loyalty and prudence, in compliance with the plan documents, as well as its duty to avoid prohibited transactions.

4.	Shareblocking. Shareblocking occurs when certain foreign countries “freeze” company shares from trading at the custodian/sub-custodian level in order to vote proxies relating to those shares. In markets where shareblocking occurs, the custodian or sub-custodian of the client’s account automatically freezes shares prior to a shareholder meeting until a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. Sectoral’s policy is generally not to vote the shares in shareblocking countries.

5.	Securities on Loan. Generally, voting rights pass with the securities on loan; however, lending agreements may give the lender the right to terminate the loan and recall loaned securities provided sufficient notice is provided to the client’s custodian bank in advance of the voting deadline. To the extent a client loans securities consistent with its guidelines, Sectoral is not required to vote securities on loan unless it has knowledge of a material voting event that could affect the value of the loaned securities. In this event, Sectoral may, in its sole discretion, instruct the custodian to call back the loaned securities in order to cast a vote at the upcoming shareholder meeting.

6.	Client Direction. Unless otherwise directed by a client in writing, Sectoral is responsible for voting all proxies related to securities that it manages for clients. A client may from time to time direct Sectoral in writing to vote proxies in a manner that is different from the guidelines set forth in these Proxy Voting Policies and Procedures. Sectoral will follow any such written direction for proxies after its receipt of such written direction.

D.	Disclosure. A client for whom Sectoral is responsible for voting proxies may obtain information from Sectoral regarding how it voted the client’s proxies. Clients should contact their portfolio manager to make such a request.

E.	Review and Changes. Sectoral shall from time to time review these Proxy Voting Policies and Procedures and may adopt changes based upon its experience, evolving industry practices and developments in applicable laws and regulations. Unless otherwise agreed to with a client, Sectoral may change these Proxy Voting Policies and Procedures from time to time without notice to, or approval by, any client. Clients may request a current version of Sectoral’s Proxy Voting Policies and Procedures from their portfolio manager.

F.	Delegation. As described in Item 5 below, Sectoral has delegated certain of its responsibilities under these Proxy Voting Policies and Procedures to a third party, Risk Metrics Group (“RMG”), but Sectoral has retained final authority and fiduciary responsibility for proxy voting and it will monitor RMG’s compliance with these Proxy Voting Policies and Procedures.

4. Administration of Policies and Procedures

A.

CCO. The CCO is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The CCO also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the CCO sets voting guidelines and serves as a resource for our portfolio management, he does not have proxy voting authority for any fund. The ultimate responsibility for proxy voting stays with the Chief Investment Officer.

B.	Investment Support Group. The Investment Support Group (“Investment Support Group”) of RMG is responsible for administering the proxy voting process as set forth in the Policies and Procedures. RMG shall be responsible for analyzing, voting and keeping records of all proxy ballots on our behalf under the annual contract entered into between Fairvest and Sectoral. RMG shall vote in accordance with the guidelines agreed upon between RMG and Sectoral.

C.	Proxy Administrator. The Investment Support Group of RMG will assign a Proxy Administrator (“Proxy Administrator”) who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

5. How Proxies are Reviewed, Processed and Voted

In order to facilitate the proxy voting process, Sectoral has retained RMG as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While Sectoral relies upon RMG research in establishing its proxy voting guidelines, and many of its guidelines are consistent with RMG positions, it may deviate from RMG recommendations on general policy issues or specific proxy proposals. A summary of the proxy voting guidelines, prepared by RMG and agreed upon by us, is available to Sectoral’s clients on request.

A.	Vote Execution and Monitoring of Voting Process. Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Votex system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Sectoral indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Votex system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Fund has not yet been recorded in the computer system. The custodians of the clients who have delegated the proxy voting authority to Sectoral shall forward all ballots to RMG. To ensure that the custodians forward all ballots to RMG, Sectoral shall send a holdings report to RMG at the end of every month. RMG shall analyze each matter coming up for shareholder vote and shall decide and vote on the same. We can view this decision via an electronic link to RMG. If a portfolio manager wishes to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on Sectoral’s domicile. RMG shall also keep a record of all proxies voted on our behalf.

B.	Monitoring and Resolving Conflicts of Interest. Sectoral is also responsible for monitoring and resolving possible material conflicts between its interests and those of its clients with respect to proxy voting. Application of Sectoral’s guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since its voting guidelines are pre-determined by Sectoral using recommendations from RMG, an independent third party. However, for proxy votes inconsistent with its guidelines, together with the Proxy Administrator, Sectoral will review all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. Sectoral also assesses whether any business or other relationships between it and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the CCO for immediate resolution.

6. Reporting and Record Retention

Vote Summary Reports will be generated for each client that requests Sectoral to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

Sectoral retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document material to a proxy voting decision such as Sectoral’s voting guidelines and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

T. ROWE PRICE ASSOCIATES, INC

T. ROWE PRICE INTERNATIONAL, INC

T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., and T. Rowe Price Global Investment Services Limited (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate and social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Proxy Services Group. The Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained RiskMetrics Group (“RMG”), formerly known as Institutional Shareholder Services (“ISS”), as an expert in the proxy voting and corporate governance area. RMG specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon RMG research in establishing T. Rowe Price’s proxy voting guidelines, and many of our guidelines are consistent with RMG positions, T. Rowe Price deviates from RMG recommendations on some general policy issues and a number of specific proxy proposals.

Meeting Notification

T. Rowe Price utilizes RMG’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. RMG tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, RMG procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Governance Analytics, RMG’s web-based application. RMG is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

Vote Determination

RMG provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

Election of Directors—T. Rowe Price generally supports slates with a majority of independent directors. T. Rowe Price votes against outside directors that do not meet certain criteria relating to their independence but who serve on key board committees. We vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We also vote against inside directors serving on key board committees and directors who miss more than one-fourth of the scheduled board meetings. We may vote against directors for failing to establish a formal nominating committee, as well as compensation committee members who approve excessive compensation plans. We support efforts to elect all board members annually because boards with staggered terms act as deterrents to takeover proposals. To strengthen boards’ accountability to shareholders, T. Rowe Price generally supports proposals calling for a majority vote threshold for the election of directors.

Anti-takeover, Capital Structure and Corporate Governance Issues—T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company’s auditor, we oppose auditors who have a significant non-audit relationship with the company.

Executive Compensation Issues—T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company’s peers, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests, and the retention of key personnel has become a genuine risk to the company’s business. For companies with particularly egregious pay practices such as excessive severance packages, perks, and bonuses (despite under-performance), or moving performance targets (to avoid poor payouts), we may vote against compensation committee members. Finally, we vote for proposals (either management or shareholder-sponsored) calling for shareholder ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) a majority of the time.

Mergers and Acquisitions—T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.

Social and Corporate Responsibility Issues—Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using RMG’s proxy research. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies—RMG applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for all markets. The Proxy Committee has reviewed RMG’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with RMG recommendations.

Votes Against Company Management—Where RMG recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. Consequently, if a portfolio manager believes that management’s view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she votes contrary to management. Also, our research analysts present their voting recommendations in such situations to our portfolio managers.

Index and Passively Managed Accounts—Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes—In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking—Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan—The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, the Proxy Administrator enters votes electronically into RMG’s Governance Analytics system. RMG then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

On a daily basis, the Proxy Administrator queries the Governance Analytics system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from RMG, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations—Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

RECORD RETENTION

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by RMG in its capacity as voting agent. All proxy voting materials and supporting documentation are retained for six years.

TURNER INVESTMENT PARTNERS, INC.

TURNER INVESTMENT MANAGEMENT LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003

Last revised: April 1, 2007

Victory Capital Management

Proxy Voting Policy

Effective Date: August 18, 2003

Revised Date: September 25, 2007

PROXY VOTING POLICY

When Victory client accounts hold stock that Victory is obligated to vote, the voting authority will be exercised in accordance with:

•	the direction and guidance, if any, provided by the document establishing the account relationship

•

principles of fiduciary law and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. Both require Victory to act in the best interests of the account. In voting such stock, Victory will exercise the care, skill, prudence, and diligence a prudent person would use, considering the aims, objectives, and guidance provided by the documents governing the account

Victory votes client securities in the best interests of the client. In general, this entails voting client proxies with the objective of increasing the long-term economic value of client assets.* In determining the best interests of the account, Victory considers, among other things, the effect of the proposal on the underlying value of the securities (including the effect on marketability of the securities and the effect of the proposal on future prospects of the issuer), the composition and effectiveness of the issuer’s board of directors, the issuer’s corporate governance practices, and the quality of communications from the issuer to its shareholders.

Where Victory has an obligation to vote client proxies:

•	reasonable efforts will be made to monitor and keep abreast of corporate actions

•	all stock, whether by proxy or in person, will be voted, provided there is sufficient time and information available

•	a written record of such voting will be kept by Victory or its designated affiliate

•	the Proxy and Corporate Activities Committee (the “Proxy Committee”) will supervise the voting of client securities (subject to the review of Victory’s appropriate Chief Investment Officer)

•	Note: “Clients” include, without limitation, separately managed accounts, mutual funds, and other accounts and funds for which Victory serves as investment adviser or sub-adviser.

•	Victory’s entire Policy and Procedures are available upon request via our website at www.victoryconnect.com, or by e-mailing us at Compliance_Victory@victoryconnect.com.

Proxy Recall for Securities Lending, as required:

Victory will use reasonable efforts to determine if the recall of a security on loan is warranted in time to vote proxies if the fund knows that a vote concerning a “material” event will occur.

•

Victory may utilize the services of an independent third-party to assist in the process of recalling loaned out shares including, but not limited to, assisting Victory to anticipate record dates for upcoming high profile meetings for which it may recall shares in advance of voting.

•

Appropriate information will be sent to the Securities Lending Group with the specific record date of the security that needs to be recalled. Once the security is recalled, the proxy will flow into Victory’s normal voting procedures.

•	Note: “Clients” include, without limitation, separately managed accounts, mutual funds, and other accounts and funds for which Victory serves as investment adviser or sub-adviser.

•	Victory’s entire Policy and Procedures are available upon request via our website at www.victoryconnect.com, or by e-mailing us at Compliance_Victory@victoryconnect.com.

STATEMENT OF CORPORATE GOVERNANCE

The rights associated with stock ownership are as valuable as any other financial assets. As such, they must be managed in the same manner. Victory has established voting guidelines that seek to protect these rights while attempting to maximize the value of the underlying securities.

PROXY VOTING PROCEDURE

The Proxy Committee determines how proxies will be voted, or in those instances where Victory has sole or shared voting authority over client securities, recommendations will be made. Proxy’s are presented to the committee through the Corporate Actions Department. Actual votes are submitted by the Corporate Actions Department and/or the Proxy Committee. Decisions are based exclusively with the best interest with the shareholders in mind.

Voting may be executed through administrative screening per established guidelines with oversight by the Proxy Committee or upon vote by a quorum of the Proxy Committee.

Victory’s investment research department’s opinion concerning the management and prospects of the issuer may be taken into account in determining whether a vote for or against a proposal is in the client’s best interests. Insufficient information, onerous requests or vague, ambiguous wording may indicate that a vote against a proposal is appropriate, even when the general principal appears to be reasonable.

The Proxy Committee is comprised of at least the following: Chief Administration Officer, a Senior Equity Analyst, Victory and Key Private Bank Senior Portfolio Managers, and Head of Fund Administration. Quorum exists when at least three voting committee members are either in attendance or participate remotely via video or teleconference. Approval is based on majority votes of committee.

VOTING GUIDELINES

The following guidelines are intended to assist in voting proxies and are not to be considered rigid rules. The Proxy Committee is directed to apply these guidelines as appropriate. On occasion, however, a contrary vote may be warranted when such action is in the best interests of the account or if it is required under the documents governing the account.

The committee may also take into account independent third-party, general industry guidance or other governance board review sources when making decisions. The committee may additionally seek guidance from other senior internal sources with special expertise on a given topic, where it is appropriate.

When the Proxy Committee decides to vote against a proposal which is generally approved, or votes in favor of a proposal which is generally opposed, the reason for the exception will be recorded.

The following is a discussion of selected proxy proposals which are considered periodically at annual meetings. Victory’s general position with regard to such proposals is also included.

CORPORATE GOVERNANCE

Confidential Voting	Generally Approved

Confidential voting eliminates the possibility for management to apply pressure to institutional shareholders with which a business relationship exists. It should be noted that the Department of Labor’s “Avon Letter” and the investigation of proxy voting violations in 1988 may have lessened the need for confidential voting.

Equal Access Proposals	Generally Approved

As owners of the company, shareholders should have access to a company’s proxy in order to vote on issues of importance.

Cumulative Voting	Generally Opposed

Cumulative voting may prevent the majority of shareholders from electing a majority of the board. Cumulative voting requires fewer votes to obtain a board seat, therefore, it promotes single interest representation on the board which may not be representative of the interests and concerns of all shareholders.

Unequal Voting Rights	Generally Opposed

Victory would vote against any provisions that would dilute the current voting power of shareholders, since one of the assets of a shareholder is the ability to effect change through proxy voting. Victory firmly believes all shareholders should be treated equitably. One share, one vote.

Super-Majority Vote Requirements	Generally Opposed

Victory is opposed to proposals requiring a vote of more than two-thirds of the shareholders to amend any bylaws or charter provisions, or to approve a merger or other business combination. Super-majority vote provisions may stifle bidder interest in the issuer and thereby devalue its stock.

Majority Voting Proposals	Review Case-by-Case

Victory generally supports reasonably crafted shareholder proposals calling for directors to be elected through an affirmative majority of votes cast and/or the elimination of the plurality standard in uncontested elections, unless the company has adopted meaningful alternatives within their formal corporate governance process.

By-Laws Amended By Board Of Directors
Without Shareholder Approval	Generally Opposed

Since one of the rights of a shareholder is the ability to effect change through proxy voting, it would not be in their best interest to allow the board to influence policy and change the by-laws of the company without shareholder input. Victory would vote against any action taken by the board to prevent shareholders from deciding policy.

Amendments
To By-Laws Or Charters	Case-by-Case

In general, Victory approves technical amendments for companies with a solid track record of good corporate governance. However, Victory reserves the right to oppose issues for companies with questionable practices relating to governance issues.

CORPORATE GOVERNANCE

Blank-Check Preferred Stock	Generally Opposed

Blank-check preferred stock provides flexibility in financing, and can be used as an entrenchment device. The issuing company can use this tactic as a poison pill when distributed to stockholders with rights attached, or it can be issued with superior voting rights to friendly parties.

Pre-Emptive Rights	Generally Approved

Pre-emptive rights provide existing shareholders with the first opportunity to purchase shares or new issues of company stock. Victory may not recommend exercising the rights for several reasons, including lack of liquidity or the transaction may not be in the best interest of client’s accounts. However, in certain cases the rights are transferable and Victory may recommend selling. The primary reason for the approval of rights offerings is to limit the amount of dilution new shares cause current shareholders.

Expensing Options	Generally Approved

Victory believes shareholders should have an accurate picture of a company’s financial picture, therefore, the company should fully account for stock options.

Eliminate Shareholders’
Right To Call A Special Meeting	Generally Opposed

In general, Victory opposes proposals to eliminate the right of shareholders to call a special meeting or the position that a minimum of 25% of the shareholders are required to call a special meeting. Reason: shareholders may lose the right to remove directors or initiate a shareholder resolution without waiting for the next regularly scheduled meeting, especially if shareholders do not have the right to act by written consent.

Restriction of Shareholder Action
By Written Consent	Generally Opposed

Victory generally opposes proposals to restrict or prohibit a shareholders’ ability to take action by written consent. Shareholders may lose the ability to remove directors or initiate a shareholder resolution if they must wait for the next scheduled meeting.

Appointment Of Auditors	Generally Approved

Victory expects a company to have completed its due diligence on the auditors; therefore, selection is approved. However, in cases where auditors have failed to render accurate financial statements, votes are withheld. A favorable position is given to auditors who receive more compensation from their audit engagement than other services with the company.

Corporate Name Change	Generally Approved

A name change often is used to reflect the brand and image of the business. Under most circumstances, this change is a marketing initiative, has no effect on governance and does not infringe on shareholders’ rights.

Expansion of Business Activity	Review Case-by-Case

Existing shareholders should approve any restatement of the business purposes or fundamental change in operations. In addition, shareholders should review any expansion or development of company objectives and activities.

CORPORATE GOVERNANCE

Change In The Date Or Location
Of Annual Meetings	Generally Approved

Victory supports provisions that encourage changes in the date and location of annual meetings. A rotating schedule enables shareholders across the nation to attend the meetings and express their views.

Change In Investment Company
Agreements With Advisors	Generally Approved

Victory approves a change in the investment company’s agreement with the advisor when it is in the long-term best economic interest of the shareholders.

For Investment Companies,
Continuation Of Company Management, Administration or Investment Advisor	Generally Approved

Victory supports contracts when performance of the investment companies is relatively close to the appropriate benchmark.

Converting Closed-end Fund
To Open-end Fund	Review Case-by-Case

Victory supports such conversions when it is in the long-term best economic interest of the shareholders. Some of the factors reviewed would include: past performance, the level of discount or premium compared to the NAV, expense structure and the overall effect on competitiveness and future prospects within the market that the fund invests.

Changing Investment Company
Fundamental Investment Restrictions	Review Case-by-Case

Victory generally reviews such proposals based on factors that include, but are not limited to: the nature of the restriction to be changed, reasons given for such a change, the likely impact to the overall portfolio and long-term best economic interests of the shareholders.

Transaction Of Such Other Business
As May Properly Come Before The Meeting	Generally Opposed

Victory generally opposes proposals requesting voting approval in the form of other business.

BOARD OF DIRECTORS

Required Majority Of Independent Directors	Generally Approved

Victory believes shareholders are best served when the Board of Directors includes a significant number (preferably a majority) of individuals who are independent and outside of the firm. Independent directors can bring the most objective and fresh perspective to the issues facing the company. Independent directors are less hampered when fulfilling their obligations to monitor top management performance and responsiveness to shareholders and are less likely to be involved in conflict of interest situations.

Change In The Number Of Directors	Generally Approved

Victory approves a change in the number of directors as long as a satisfactory explanation is provided and the number of directors is reasonable.

BOARD OF DIRECTORS

Classified Boards	Review Case-by-Case

Classified boards do provide stability and continuity. However, Victory may oppose this position under the certain circumstance, such as: a proxy fight is won and one-third of the directors are replaced. Running the company with a board that is one-third hostile is very difficult and the vote would be perceived as a loss of confidence in management.

Outside Director Stock Option Plan	Review Case-by-Case

The interest of outside directors should be aligned with both shareholders and inside directors. Victory supports the position whereby directors hold a minimum level of stock in the company. Another way to ensure the interests of shareholders are matched with those of the outside directors is to award options as a part of compensation. However, Victory would vote against any plan that awards any director excessively.

Election of Management’s
Nominees for Directors	Generally Approved

Victory supports management’s recommendation for any qualified individual to represent the shareholders. Factors considered include: attendance at meetings, company performance, stock ownership, and the independence of each director.

Corporate Board Diversity	Review Case-by-Case

Victory supports voluntary efforts by shareholders and board members to increase diversity on corporate boards. Support also is given to the appointment of qualified directors with diverse backgrounds; however, the issue of quotas is not supported.

Indemnification Of Directors	Generally Approved

In general, indemnification is necessary to attract qualified board nominees in today’s litigious environment; however, monetary liability generally is not eliminated, or limited, for breach of duty, lack of loyalty, acts or omissions not performed in good faith, or any transaction in which the director derived an improper benefit.

Removal Of A Director Only For Cause	Generally Approved

In cases such as gross negligence or fraud, dismissal from the board is warranted. Victory fully supports this position.

Severance Packages	Review Case-by-Case

Severance packages for outside directors may be appropriate when a merger is planned for the best interest of shareholders; however, severance packages tailored solely as incentives to approve a merger generally are not approved. Since severance packages for outside directors could be viewed as buying their vote and not sound corporate governance, Victory will generally oppose these issues.

Share Ownership	Generally Approved

Directors are encouraged to be shareholders in order to better align their goals with those of the rest of the shareholders; however, an absolute level of ownership is not supported. Given the tenure and financial position of the director, reasonable efforts to hold the shares should be expected.

BOARD OF DIRECTORS

Advisory Committee	Review Case-by-Case

A major privilege of a shareholder is the right to express one’s views to management and the board of directors. If communication between shareholders and management does not take place effectively, an advisory committee can effectively express the equity holder’s views. The scope of responsibility of the advisory committee should be limited to subjects involving corporate governance issues. Victory rejects measures that would allow the advisory committee input into the day-to-day management of the company.

Director Liability	Generally Approved

Without the assurance a director’s personal assets will be protected in case of legal action, companies may have a difficult time retaining and attracting good directors. Victory favors proposals that expand coverage where directors were found to have acted in good faith; however, directors should be held accountable for their actions, and Victory would be against any proposals that reduce or eliminate personal liability when current litigation is pending against the board.

Limit Director Tenure	Generally Opposed

Term limits could result in the dismissal of directors who significantly contribute to the company’s success and represent shareholder’s interests effectively. Victory recognizes the position may take a director a number of years to fully understand the details of the company and the nuances of serving on the board.

Minimum Stock Ownership	Generally Approved

Victory believes stock ownership requirements more closely align the director’s interests with those of the shareholders they were elected to represent.

Separate Chair Person and CEO	Review Case-by-Case

Victory may support proposals requiring that the position of chair be filled by an independent director, depending upon the particular circumstance and relevant considerations. Examples of considerations include, but are not limited to, having: a designated independent lead director, a two-thirds independent board, key committees that are comprised of independent directors and a company that does not materially under-perform its peers.

Approve Directors Fees
Paid In Stock and Cash	Generally Approved

Victory supports proposals that allow directors to have their annual fees paid in both cash and stock. Directors also should be shareholders in order to align their interests with those they represent.

TAKEOVER DEFENSE AND RELATED ACTIONS

Mergers Or Other Combinations	Review Case-by-Case

Victory votes in the best long-term economic interest of the shareholders. When making recommendations, the following considerations are made: the premium received, the trend of the stock, prior to the announcement, for both sides of the transaction, the leverage, the effects on the credit rating of the merger and the reasons for the merger. Also, a number of ratios and factors are reviewed prior to making our recommendation.

Leverage Buyout	Review Case-by-Case

Victory would support a buyout if the shareholders receive the appropriate premium and/or it was in the best long-term economic interest of the company.

TAKEOVER DEFENSE AND RELATED ACTIONS

Fair Price Provisions	Generally Opposed

In general, Victory opposes the following when accompanied by a super-majority provision: a clause requiring a super-majority shareholder vote to alter or repeal the fair price provision, in excess of two-thirds. Victory also generally opposes if the pricing formula is such that the price required is unreasonably high and/or designed to prevent a two-tier, front-end-loaded hostile tender offer. Since shareholders do not want to get caught in the second tier, they act selfishly and tender their shares in the first tier so that, effectively, all shareholders are coerced into accepting the offer.

Change In The Number Of
Authorized Common Shares	Generally Approved

It is important for companies to have a cushion for acquisitions, for public offerings, fund stock splits and dividends and for other ordinary business purposes.However, the authorization could raise a corporate governance issue such as targeted share placement. Victory is opposed to this issue if the targeted share placement was for the sole purpose of defeating an appropriately valued offer.

Anti-Greenmail Provision	Review Case-by-Case

Victory favors equal treatment for all shareholders, but anti-greenmail provisions may severely limit management’s flexibility (for example, share repurchase programs Class shares with special features.) Victory may approve if it is determined that the Greenmail may prevent an acquisition that would be detrimental to the long-term interests of shareholders.

Approval of Poison Pills	Review Case-by-Case

Victory generally opposes poison pills used to prevent takeover bids that are in the best interest of shareholders. Certain shareholder rights plans, however, protect the interest of shareholders by enabling the board to respond to unsolicited bids.

Proposals To Opt Out Of State
Anti-Takeover Laws	Review Case-by-Case

Victory approves measures that benefit current shareholders. Proposals that are overwhelmingly in favor of the board at the expense of shareholders would be opposed.

Reincorporation	Generally Approved

In general, Victory approves reincorporation actions; however, when a change of state of incorporation increases the capacity of management to resist hostile takeovers, the action should be closely examined.

COMPENSATION PLAN

Executive Stock Option Plans	Generally Approved

Generally, Victory supports the adoption of Executive Stock Option Plans. Provisions that accelerate option plans in the event of change of control are also generally approved. Victory will, however, oppose plans where the exercise price drops below market price and/or the dilution is greater than 10%, particularly if the company is mature or executive compensation is excessive. In the case of rapidly growth, cash-short companies with reasonable executive salaries, Victory may approve a plan where dilution exceeds 10%.

Adopt Restricted Stock Plan	Review Case-by-Case

Restricted stock plans should be kept at minimum levels because they cost more when compared to traditional stock option plans. Additionally, incentives are less than the established plans.

COMPENSATION PLAN

Repricing Of Outstanding Options	Generally Opposed

Generally, Victory opposes any proposal that would reprice outstanding stock options. Such actions are not in the best interest of shareholders, because it is not appropriate to allow option holders to profit from stock underperformance.

Equity Based Compensation Plan	Review Case-by-Case

Awards other than stock options and RSAs (Restricted Stock Award) should be identified as being granted to officers/directors and the number of shares awarded should be reasonable.

Golden Parachutes	Review Case-by-Case

When a takeover is considered likely, it would be difficult for a company to attract and retain top managers without severance payments for involuntary termination or significant reduction in compensation, duties, or relocation after a change in control. However, parachutes in excess of 2.99 times the previous year’s salary and bonus combined are considered exorbitant and generally would be opposed.

Cap On Executive Pay	Review Case-by-Case

Victory would vote against any absolute limit on executive compensation. However, compensation that better matches management and shareholder interests is supported. Additionally, executive compensation needs to be linked to the overall performance of the company.

Link Pay To Performance	Review Case-by-Case

Victory supports plans that align compensation with operational and financial performance. Proposals that link compensation to performance measurements such as peer groups are generally approved. Plans that reward executives regularly and excessively for company underperformance compared to its peer group are not supported.

Loans Or Guarantees Of Loans
To Officers And Directors	Generally Opposed

In the wake of a number of different scandals involving loans to officer and directors, Victory believes it is in the best interest of shareholders to vote against any loans or guarantees to officers or directors.

CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

Restructure/Recapitalize	Review Case-by-Case

Generally, Victory approves proposals that are in a company’s best long-term economic interest, as well as those that protect a client’s position. These proposals involve the alteration of a corporation’s capital structure, such as an exchange of bonds for stock.

Spin-Offs	Review Case-by-Case

In cases of spin-offs, Victory reviews whether the transaction is in the best long-term economic interest of the shareholder.

CAPITAL STRUCTURE, CLASSES OF STOCK AND RECAPITALIZATION

Tracking Stock	Review Case-by-Case

Victory would consider the compensation shareholders receive in the event a tracking stock is released. If the company is trying to unlock or spin-off segments that are underperforming or inhibit overall performance, the transaction is reviewed to determine whether value is created for our positions. If the subsidiary has little corporate governance, excessive dilution to current shareholders is present, or any other signs of malfeasance is present, Victory would take an opposing position.

Changes To Preferred Stock	Review Case-by-Case

Preferred stock can be used as a sound management tool to raise capital and/or increase financial flexibility. However, in instances where it is being used as a part of an anti-takeover package, Victory would oppose the changes.

Share Buyback	Generally Approved

Generally, Victory approves buybacks that are “at or above” the current market price. However, when management uses this as an entrenching tool to prevent hostile takeovers, or in cases where management uses buyback to prevent acquisitions, Victory would take an opposing position.

Authority To Issue Additional Debt	Review Case-by-Case

The issuance of additional debt may be beneficial to a company under certain circumstances. However, Victory may vote against any excessive issuance of debt that would cause, for example, a drop in the rating of the company’s debt and the company itself.

Stock Splits And Stock Dividends	Generally Approved

Victory supports stock splits and stock dividends if they are in the best long-term economic interest of the shareholders. Splits are considered positive because they increase liquidity and allow a greater number of people to hold the shares. Dividends are considered positive because they return capital and enhance returns for shareholders.

SOCIAL ISSUES

Social Issues In General	Review Case-by-Case

When evaluating social issues such as human rights, labor and employment, the environment, and tobacco, Victory considers such proposals based on the expected impact to the shareholder and their long-term economic best interest. As applicable, Victory may additionally factor corporate governance concerns, reasonableness of each request and related business exposure to the company when analyzing the expected potential impact to shareholders.

Equal Opportunity	Review Case-by-Case

Victory will generally support reports outlining a company’s affirmative action initiatives unless the requests are considered excessive or costly beyond their expected benefit to shareholders. However, Victory may vote against such proposals if relevant actions are already reasonably being met. A few examples would be that the company has well documented equal opportunity programs or the company already publicly reports on its initiatives and provides data on workforce diversity.

SOCIAL ISSUES

Sustainability Reporting	Review Case-by-Case

Victory will generally support proposals requesting that a company report on policies and initiatives related to relevant social, economic, and environmental sustainability, unless such proposals are considered excessive or costly beyond their expected benefit to shareholders. However, Victory may vote against such proposals if relevant actions are already reasonably being met. A few examples would be: that the company already discloses similar information through existing reports, policies or codes of conduct; or, the company has formally committed to the implementation of a reporting program based on industry accepted guidelines within a reasonable timeframe.

Political Contributions	Review Case-by-Case

Victory may support proposals that are reasonable in request, cost and information availability, related to the disclosure of corporate contributions. Victory will generally not support political contribution proposals considered excessive, costly or structured to require disclosure beyond political action committee regulations.

INTERNATIONAL CORPORATE GOVERNANCE

Victory will follow the established Proxy Voting Policy guidelines already in place, unless otherwise noted below when voting International Corporate Governance proxies. Any issue not covered within the guidelines will be evaluated by the Proxy Committee on a case-by-case basis.

Receiving and/or Approving
Financial Reports	Generally Approved

Typically, it is customary for international firms to approve audited financial reports (prior) at the annual meeting. However, this may be opposed in cases where there are (serious) concerns regarding practices of the Board or (audit) committees appointed by the Board.

Payment of Final Dividends/
Return of Capital	Generally Approved

Stock dividends are generally approved and in the best long-term economic interest of the shareholders. Dividends (are considered positive because they) return capital and enhance returns for shareholders.

Share Repurchase Plan	Generally Approved

Vote FOR a plan by which the company buys back its own shares, if the plan is offered to all shareholders.

Share Issuance Requests	Review Case-By-Case

Victory will generally support share issuance request with preemptive rights. However, Victory may vote on a case-by-case basis on specific issuances with or without preemptive rights.

Victory will vote proxies for international holdings in the best interests of its shareholders. Victory will attempt to process every proxy it receives for all International foreign proxies. However, there may be situations in which Victory may vote against, withhold a vote or cannot vote at all. For example, Victory may not receive a meeting notice in enough time to vote or Victory may not be able to obtain enough information on the international security, in which case we will vote against.

ADDITIONAL TOPICS

Any issue not covered within the guidelines will be evaluated by the Proxy Committee on a case-by-case basis.

MATERIAL CONFLICTS OF INTEREST

In the event a material conflict of interest arises between Victory’s interests and those of a client during the course of voting client’s proxies, the Proxy Committee shall:

•	We vote the proxy in accordance with the Proxy Voting Guidelines unless such guidelines are judged by the Proxy Committee to be inapplicable to the proxy matter at issue

•	In the event that the Proxy Voting Guidelines are inapplicable, determine whether a vote for, or against, the proxy is in the best interest of the client’s account

•	document the nature of the conflict and the rationale for the recommended vote

•	solicit the opinions of KeyCorp’s Chief Risk Officer, Chief Compliance Officer, or their designee, or consult an external, independent adviser

•	If a member of the Proxy Committee has a conflict (e.g.—family member on board of company)—he/she will not vote (or recluse themselves from voting).

•

Report to the Board any proxy votes that took place with a material conflict situation present, including the nature of the conflict and the basis or rationale for the voting decision made. Such a report should be given at the next scheduled Board Meeting or other appropriate timeframe as determined by the Board.

RECORDKEEPING

In accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940, as amended, Victory will retain the following records with respect to proxy voting:

•	copies of all policies and procedures required by Rule 206(4)-6

•	a written record of votes cast on behalf of clients

•	any documents prepared by Victory or the Proxy Committee germane to the voting decision

•	a copy of each written client request for information on how Victory voted proxies on such client’s behalf

•	a copy of any written response by Victory to any written or verbal client request for information on how Victory voted such client’s proxies

GLOSSARY

Blank Check Preferred Stock—A popular term for preferred stock in which the board of directors is given broad discretion to establish voting, conversion, dividend and other rights of preferred stock at the time the board issues the stock. Some boards that have authority to issue blank check preferred stock have used it to create takeover defenses.

Bylaw—Bylaws supplement each company’s charter, spelling out in more specific detail general provisions contained in the charter. Board of Directors often have the power to change bylaw provisions without shareholder approval.

Charter—Also known as the articles of incorporation, the charter sets forth the respective rights and duties of shareholders, officers, and directors. The charter constitutes the fundamental governing rules for each corporation. Shareholder approval is required to amend a company’s charter.

Classified Board—A classified board is a board that is divided into separate classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes; each year, one-third of the directors stand for election. A classified board makes it difficult to change control of the board through a proxy contest, since it would normally take two years to gain control of a majority of board seats.

Confidential Voting—Also known as closed voting or voting by secret ballot, under confidential voting procedures, all proxies, ballots and voting tabulations that identify shareholders are kept confidential. Independent vote tabulators and inspectors of election are responsible for examining individual ballots, while management and shareholders are only told vote totals.

Corporate Governance—Corporate governance is the framework within which corporations exist. Its focus is the relationship among officers, directors, shareholders, stakeholders and government regulators, and how these parties interact to oversee the operations of a company.

Cumulative Voting—Normally, shareholders cast one vote for each director for each share of stock owned. Cumulative voting permits shareholders to apportion the total number of votes they have in any way they wish among candidates for the board. Where cumulative voting is in effect, a minority of shares may be able to elect one or more directors by giving all of their votes to one or several candidates.

Fair Price Requirements—Fair price requirements compel anyone acquiring control of a corporation to pay all shareholders the highest price that the acquirer pays to any shareholder during a specified period of time. Fair price requirements are intended to deter two-tier tender offers in which shareholders who tender their shares first receive a higher price for their shares than other shareholders.

Greenmail—Greenmail refers to the practice of repurchasing shares from a bidder at an above-market price in exchange for the bidder’s agreement not to acquire the target company. Greenmail is widely considered to a form of blackmail. Some companies have attempted to deter greenmail by adding anti-greenmail provisions to their chargers.

Indemnification—Indemnification permits corporations to reimburse officers and directors for expenses they incur as a result of being named as defendants in lawsuits brought against the corporation. Indemnification often covers judgment awards and settlements as well as expenses. Without indemnifications, or directors’ liability insurance, most companies would be unable to attract outside directors to serve on their boards.

Majority Voting—The standard whereby a director or nominee will be elected only if receiving an affirmative majority of votes cast, even if running unopposed for an open seat. In contrast, the plurality standard holds that a nominee or director will be elected based on having received the most votes, whether or not having received an affirmative majority of votes cast.

GLOSSARY

Poison Pill—The popular term for a takeover defense that permits all shareholders other than an acquirer to purchase shares in a company at a discount if the company becomes a takeover target. A company with a pill (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs. The triggering event occurs when an acquirer buys more than a specified amount of a target company’s stock without permission of the target company’s board. Once the pill is triggered, shareholders (except for the acquirer) usually have the right to purchase shares directly from the target company at a 50 percent discount, diluting both ownership interest and voting rights. Most pills have provisions that permit the board to cancel the pill by redeeming the outstanding warrants or rights at nominal cost. Pills can force acquirers to bargain directly with a target company’s board, but they can also be used to deter or to block acquisition bids altogether. Corporations are not required by law to submit their poison pills for shareholder approval, and very few companies have chosen to seek shareholder approval.

Pre-emptive Rights—pre-emptive rights are intended to allow existing shareholders to maintain their proportionate level of ownership by giving them the opportunity to purchase additional shares pro rata before they are offered to the public. preemptive rights are something of an anachronism today because shareholders of publicly traded companies who want to maintain their proportionate ownership interest may do so by purchasing shares in the open market. Many companies whose charters have pre-emptive rights provisions have asked shareholders to amend their charters to abolish pre-emptive rights.

Proxy—The granting of authority by shareholders to others, most often corporate management, to vote their shares at an annual or special shareholders’ meeting.

Proxy Contest—Proxy contests take different forms. The most common type of proxy contest is an effort by dissident shareholders to elect their own directors. A contest may involve the entire board, in which case the goal is to oust incumbent management and take control of the company. Or, it may involve a minority of board seats, in which case dissidents seek a foothold position to change corporate strategy without necessarily changing control. Proxy contests may also be fought over corporate policy questions; dissidents may, for example, wage a proxy contest in support of a proposal to restructure or sell a corporation. Many proxy contests are today waged in conjunction with tender offers as a means of putting pressure on a target company’s board to accept the tender offer. In a well-financed proxy contest, dissidents usually print and distribute their own proxy materials, including their own proxy card. Proxy contests usually feature letter writing and advertisement campaigns to win shareholder support.

Proxy Recall—Recalling of loaned out securities before record date to exercise voting rights.

Proxy Statement—A document in which parties soliciting shareholder proxies provide shareholders with information on the issues to be voted on at an annual or special shareholder’s meeting. The soliciting party generally presents arguments as to why shareholders should grant them their proxy. The information that must be disclosed to shareholders is set forth in Schedule 14A of the Securities Exchange Act of 1934 for a proxy solicited by the company and in Schedule 14B for the act for proxies solicited by others.

Recapitalization Plan—A recapitalization plan is any plan in which a company changes its capital structure. Recapitalization can result in larger or smaller numbers of shares outstanding, or in creation of new classes of stock in addition to common stock. Recapitalization plans must be approved by shareholders.

Reincorporation—Reincorporation refers to changing the state of incorporation. A company that reincorporates must obtain shareholder approval for the move and for the new charter it adopts when it shifts its state of incorporation. Many reincorporations involve moves to Delaware to take advantage of Delaware’s flexible corporate laws.

GLOSSARY

Restricted Stock—Stock that must be traded in compliance with special SEC regulations concerning its purchase and resale from affiliate ownership, M&A activity and underwriting activity.

Restructuring Plan—A restructuring plan is any plan that involves a significant change in a company’s capital structure. This would include a recapitalization plan, a leveraged buyout, or a major sale of assets. Restructuring plans after shareholder approval before they can be implemented.

Rights of Appraisal—Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal generally applies to mergers, sales of essentially all assets of the corporation, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.

Share Repurchase Plan—A repurchase plan is a program by which a Company buys back its own shares from the market, thereby, reducing the number of outstanding shares. This is generally an indication that the Company thinks the shares are undervalued.

Stakeholder Laws—In essence, stakeholder laws state that corporate directors owe a duty to a host of constituencies beyond shareholders: local communities, employees, suppliers, creditors, and others. This is in contrast to the traditional model of the publicly held corporation in law and economics which says that corporate directors have a legally enforceable duty to one constituency—their shareowners.

Street Name/Nominee Name—Holding a customer’s stock ‘in street name’ is when broker-dealers, banks, or voting trustees register the shares held for customer accounts in their own names. Such a system makes it more difficult to obtain shareholder information. Note that often the legal owners are not the beneficial owners of the stock and therefore may not have the power to vote or direct the voting of the stock. The beneficial owners direct the brokers and banks as to whether their identity may be disclosed.

Supermajority—Most state corporation laws require that mergers, acquisitions and amendments to the corporate charter be approved by a majority of the outstanding shares. A company may, however, set a higher requirement by obtaining shareholder approval for a higher threshold. Some supermajority requirements apply to mergers and acquisitions. Others apply to amendments to the charter itself—that is, the charter, or certain parts of it, may be amended in the future only if the amendments receive the specified supermajority level of support.

Sustainability Report—A company report on policies and initiatives related to social, economic or environmental issues.

Unequal Voting—Corporations with dual class capitalization plans usually have two classes of stock with different voting and dividend rights. Typically, one class of stock has higher voting rights and lower dividend rights. Insiders owning the higher voting shares are able to maintain control, even though they usually own only a fraction of the outstanding shares.

Written Consent—The ability to act by written consent to allow shareholders to take action collectively without a shareholders’ meeting. The written consent procedure was developed originally to permit closely held corporations to act quickly by obtaining consents from their shareholders. The procedure is, however, available in many states to publicly traded companies as well, unless prohibited or restricted in a company’s charter. Many companies have sought shareholder approval to restrict or abolish the written consent procedure; their principal reason for doing so is to prevent takeovers opposed by the incumbent board and management.

EXECUTIVE COMPENSATION TERMS

At-the-Money Option—An option with exercise price equal to the current market price.

Bonus Shares—Share awards which in some cases may not vest until various performance goals are met or the employee has remained with the company for a minimum number of years.

Call Option—The right, but not the obligation, to buy shares at a predetermined exercise price before a predetermined expiration date. Holders are rewarded when the option has a ‘positive’ spread, or difference between its exercise price and its market price.

Change-in-Control Provision—A provision in a stock option plan that allows for immediate vesting of outstanding options if certain events take place which may be deemed a change in control, such as the purchase of a majority of the company’s outstanding shares by a third party.

Cliff Vesting—A plan feature providing that all awards vest in full after a specified date. If the employee leaves the company’s employ prior to the vesting date, no partial vesting will occur.

Deferred Stock—A share grant in which the participant receives a specified amount of shares, granted at no cost, if he remain employed with the company for a certain period of time. The participant does not have voting or dividend rights prior to vesting, though dividends typically accumulate until vesting.

Employee Stock Purchase Plan—A plan qualified under Section 423 of the IRS Code, which allows employees to purchase shares of stock through payroll deductions.

Employee Stock Ownership Plan (ESOP)—A qualified defined contribution plan under the IRS Code which allows the ESOP plan trustees to invest up to 100 percent of the plan’s assets in shares or its own company stock. Variants of these plans include the stock bonus plan, the leveraged stock bonus plan (where the trust can borrow money from lending sources to buy more stock), and matching ESOP’s (in which employees match the contribution that the company makes). ESOP’s offer employees tax deferral benefits and companies a tax deduction.

Evergreen Plan—A plan provision that typically increases the number of shares available for the issue under the plan on an annual basis by a predetermined percentage of the company’s common stock outstanding. Such plans often have no termination date and permit the plan to operate indefinitely without further shareholder approval.

Exercise Price—Sometimes referred to as the strike price, this is the price at which shares may be exercised under a plan. Exercise prices may be fixed, variable or tied to a formula.

Formula-Based Stock Incentive Plan—A plan where the participant receives phantom stock or stock-based units, the value of which is based on a formula. This type of plan is similar to a performance share or performance unit plan.

Gun-Jumping Grants—Grants of awards made under a plan or plan amendment prior to shareholder approval of the plan or amendment.

Incentive Stock Options (ISO’s)—Also referred to as qualified stock options, these rights permit the participant to buy shares before the expiration date at a predetermined exercise price set at or above fair market value at grant date. The term of such awards may be ten years or longer. The company is not allowed to take a tax deduction for ISO’s unless a disqualifying disposition takes place.

EXECUTIVE COMPENSATION TERMS

Indexed Option—The right, but not the obligation, to purchase shares at an exercise price that periodically adjusts upward or downward in relation to a market or industry indicator.

In-the-Money Option—An option with an exercise price below the current market price.

Limited Stock Appreciation Rights (LSAR’s)—These rights are triggered by a change in the ownership or control and are generally granted in tandem with ISO’s or NSO’s. The rights permit the holder to receive a cash payment equal to the difference between the exercise price and the market price without having to make a person cash outlay to exercise the option. The design of these rights permits the holder to receive the higher offer in a two-tier tender offer.

Nonqualified Stock Options (NSO’s)—Also referred to as discounted stock options, these rights permit the participant to buy shares before the expiration date at a predetermined exercise price set at or below fair market value at grant date. The term of such awards may be longer or shorter than ten years. The company receives the tax deduction at the time the executive receives income.

Omnibus Plan—A stock-based incentive plan providing significant flexibility by authorizing the issue of a number of award types, which may include incentive stock options, nonqualified stock options, SAR’s, restricted stock, performance shares, performance units, stock grants, and cash.

Out-of-the-Money Option—An option with an exercise price above the current market price.

Performance Shares—Stock grants contingent upon the achievement of specified performance goals. The number of shares available typically varies with performance as measured over a specified period. Few companies clearly identify the criteria used to select performance measures or the specific hurdle rates that must be met. Performance periods typically extend for a three- to five-year period.

Performance Units—Cash awards contingent upon the achievement of specified performance goals. The amount of cash payable typically varies with performance as measured over a specified period. Few companies clearly identify the criteria used to select performance measures or the specific hurdle rates that must be met. Performance periods typically extend for a three- to five-year period.

Phantom Stock—An award ‘unit’ corresponding in number and value to a specified number of shares of the company’s stock. These units do not represent an ownership interest. The grant of units entitles the employee to a bonus based on any corresponding increase in the value of the stock.

Premium-Priced Options—An option whose exercise price is set above fair market value on grant date.

Put Option—The right, but not the obligation, to sell shares at a predetermined exercise price before a predetermined expiration date.

Pyramiding—A cashless exercise method whereby a portion of the shares under option is used as payment for the exercise price of other options.

Reload Options—Options granted to replace shares owned outright that have been swapped as payment of the option exercise price. At the time of the swap, the company grants a new stock option equal to the number of shares swapped. The reloaded options generally have a new vesting period and the same expiration date as the original options.

EXECUTIVE COMPENSATION TERMS

Repricing—An amendment to a previously granted stock option contract that reduces the option exercise price. Options can also be repriced through cancellations and regrants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price.

Restricted Stock—A grant of stock, subject to restrictions, with little or not cost to the participant. Such shares are usually subject to forfeiture if the holder leaves the company before a specified period of time; thus, the awards are often used to retain employees. The restrictions usually lapse after three to five years, during which time the holder cannot sell the shares. Typically, the holder is entitled to vote the stock and receives dividends on the shares.

Section 162(m)—The IRS Code Section that limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken.

Shareholder Value Transfer (SVT)—A dollar-based cost which measures the amount of shareholders’ equity flowing out of the company to executives as options are exercised. The strike price of an option is paid at the time of exercise and flows back to the company. The profit spread, or the difference between the exercise price and the market price, represents a transfer of shareholders’ equity to the executive. The time value of money is also a significant cost impacting shareholders’ equity.

Stock Appreciation Rights (SARs)—An award paid in cash or shares to the employee equal to the stock price appreciation from the time of grant to the exercise date. When granted in tandem with options, the exercise of the SAR cancels the option.

Stock Purchase Right—The right to purchase shares of stock at a discount for a set period of time.

Vesting Schedule—A holding period following grant date during which time options may not be exercised.

Volatility—The potential dispersion of a company’s stock price over the life on an option.

Voting Power Dilution (VPD)—The relative reduction in voting power as stock-based incentives are exercised and existing shareholders’ proportional ownership in the company is diluted.

THRIVENT SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)(1)	Articles of Incorporation of the Registrant (2)

(a)(2)	Amendment to Articles of Incorporation increasing authorized shares (5)

(b)	Restated Bylaws of the Registrant (10)

(c)	Not applicable

(d)(1)	Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (4)

(d)(2)	Amendment No. 4 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (12)

(d)(3)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Pyramis Global Advisors, LLC (12)

(d)(4)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Mid Cap Value Portfolio (12)

(d)(5)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset Management LP (10)

(d)(6)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Mercator Asset Management LP (12)

(d)(7)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc. (4)

(d)(8)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc. (*)

(d)(9)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (10)

(d)(10)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Principal Global Investors, LLC (12)

(d)(11)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Aberdeen Asset Management Investment Services Limited (12)

(d)(12)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Victory Capital Management Inc. (12)

(d)(13)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and BlackRock Investment Management, LLC (12)

(d)(14)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calamos Advisors LLC (12)

(d)(15)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Calvert Asset Management Company, Inc. (12)

(d)(16)	Form of Investment Advisory Agreement between Calvert Asset Management Company, Inc. and Atlanta Capital Management Company, LLC (12)

(d)(17)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and OppenheimerFunds, Inc. (12)

(d)(18)	Form of Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Sectoral Asset Management Inc. (12)

(d)(19)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (12)

(d)(20)	Amendment No. 1 to the Investment Subadvisory Agreement, effective May 1, 2008, among Thrivent Financial for Lutherans, Registrant and Turner Investment Partners Inc. (*)

(d)(21)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and Goldman Sachs Asset Management, L.P. with respect to the Thrivent Partner Worldwide Allocation Portfolio (12)

(e)	Not Applicable

(f)	Not applicable

(g)(1)	Custodian Contract between the Registrant and State Street Bank and Trust Company (2)

(g)(2)	Amendment to Custodian Contract, dated February 1, 1989 (1)

(g)(3)	Amendment to Custodian Contract, dated January 11, 1990 (1)

(g)(4)	Restated Amendment to Custodian Contract, dated October 6, 2000 (3)

(h)(1)	Expense Reimbursement Letter Agreement (*)

(h)(2)	Participation Agreement among Registrant, Thrivent Financial for Lutherans, and the Thrivent Retirement Plans (8)

(h)(3)	Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (6)

(h)(4)	Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (6)

(h)(5)	Administrative Services Agreement, effective January 1, 2009, between Registrant and Thrivent Financial for Lutherans (*)

(i)	Opinion and Consent of Counsel (*)

(j)	Consent of Independent Registered Public Accounting Firm (*)

(k)	Not applicable

(l)	Not applicable

(m)	Not applicable

(n)	Not applicable

(o)	Not applicable

(p)(1)	Rule 17j-1 Code of Ethics of Registrant (11)

(p)(2)	Sarbanes-Oxley Code of Ethics of Registrant (7)

(p)(3)	Rule 17j-1 Code of Ethics of Aberdeen Asset Management Investment Services Limited (13)

(p)(4)	Rule 17j-1 Code of Ethics of Atlanta Capital Management Company, LLC (*)

(p)(5)	Rule 17j-1 Code of Ethics of BlackRock Investment Management, LLC (11)

(p)(6)	Rule 17j-1 Code of Ethics of Calamos Advisors LLC (11)

(p)(7)	Rule 17j-1 Code of Ethics of Calvert Asset Management Company, Inc. (11)

(p)(8)	Rule 17j-1 Code of Ethics of Goldman Sachs Asset Management, L.P. (13)

(p)(9)	Rule 17j-1 Code of Ethics of Mercator Asset Management LP (13)

(p)(10)	Rule 17j-1 Code of Ethics of OpppenheimerFunds, Inc. (11)

(p)(11)	Rule 17j-1 Code of Ethics of Principal Global Investors, LLC (13)

(p)(12)	Rule 17j-1 Code of Ethics of Pyramis Global Advisors, LLC (*)

(p)(13)	Rule 17j-1 Code of Ethics of Sectoral Asset Management Inc. (*)

(p)(14)	Rule 17j-1 Code of Ethics of T. Rowe Price Associates, Inc. (12)

(p)(15)	Rule 17j-1 Code of Ethics of Turner Investment Partners Inc. (12)

(p)(16)	Rule 17j-1 Code of Ethics of Victory Capital Management Inc. (13)

(q)	Powers of Attorney (16)

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

*	Filed herewith

(1)	Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

(2)	Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

(3)	Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

(4)	Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

(5)	Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16, 2004.

(6)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

(7)	Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of Thrivent Mutual Funds, file no. 33-12911, filed on December 23, 2004.

(8)	Incorporated by reference from Post-Effective Amendment No. 33 to the registration statement of Thrivent Series Funds, Inc., file no. 33-3677, filed on April 22, 2005.

(9)	Incorporated by reference from Post-Effective Amendment No. 57 to the registration statement of Thrivent Mutual Funds, file no. 33-12911, filed on June 29, 2005.

(10)	Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 17, 2007.

(11)	Incorporated by reference from Post-Effective Amendment No. 38 to the registration statement of the Thrivent Series Funds, Inc., file no. 33-3677, filed on February 8, 2008.

(12)	Incorporated by reference from Post-Effective Amendment No. 39 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 25, 2008.

(13)	Incorporated by reference from Post-Effective Amendment No. 64 to the registration statement of Thrivent Mutual Funds, file No. 33-12911, filed on February 20, 2009.

Item 24.	Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant’s sponsor and investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

Parent Company		Thrivent Financial for Lutherans (Wisconsin corp.; fraternal benefit society offering financial services and products)

Holding Company		Thrivent Financial Holdings, Inc. (Delaware corp.; no independent operations)

Wholly owned Subsidiaries of Thrivent Financial Holdings, Inc.	Thrivent Investment Management Inc. (Delaware corp.; broker-dealer and investment adviser)	Thrivent Financial Bank (Federal charter; federally chartered bank)	North Meadows Investment Ltd. (Wisconsin corp.; organized for the purpose of holding and investing in real estate)

	Thrivent Service Organization, Inc. (Wisconsin corp.)	Thrivent Life Insurance Company (Minnesota corp.; life insurance company)	Thrivent Property & Casualty Insurance Agency, Inc. (Minnesota corp.; auto and homeowners insurance agency)

	Thrivent Insurance Agency Inc. (Minnesota corp.; licensed life and health insurance agency)	Thrivent Financial Investor Services Inc. (Pennsylvania corp.; transfer agent)	Thrivent Financial Lifelong Resources Inc. (Minnesota corp.; currently not engaged in any form of business)

Subsidiary of Thrivent Life Insurance Company and Thrivent Investment Management Inc.		Thrivent Asset Management, LLC (DE Limited liability co.; Investment adviser)

Item 25.	Indemnification

Section 4.01 of Registrant’s First Amended and Restated Bylaws, filed as an Exhibit to this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 26.	Business and Other Connections of the Investment Adviser

Thrivent Financial for Lutherans (the “Adviser”) is the investment adviser of the Registrant. The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law. Additional information about the Adviser’s financial industry activities or affiliations is set forth in the Form ADV of Adviser currently on file with the Securities and Exchange Commission (File No. 801-60701). The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.) Unless otherwise indicated, the principal business address of the individuals listed below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name, Principal Occupation and Principal Business Address	Positions and Offices with Adviser
Bruce J. Nicholson President and Chief Executive Officer Thrivent Financial for Lutherans	Chairman, President and Chief Executive Officer

Dr. Addie J. Butler	Director

Name, Principal Occupation and Principal Business Address	Positions and Offices with Adviser
James M. Hushagen Partner Eisenhower & Carlson, PLLC 1201 Pacific Avenue, Suite 1200 Tacoma, WA 98402	Director

F. Mark Kuhlman Vice Chairman SSE Inc. 77 West Port Plaza, Suite 500 St. Louis, MO 63146	Director

Richard C. Lundell President R.C. Lundell, Inc. 7341 Dogwood Excelsior, MN 55331	Director

Paul W. Middeke	Director

Frank H. Moeller Enovate Enterprises 5766 Balconies Drive, Suite 202 Austin, TX 78731	Director

Alice M. Richter	Director

James H. Scott	Director

Dr. Kurt M. Senske President and Chief Executive Officer Lutheran Social Services of the South 8305 Cross Park Drive Austin, TX 78714	Director

Frederick G. Kraegel Bridge Associates LLC 1225 Hyde Lane Henrico, VA 23229

Dr. Albert Siu Vice President Learning Boston Scientific 1 Boston Scientific Place Mail Stop A6 Natick, MA 01761-1537	Director

Adrian M. Tocklin	Director

Allen R. Spies	Director

Pamela J. Moret	Executive Vice President, Strategic Development

Jon M. Stellmacher 4321 North Ballard Road Appleton, WI 54919	Senior Vice President, Chief of Staff

James A Thomsen	Executive Vice President, Member Services

David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Senior Vice President, Centralized Services

Randall L. Boushek	Senior Vice President and Chief Financial Officer

Holly J. Morris	Senior Vice President and Chief Information Officer

Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary

Bradford L. Hewitt	Senior Executive Vice President and Chief Operating Officer

Russell W. Swansen	Senior Vice President–Chief Investment Officer

Katie S. Kloster	Chief Compliance Officer of investment advisory functions

The business and other connections of the officers and directors of Pyramis Global Advisors, LLC are set forth in the Form ADV of Pyramis Global Advisors, LLC currently on file with the Securities and Exchange Commission (File No. 801-63658).

The business and other connections of the officers and directors of T. Rowe Price Associates, Inc. are set forth in the Form ADV of T. Rowe Price Associates, Inc. currently on file with the Securities and Exchange Commission (File No. 801-856).

The business and other connections of the officers and directors of Turner Investment Partners Inc. are set forth in the Form ADV of Turner Investment Partners Inc. currently on file with the Securities and Exchange Commission (File No. 801-36220).

The business and other connections of the officers and directors of Mercator Asset Management LP are set forth in the Form ADV of Mercator Asset Management LP currently on file with the Securities and Exchange Commission (File No. 801-50347).

The business and other connections of the officers and directors of Principal Global Investors, LLC are set forth in the Form ADV of Principal Global Investors, LLC currently on file with the Securities and Exchange Commission (File No. 801-55959).

The business and other connections of the officers and directors of Goldman Sachs Asset Management, L.P. are set forth in the Form ADV of Goldman Sachs Asset Management, L.P. on file with the Securities and Exchange Commission (File No. 801-37591).

The business and other connections of the officers and directors of Aberdeen Asset Management Investment Services Limited are set forth in the Form ADV of Aberdeen Asset Management Inc. on file with the Securities and Exchange Commission (File No. 801-12880).

The business and other connections of the officers and directors of Victory Capital Management Inc. are set forth in the Form ADV of Victory Capital Management Inc. on file with the Securities and Exchange Commission (File No. 801-46878).

The business and other connections of the officers and directors of Atlanta Capital Management Company, LLC are set forth in the Form ADV of Atlanta Capital Management, LLC on file with the Securities and Exchange Commission (File No. 801-60673).

The business and other connections of the officers and directors of BlackRock Investment Management, LLC are set forth in the Form ADV of BlackRock Investment Management, LLC on file with the Securities and Exchange Commission (File No. 801-56972).

The business and other connections of the officers and directors of Calamos Advisors LLC are set forth in the Form ADV of Calamos Advisors LLC on file with the Securities and Exchange Commission (File No. 801-29688).

The business and other connections of the officers and directors of Calvert Asset Management Company, Inc. are set forth in the Form ADV of Calvert Asset Management Company, Inc. on file with the Securities and Exchange Commission (File No. 801-17044).

The business and other connections of the officers and directors of OppenheimerFunds, Inc. are set forth in the Form ADV of OppenheimerFunds Inc. on file with the Securities and Exchange Commission (File No. 801-08253).

The business and other connections of the officers and directors of Sectoral Asset Management Inc. are set forth in the Form ADV of Sectoral Asset Management, Inc. on file with the Securities and Exchange Commission (File No. 801-60079).

Item 27.	Principal Underwriters

Not Applicable

Item 28.	Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Certain records, including records relating to Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant’s custodian at the following locations:

Name	Address
Wells Fargo Bank Minnesota, N.A.	Sixth and Marquette Avenue Minneapolis, Minnesota 55402

State Street Bank and Trust Company	225 Franklin Street Boston, Massachusetts 02110

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 27th day of April, 2009.

THRIVENT SERIES FUND, INC.

By:	/s/ John L. Sullivan
John L. Sullivan
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 2009.

Signature	Title

/s/ Russell W. Swansen Russell W. Swansen	President

/s/ Gerard V. Vaillancourt Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer

* F. Gregory Campbell	Director

* Herbert F. Eggerding, Jr.	Director

* Noel K. Estenson	Director

* Richard L. Gady	Director

* Richard A. Hauser	Director

* Connie M. Levi	Director

* Douglas D. Sims	Director

* Constance L. Souders	Director

*	John L. Sullivan by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated	April 27, 2009	By:	/s/ John L. Sullivan
John L. Sullivan
Attorney-in-Fact

Index to Exhibits

(d)(8)	Amendment No. 1 to Investment Subadvisory Agreement among Thrivent Financial for Lutherans, Registrant and T. Rowe Price Associates, Inc.

(d)(20)	Amendment No. 1 to the Investment Subadvisory Agreement, effective May 1, 2008, among Thrivent Financial for Lutheran, Registrant and Turner Investment Partners Inc.

(h)(1)	Expense Reimbursement Letter Agreement

(h)(5)	Administrative Services Agreement, effective January 1, 2009, between Registrant and Thrivent Financial for Lutherans

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(p)(4)	Rule 17j-1 Code of Ethics of Atlanta Capital Management Company, LLC

(p)(12)	Rule 17j-1 Code of Ethics of Pyramis Global Advisors, LLC

(p)(13)	Rule 17j-1 Code of Ethics of Sectoral Asset Management Inc.